As filed with the Securities and Exchange Commission on April 1, 2011

Securities Act File No.

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.
(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762 (Area Code and Telephone Number)

John Perlowski

President and Chief Executive Officer

55 East 52nd Street,

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Maria Gattuso, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Ira P. Shapiro, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: shares of beneficial interest, par value $0.001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective May 1, 2011, pursuant to Rule 488 under the Securities Act of 1933.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

1.	Letter to Shareholders of BlackRock Bond Portfolio and BlackRock Managed Income Portfolio, each a series of BlackRock Funds II

2.	Questions and Answers for Shareholders of BlackRock Bond Portfolio and BlackRock Managed Income Portfolio, each a series of BlackRock Funds II

3.	Combined Prospectus/Information Statement regarding the reorganizations of BlackRock Bond Portfolio, a series of BlackRock Funds II, into BlackRock Total Return Portfolio II, a series of BlackRock Funds II and BlackRock Managed Income Portfolio, a series of BlackRock Funds II, into BlackRock Total Return Portfolio II, a series of BlackRock Funds II

4.	Statement of Additional Information regarding the reorganizations of BlackRock Bond Portfolio, a series of BlackRock Funds II, into BlackRock Total Return Portfolio II, a series of BlackRock Funds II and BlackRock Managed Income Portfolio, a series of BlackRock Funds II, into BlackRock Total Return Portfolio II, a series of BlackRock Funds II

5.	Part C Information

6.	Exhibits

[                    ], 2011

Dear Shareholder:

The Board of Trustees (the “Board”) is pleased to announce the reorganization of BlackRock Bond Portfolio (“Bond Portfolio”) and the reorganization of BlackRock Managed Income Portfolio (“Managed Income Portfolio” and together with Bond Portfolio, the “Target Funds” and each, a “Target Fund”), each a series of BlackRock Funds II (the “Trust”), with BlackRock Total Return Portfolio II (“Total Return Portfolio II” or the “Acquiring Fund”), also a series of the Trust. The reorganizations do not require your approval, and you are not being asked to vote. The attached Combined Prospectus/Information Statement contains information about the Acquiring Fund, outlines the differences between the Target Funds and the Acquiring Fund and provides details about the terms and conditions of the reorganizations. You should review the Combined Prospectus/Information Statement carefully and retain it for future reference.

In each reorganization, your Target Fund shares will be exchanged for the same class of shares of the Acquiring Fund with the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of each Target Fund will be effected on a tax-free basis for federal income tax purposes. The reorganizations are expected to close during the third quarter of 2011.

BlackRock Advisors, LLC (“BlackRock Advisors”), each fund’s investment adviser, proposed the reorganization involving your Target Fund, as well as a number of other reorganizations involving other funds advised by BlackRock Advisors or an affiliate, to eliminate certain redundancies and in an effort to achieve certain operating efficiencies.

BlackRock Advisors believes that the shareholders of each Target Fund generally will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Target Fund’s assets in the respective reorganization, than by continuing to operate the Target Fund separately. The Board of Trustees of the Trust, including all of the Independent Trustees, believes each reorganization is in the best interests of the respective Target Fund, and has approved each reorganization.

As always, we appreciate your support.

Sincerely,

JOHN PERLOWSKI

President and Chief Executive Officer

BlackRock Managed Income Portfolio

BlackRock Bond Portfolio

BlackRock Funds II

100 Bellevue Parkway Wilmington, DE 19809

(800) 441-7762

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. The following Questions and Answers provide an overview of the key features of the reorganizations and of the information contained in this Combined Prospectus/Information Statement.

Q:	What is this document and why did we send it to you?

A:	This is a Combined Prospectus/Information Statement that provides you with information about (i) an agreement and plan of reorganization (a “Reorganization Agreement”) between BlackRock Funds II (the “Trust”), on behalf of the BlackRock Bond Portfolio (the “Bond Portfolio”), and the Trust, on behalf of the BlackRock Total Return Portfolio II (the “Total Return Portfolio II” or “Acquiring Fund”); and (ii) a Reorganization Agreement between the Trust, on behalf of the BlackRock Managed Income Portfolio (the “Managed Income Portfolio” and together with the Bond Portfolio, the “Target Funds” and each, a “Target Fund”), and the Trust, on behalf of the Total Return Portfolio II (together with the Target Funds, the “Funds” and each, a “Fund”). Each Fund pursues an identical investment objective. Each Fund also employs substantially similar investment strategies to achieve its respective investment objective. When the reorganization (“Reorganization”) relating to your Target Fund is completed, an account at the Acquiring Fund will be set up in your name, you will become a shareholder of the Acquiring Fund, and your Target Fund will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Information Statement for a detailed explanation of the Reorganization relating to your Target Fund and for a more complete description of the Acquiring Fund.

You are receiving this Combined Prospectus/Information Statement because you owned shares of your Target Fund as of April 27, 2011. The Reorganization does not require approval by shareholders of either the Target Fund or the Acquiring Fund, and you are not being asked to vote.

Q:	Did the Board of Trustees of the Trust approve the Reorganizations?

A:	Yes, the Board of Trustees of the Trust (the “Board”) approved each Reorganization. After careful consideration, the Board, including all of the Trustees who are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), determined that each Reorganization is in the best interests of the respective Target Fund and that the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization and approved the Reorganization. The Board has determined that shareholders of each Target Fund may benefit from the following:

(i) Shareholders of each Target Fund will remain invested in a diversified, open-end fund that has greater net assets;

(ii) The larger net asset size of the combined fund (the “Combined Fund”) is expected to give rise to possible operating efficiencies (e.g., certain fixed costs, such as printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Combined Fund);

(iii) The larger net asset size of the Combined Fund is expected to result in a lower effective management fee rate under the management agreement relating to the Managed Income Portfolio; and

(iv) The compatibility of the types of portfolio securities held by each of the Funds, the identical investment objectives of each Fund, the substantially similar principal investment strategies of each Fund, and the similarities between the risk profiles of each Fund.

Q:	How will the Reorganizations affect me?

A:

The Reorganizations are expected to take place during the third quarter of 2011. Upon the closing of the Reorganizations, all of the assets and certain stated liabilities of each Target Fund will be combined with those of the Acquiring Fund. You will receive the same class of shares of the Acquiring Fund as you currently hold of your Target Fund. The aggregate net asset value of the shares you receive in the

Reorganization will equal the aggregate net asset value of the shares you own immediately prior to the Reorganization. As a result of the Reorganizations, however, a shareholder of a Target Fund will hold a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganizations.

Upon the closing of the Reorganizations, the Total Return Portfolio II will be renamed the “BlackRock Core Bond Portfolio” and will be permitted to invest up to 10% of its assets in non-dollar denominated bonds and bonds of emerging market issuers.

In addition, upon the closing of the Reorganization relating to the Bond Portfolio, BlackRock Advisors has contractually agreed to waive fees and/or reimburse expenses in order to limit the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.56% (for Institutional Shares) of average daily net assets until February 1, 2014.

Q:	In the Reorganization, will I receive the same class of shares of the Acquiring Fund as the shares of the Target Fund that I now hold?

A:	Yes. You will receive the same class of shares of the Acquiring Fund as the shares you own of your Target Fund.

Q:	Will I own the same number of shares of the Acquiring Fund as I currently own of my Target Fund?

A:	No. You will receive shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own prior to the Reorganization relating to your Target Fund. However, the number of shares you receive will depend on the relative net asset value of the shares of the relevant Target Fund and the Acquiring Fund as of the close of trading on the New York Stock Exchange on the business day immediately before the closing of the Reorganization (the “Valuation Time”). Thus, if as of the Valuation Time the net asset value of a share of the Acquiring Fund is lower than the net asset value of the corresponding share class of the relevant Target Fund, you will receive a greater number of shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. On the other hand, if the net asset value of a share of the Acquiring Fund is higher than the net asset value of the corresponding share class of the relevant Target Fund, you will receive fewer shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. The aggregate net asset value of your Combined Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of your Target Fund shares immediately prior to the Reorganization.

Q:	Who will advise the Acquiring Fund once the Reorganizations are completed?

A:	Each Target Fund is advised by BlackRock Advisors, LLC (“BlackRock Advisors”). The Acquiring Fund is also advised by BlackRock Advisors and is expected to continue to be advised by BlackRock Advisors after completion of one or both of the Reorganizations. Each Target Fund is sub-advised by BlackRock Financial Management, Inc. The Acquiring Fund is also sub-advised by BlackRock Financial Management, Inc. and is expected to continue to be sub-advised by BlackRock Financial Management, Inc. once the Reorganizations are completed. The Target Funds and the Acquiring Fund have the same portfolio management team, Rick Rieder, Matthew Marra and Eric Pellicciaro. This same portfolio management team is expected to continue to manage the Combined Fund once the Reorganizations are completed.

ii

Q:	How will the Reorganization(s) affect Fund fees and expenses?

Bond Portfolio and Managed Income Portfolio into Total Return Portfolio II

Assuming both Reorganizations had occurred as of September 30, 2010, the Combined Fund would have (i) Total Annual Fund Operating Expenses, (ii) Net Annual Fund Operating Expenses after taking into account contractual fee waivers and/or expense reimbursements (excluding the effect of certain fees and expenses), and (iii) Net Annual Fund Operating Expenses after giving effect to all applicable expense limitations (excluding the effect of certain fees and expenses) for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the Target Funds prior to the Reorganizations, except the following are expected to be higher in the Combined Fund: (i) Total Annual Fund Operating Expenses: Institutional Shares of Bond Portfolio; (ii) Net Annual Fund Operating Expenses (after contractual limitations): Investor B Shares, Service Shares and BlackRock Shares of Bond Portfolio; and (iii) Net Annual Fund Operating Expenses (after all applicable expense limitations): Investor B Shares and Investor C Shares of Bond Portfolio, which are expected to increase by less than one basis point.

BlackRock Advisors has agreed to continue these contractual expense limitations for each share class for a certain period of time following the closing of the Reorganizations.

The contractual management fee rates for the Combined Fund are the same as the contractual management fee rates for the Target Funds. The effective management fee rates for the Combined Fund are expected to be lower than those of Managed Income Portfolio and higher than those of Bond Portfolio (by one basis point).

Bond Portfolio into Total Return Portfolio II

Assuming the Reorganization of Bond Portfolio into Total Return Portfolio II had occurred as of September 30, 2010, but the other Reorganization did not occur, the Combined Fund would have (i) Total Annual Fund Operating Expenses, (ii) Net Annual Fund Operating Expenses after taking into account contractual fee waivers and/or expense reimbursements (excluding the effect of certain fees and expenses), and (iii) Net Annual Fund Operating Expenses after giving effect to all applicable expense limitations (excluding the effect of certain fees and expenses) for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the Target Fund prior to the Reorganization, except the following are expected to be higher in the Combined Fund: (i) Total Annual Fund Operating Expenses: Institutional Shares of Bond Portfolio; (ii) Net Annual Fund Operating Expenses (after contractual limitations): Investor B Shares, Service Shares and BlackRock Shares of Bond Portfolio; and (iii) Net Annual Fund Operating Expenses (after all applicable expense limitations): Investor C Shares of Bond Portfolio, which are expected to increase by less than one basis point.

BlackRock Advisors has agreed to continue these contractual expense limitations for each share class for a certain period of time following the closing of the Reorganization.

Managed Income Portfolio into Total Return Portfolio II

Assuming the Reorganization of Managed Income Portfolio into Total Return Portfolio II had occurred as of September 30, 2010, but the other Reorganization did not occur, the Combined Fund would have (i) Total Annual Fund Operating Expenses, (ii) Net Annual Fund Operating Expenses after taking into account contractual fee waivers and/or expense reimbursements (excluding the effect of certain fees and expenses), and (iii) Net Annual Fund Operating Expenses after giving effect to all applicable expense limitations (excluding the effect of certain fees and expenses) for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the Target Fund prior to the Reorganization, except the Net Annual Fund Operating Expenses (after contractual limitations) of Service Shares of Managed Income Portfolio are expected to be higher in the Combined Fund.

BlackRock Advisors has agreed to continue these contractual expense limitations for each share class for a certain period of time following the closing of the Reorganization.

iii

Q:	Are there any differences in front-end sales loads or contingent deferred sales charges?

A:	The distribution and service fees and sales charges (including contingent deferred sales charges (“CDSCs”)) on the shares of the Acquiring Fund to be issued in the Reorganizations (Investor A, Investor B, Investor C, Institutional, Service and BlackRock) to the holders of shares of the Target Funds will be substantially similar to the corresponding charges on the shares of the Target Funds held by such shareholders immediately prior to the Reorganizations. The only difference is that Investor A Shares of Managed Income Portfolio have a CDSC of 0.50% imposed on investments of $1 million or more if redeemed within eighteen months, while Investor A Shares of Total Return Portfolio II have a CDSC of 0.75% imposed on investments of $1 million or more if redeemed within eighteen months. The Acquiring Fund’s CDSC schedule will remain in place in the Combined Fund for new purchases. However, Investor A shareholders of Managed Income Portfolio will continue to be subject to the lower CDSC applicable to Managed Income Portfolio for the Investor A shares they receive in the Combined Fund in connection with the applicable Reorganization.

Q:	Will I have to pay any sales load, commission or other similar fee in connection with the Reorganizations?

A:	No, you will not pay any sales load, commission or other similar fee in connection with the Reorganizations. As more fully discussed in the Combined Prospectus/Information Statement, the holding period with respect to any contingent deferred sales charge that applies to shares of the Acquired Fund acquired by you in the Reorganizations will be measured from the earlier of the time (i) you purchased your Target Fund shares or (ii) you purchased your shares of any other fund advised by BlackRock Advisors and subsequently exchanged them for shares of the Target Fund.

Q:	What will I have to do to open an account in the Acquiring Fund? What happens to my account when the Reorganizations are completed?

A:	Your shares automatically will be converted into shares of the Acquiring Fund on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganizations. If you currently hold certificates representing your shares of the Target Fund, it is not necessary to surrender such certificates. You will receive the same class of shares of the Acquiring Fund as you currently hold of your Target Fund. The aggregate net asset value of the shares you receive in the Reorganization relating to your Target Fund will be equal to the aggregate net asset value of the shares you own in the Target Fund immediately prior to the Reorganization.

Q:	Will the Reorganizations create a taxable event for me?

A:	Each Reorganization is expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If a Reorganization so qualifies, in general, a Target Fund will not recognize any gain or loss as a result of the transfer of all of its assets and certain stated liabilities in exchange for shares of the Acquiring Fund or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt of shares of the Acquiring Fund in connection with the Reorganization.

BlackRock Advisors does not expect to sell any material portion of the portfolio assets of either Target Fund in connection with a Reorganization. If there are any sales of portfolio assets, the tax impact of any such sales will depend on the difference between the price at which such portfolio assets are sold and a Target Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to a Target Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. In addition, prior to a Reorganization, a Target Fund will distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income and net realized capital gains will be taxable to shareholders.

iv

Q:	What if I redeem my shares before the Reorganizations take place?

A:	If you choose to redeem your shares before the Reorganizations take place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction and may be subject to any applicable CDSC.

Q:	Who will pay for the Reorganizations?

A:	The estimated Reorganization expenses for Total Return Portfolio II and Managed Income Portfolio are $88,667 and $116,905, respectively, which BlackRock Advisors is expected to entirely absorb through fee waivers and expense reimbursements. BlackRock Advisors will pay the Bond Portfolio’s Reorganization expenses, which are estimated to be $195,653. The estimated cost of both Reorganizations is $401,225. The foregoing estimated expenses will be borne by Total Return Portfolio II, Managed Income Portfolio and BlackRock Advisors, regardless of whether the Reorganizations are consummated.

Q:	Why is no shareholder action necessary?

A:	Neither a vote of the shareholders of the Target Funds nor a vote of the shareholders of the Acquiring Fund is required to approve the Reorganization. The Trust’s Declaration of Trust provides that the Board may combine series of the Trust (such as in this instance the Target Funds and the Acquiring Fund) without a shareholder vote if the Trustees reasonably determine that such combination will not have a materially adverse affect on any shareholders of either series. In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Funds is not required.

Q:	I have received combined prospectuses/proxy statements from other funds in the BlackRock mutual fund complex. Is this a duplicate combined prospectus/proxy statement?

A:	This is not a duplicate of another combined prospectus/proxy statement. If you are a shareholder of other BlackRock-advised funds, you may have separately received one or more combined prospectuses/proxy statements and proxy cards relating to other reorganizations. If you own shares of a target fund in a reorganization for which shareholder approval is required, you will be asked to vote separately for each fund. The Reorganizations discussed in this Combined Prospectus/Information Statement do not require a shareholder vote and were not included in any other combined prospectus/proxy statement.

Q:	When will the Reorganizations occur?

A:	The Reorganizations are expected to occur during the third quarter of 2011.

Q:	Whom do I contact if I have questions?

A:	You can contact your financial advisor for further information. Direct shareholders may contact the Funds at (800) 441-7762.

Important additional information about the Reorganizations is set forth in the accompanying Combined Prospectus/Information Statement. Please read it carefully.

v

COMBINED PROSPECTUS/INFORMATION STATEMENT

BLACKROCK FUNDS II

BlackRock Bond Portfolio

BlackRock Managed Income Portfolio

BlackRock Total Return Portfolio II

100 Bellevue Parkway Wilmington, Delaware 19809 (800) 441-7762

This Combined Prospectus/Information Statement is furnished to you as a shareholder of the BlackRock Bond Portfolio (the “Bond Portfolio”) and/or the BlackRock Managed Income Portfolio (the “Managed Income Portfolio” and together with the Bond Portfolio, the “Target Funds” and each, a “Target Fund”), each a series of BlackRock Funds II, a Massachusetts business trust (the “Trust”). As provided in each Agreement and Plan of Reorganization (“Reorganization Agreement”), each Target Fund will transfer all of its assets to the BlackRock Total Return Portfolio II (the “Acquiring Fund”), a series of the Trust, in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and shares of the Acquiring Fund, after which those shares will be distributed by the Target Fund to the holders of its shares.

The Board of Trustees of the Trust (the “Board”) has approved the reorganization (“Reorganization”) with respect to each Target Fund by which the Target Fund, a separate series of the Trust, an open-end management investment company, would be acquired by the Acquiring Fund. The Acquiring Fund pursues an investment objective identical to that of the Target Funds. Each Fund has an investment objective to seek to maximize total return, consistent with income generation and prudent investment management. The Acquiring Fund also has certain strategies that are similar and compatible with those of each of the Target Funds. The Target Funds and the Acquiring Fund, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Fund’s investment strategies, see “Summary—Investment Objectives and Principal Investment Strategies” below.

At the closing of the Reorganization relating to a Target Fund, the Target Fund will transfer its assets to the Acquiring Fund. The Acquiring Fund will assume certain stated liabilities of the Target Fund and will issue shares to the Target Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Target Fund. Immediately thereafter, the Target Fund will distribute these shares of the Acquiring Fund to its shareholders. After distributing these shares, the Target Fund will be terminated as a series of the Trust. When the Reorganization is complete, the Target Fund’s shareholders will hold the same class of shares of the Acquiring Fund as they currently hold of the Target Fund. The aggregate net asset value of the Acquiring Fund shares received in the Reorganization will equal the aggregate net asset value of the Target Fund shares held by Target Fund shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Fund will represent a smaller percentage of ownership in the Combined Fund than such shareholder’s percentage of ownership in the Target Fund prior to the Reorganization.

This Combined Prospectus/Information Statement sets forth concisely the information shareholders of each Target Fund should know about the Reorganization relating to their Fund and constitutes an offering of the shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Acquiring Fund and the Target Funds (together, the “Funds”), each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement:

•	the Statement of Additional Information dated [ ], 2011 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement;

•	the Prospectuses relating to Investor A, Investor B, Investor C, Institutional, Service, and BlackRock Shares of the Bond Portfolio, each dated January 28, 2011, as supplemented;

•	the Prospectuses relating to Investor A, Investor B, Investor C, Institutional and Service Shares of the Managed Income Portfolio, each dated January 28, 2011, as supplemented;

•	the Statement of Additional Information relating to the Bond Portfolio, dated January 28, 2011, as supplemented;

•	the Statement of Additional Information relating to the Managed Income Portfolio, dated January 28, 2011, as supplemented;

•	the Annual Report to shareholders of the Bond Portfolio for the fiscal year ended September 30, 2010;

•	the Annual Report to shareholders of the Managed Income Portfolio for the fiscal year ended September 30, 2010; and

•	the Statement of Additional Information relating to the Acquiring Fund, dated January 28, 2011, as supplemented.

The following documents each have been filed with the SEC, and are incorporated herein by reference into (each legally forms a part of) and also accompany this Combined Prospectus/Information Statement:

•	the Prospectuses relating to Investor A, Investor B, Investor C, Institutional, Service, and BlackRock Shares of the Acquiring Fund, each dated January 28, 2011, as supplemented; and

•	the Annual Report to shareholders of the Acquiring Fund for the fiscal year ended September 30, 2010.

Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the Acquiring Fund’s Prospectuses (collectively, the “Acquiring Fund Prospectus”) will apply to the shares issued by the Acquiring Fund in connection with the Reorganizations. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Additional copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

BlackRock Bond Portfolio and	BlackRock Total Return Portfolio II
BlackRock Managed Income Portfolio	BlackRock Funds II
BlackRock Funds II	100 Bellevue Parkway
100 Bellevue Parkway	Wilmington, Delaware 19809
Wilmington, Delaware 19809	(800) 441-7762
(800) 441-7762

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.” The Reorganization SAI may also be obtained without charge at (800) 441-7762.

You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E. Washington, DC 20549.
By Phone:	(202) 551-8090
By Mail:	Public Reference Section Office of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)
By E-mail:	publicinfo@sec.gov (duplicating fee required)
By Internet:	www.sec.gov

We are not asking you for a proxy and you are requested not to send us a proxy.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Information Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Information Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Information Statement is [            ], 2011.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

The Trust is an open-end management investment company registered with the SEC. Each of the Funds is a diversified, separate series of the Trust. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. The investment objective of each Fund is identical. Each Fund has an investment objective to seek to maximize total return, consistent with income generation and prudent investment management. The investment objective of each Fund is a non-fundamental objective, which means it may be changed without the approval of the Fund’s shareholders. Should a Fund’s Board determine that the investment objective of the Fund should be changed, shareholders of such Fund must be given at least 30 days’ notice before any such change is implemented.

The Acquiring Fund, following completion of one or both of the Reorganizations, may be referred to as the “Combined Fund” in this Combined Prospectus/Information Statement. The Combined Fund will be renamed the BlackRock Core Bond Portfolio upon the closing of the Reorganizations.

BlackRock Advisors, LLC (“BlackRock Advisors” or the “Adviser”) serves as the investment adviser of each of the Funds. The portfolio managers of each of the Funds are Rick Rieder, Matthew Marra and Eric Pellicciaro, and they are expected to continue to be the portfolio managers of the Combined Fund following the closing of the Reorganizations. Each of the Funds publicly offers its shares on a continuous basis, and shares may be purchased through each Fund’s distributor, BlackRock Investments, LLC (“BRIL” or the “Distributor”), and numerous intermediaries.

Bond Portfolio and Total Return Portfolio II. The Bond Portfolio and the Total Return Portfolio II employ substantially similar investment strategies to achieve their respective objectives. Both Funds invest at least 80% of their assets in bonds. The principal difference between the Funds’ principal investment strategies is that the Bond Portfolio maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital Intermediate Government/Credit Index, while the Total Return Portfolio II maintains an average portfolio duration that is within ±20% of the Barclays Capital U.S. Aggregate Bond Index. The Bond Portfolio also maintains a dollar-weighted average maturity between three and ten years, while Total Return Portfolio II has no such requirement. Each Fund invests primarily in dollar-denominated investment grade bonds, and both Funds may invest up to 10% of their assets in non-dollar denominated bonds (on a currency hedged or unhedged basis); however, the Bond Portfolio’s 10% limit also includes bonds of emerging market issuers. Upon the closing of the Reorganization, Total Return Portfolio II will also be permitted to invest up to 10% of its assets in non-dollar denominated bonds and bonds of emerging markets issuers. Each Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. Each Fund may engage in active and frequent trading of its portfolio securities to achieve its primary investment strategies. Each Fund may engage in derivatives transactions. Each Fund may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks. Each Fund may also use derivatives to enhance returns.

Managed Income Portfolio and Total Return Portfolio II. The Managed Income Portfolio and the Total Return Portfolio II employ substantially similar investment strategies to achieve their respective objectives. Both Funds invest at least 80% of their assets in bonds. Both Funds maintain an average portfolio duration that is within ±20% of the Barclays Capital U.S. Aggregate Bond Index. Each Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. Each Fund invests primarily in dollar-denominated investment grade bonds, and both Funds may invest up to 10% of their assets in non-dollar denominated bonds (on a currency hedged or unhedged basis). Upon the closing of the Reorganization, Total Return Portfolio II will be permitted to invest up to 10% of its assets in non-dollar denominated bonds and bonds of emerging markets issuers. Each Fund may engage in active and frequent trading of its portfolio securities to achieve its primary investment strategies. Each Fund may engage in derivatives transactions. Each Fund may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks. Each Fund may also use derivatives to enhance returns.

The Board, including all of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Board Members”), has approved each Reorganization, on behalf of each of the Bond Portfolio and the Managed Income Portfolio, as applicable. Each Reorganization provides for:

•

the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the amount of such assumed liabilities;

•	the distribution of such shares of the Acquiring Fund to the relevant Target Fund’s shareholders; and

•	the termination of the Target Fund as a series of the Trust.

When the Reorganizations are completed, each Target Fund’s shareholders will hold shares of the same class of the Combined Fund as they currently hold of the Target Fund with an aggregate net asset value equal to the aggregate net asset value of Target Fund shares owned immediately prior to the Reorganization.

Background and Reasons for the Reorganizations

BlackRock Advisors believes that the shareholders of each Fund generally will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganizations, than by continuing to operate the Funds separately. BlackRock Advisors believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the BlackRock-advised complex for a reorganization with each Target Fund. As a result of the identical investment objectives and substantially similar strategies of the Funds, there is substantial overlap in the portfolio securities currently owned by the Funds. Consistent with the flexibility permitted by each Fund’s investment strategies, the portfolio management team is generally managing Total Return Portfolio II in the same manner as the Managed Income Portfolio and in a substantially similar manner as the Bond Portfolio. In particular, as of September 30, 2010: (i) 74% of Bond Portfolio’s securities overlapped with Total Return Portfolio II’s securities and 64% of Total Return Portfolio II’s securities overlapped with Bond Portfolio’s securities; and (ii) 81% of Managed Income Portfolio’s securities overlapped with Total Return Portfolio II’s securities and 81% of Total Return Portfolio II’s securities overlapped with Managed Income Portfolio’s securities.

In approving each Reorganization, the Board, including all of the Independent Board Members, determined that participation in the Reorganization is in the best interests of the respective Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Board considered the Reorganization proposals at meetings held on February 8-9, 2011 and March 18, 2011, and the entire Board, including all of the Independent Board Members, approved each Reorganization. The approval determinations were made on the basis of each Board member’s judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board with regard to each Reorganization include, but are not limited to, the following:

•

that the investment objectives of the Target Funds and Acquiring Fund are identical, and that certain strategies of the relevant Target Fund and the Acquiring Fund are substantially similar and compatible, while others are different. The Board considered the principal differences in investment strategies between the relevant Target Fund and the Acquiring Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•

that assuming both Reorganizations had occurred as of September 30, 2010, the Combined Fund would have (i) Total Annual Fund Operating Expenses, (ii) Net Annual Fund Operating Expenses after taking into account contractual fee waivers and/or expense reimbursements (excluding the effect of certain fees and expenses), and (iii) Net Annual Fund Operating Expenses after giving effect to all applicable expense limitations (excluding the effect of certain fees and expenses) for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the Target Funds prior to the Reorganizations, except the following are expected to be higher in the Combined Fund: (i) Total Annual Fund Operating Expenses: Institutional Shares of Bond Portfolio; (ii) Net Annual Fund Operating Expenses (after contractual limitations): Investor B Shares, Service Shares and BlackRock Shares of Bond Portfolio; and (iii) Net Annual Fund Operating Expenses (after all applicable expense limitations): Investor B Shares and Investor C Shares of Bond Portfolio, which are expected to increase by less than one basis point. BlackRock Advisors has agreed to continue these contractual expense limitations for Investor A, Investor B, Investor C, BlackRock and Service Shares of the Combined Fund until February 1, 2012, and for Institutional Shares of the Combined Fund until February 1, 2014.

•

that assuming the Reorganization of Bond Portfolio into Total Return Portfolio II had occurred as of September 30, 2010, but the other Reorganization did not occur, the Combined Fund would have (i) Total Annual Fund Operating Expenses, (ii) Net Annual Fund Operating Expenses after taking into account contractual fee waivers and/or expense reimbursements (excluding the effect of certain fees and expenses), and (iii) Net Annual Fund Operating Expenses after giving effect to all applicable expense limitations (excluding the effect of certain fees and expenses) for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the Target Fund prior to the Reorganization, except the following are expected to be higher in the Combined Fund: (i) Total Annual Fund Operating Expenses: Institutional Shares of Bond Portfolio; (ii) Net Annual Fund Operating Expenses (after contractual limitations): Investor B Shares, Service Shares and BlackRock Shares of Bond Portfolio; and (iii) Net Annual Fund Operating Expenses (after all applicable expense limitations): Investor C Shares of Bond Portfolio, which are expected to increase by less than one basis point. BlackRock Advisors has agreed to continue these contractual expense limitations for Investor A, Investor B, Investor C, BlackRock and Service Shares of the Combined Fund until February 1, 2012, and for Institutional Shares of the Combined Fund until February 1, 2014.

•

that assuming the Reorganization of Managed Income Portfolio into Total Return Portfolio II had occurred as of September 30, 2010, but the other Reorganization did not occur, the Combined Fund would have (i) Total Annual Fund Operating Expenses, (ii) Net Annual Fund Operating Expenses after taking into account contractual fee waivers and/or expense reimbursements (excluding the effect of certain fees and expenses), and (iii) Net Annual Fund Operating Expenses after giving effect to all applicable expense limitations (excluding the effect of certain fees and expenses) for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the Target Fund prior to the Reorganization, except the Net Annual Fund Operating Expenses (after contractual limitations) of Service Shares of Managed Income Portfolio are expected to be higher in the Combined Fund. BlackRock Advisors has agreed to continue these contractual expense limitations for Investor A, Investor B, Investor C, Institutional and Service Shares of the Combined Fund until February 1, 2012.

•

that, if the Reorganization relating to Bond Portfolio is consummated, BlackRock Advisors has contractually agreed to waive fees and/or reimburse expenses until February 1, 2014, in order to limit the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.56% (for Institutional Shares) of average daily net assets.

•

the expectation that the Combined Fund will achieve certain operating efficiencies from its larger net asset size and the potential for further reduced expense ratios by sharing certain fixed costs over a larger asset base.

•

that although the effective management fee rate under the Management Agreement relating to the Bond Portfolio is expected to increase by one basis point in the Combined Fund, the same contractual management fee rate schedule as the Acquiring Fund’s will remain in place in the Combined Fund, and the substantially greater net assets of the Combined Fund are expected to result in a lower effective management fee rate under the Management Agreement relating to the Managed Income Portfolio.

•

that the same portfolio management team (as described below under “Comparison of the Funds—Management of the Funds”) that currently manages each Fund is expected to manage the Combined Fund following the closing of the Reorganizations.

•	the relative performance histories of each Fund. See “Comparison of the Funds—Performance Information.”

•

that shareholders of each Target Fund will not pay any sales charges in connection with the Reorganizations. Shareholders of each Target Fund will receive shares of the Acquiring Fund. Also, that there are certain differences in the contingent deferred sales charges (“CDSCs”) of the Investor A Shares of the Funds. Investor A Shares of the Managed Income Portfolio have a CDSC of 0.50% imposed on investments of $1 million or more if redeemed within eighteen months, while Investor A Shares of the Total Return Portfolio II and the Bond Portfolio have a CDSC of 0.75% imposed on investment of $1 million or more if redeemed within eighteen months. The Acquiring Fund’s CDSC schedule will remain in place in the Combined Fund for new purchases. However, Investor A shareholders of Managed Income Portfolio will continue to be subject to the lower CDSC applicable to Managed Income Portfolio for the Investor A shares they receive in the Combined Fund in connection with the applicable Reorganization.

•

that there is expected to be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganizations, as each Reorganization is expected to be a tax-free transaction. In addition, prior to a Reorganization, each Target Fund will distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income and net realized capital gains will be taxable to shareholders.

•

that the aggregate net asset value of the shares that shareholders of the relevant Target Fund will receive in a Reorganization is expected to equal the aggregate net asset value of the shares that shareholders of the relevant Target Fund own immediately prior to the Reorganization, and that shareholders of the relevant Target Fund will not be diluted as a result of the Reorganization.

•

that the estimated Reorganization expenses for Total Return Portfolio II and Managed Income Portfolio are $88,667 and $116,905, respectively, which BlackRock Advisors is expected to entirely absorb through fee waivers and expense reimbursements. BlackRock Advisors will pay the Bond Portfolio’s Reorganization expenses, which are estimated to be $195,653. The estimated cost of both Reorganizations is $401,225. The foregoing estimated expenses will be borne by Total Return Portfolio II, Managed Income Portfolio and BlackRock Advisors, regardless of whether the Reorganizations are consummated.

The Board, including all of the Independent Board Members, concluded that, based upon the factors and determinations summarized above, completion of each Reorganization is advisable and in the best interests of the respective Target Fund and that the interests of the shareholders of each Target Fund will not be diluted with respect to net asset value as a result of a Reorganization. The Board of the Acquiring Fund concluded that completion of each Reorganization is advisable and in the best interests of the Acquiring Fund and that the interests of the shareholders of the Acquiring Fund will not be diluted with respect to net asset value as a result of the Reorganizations. The determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither a shareholder vote of the Target Funds nor a shareholder vote of the Acquiring Fund is required to approve the Reorganizations. The Trust’s Declaration of Trust provides that the Board may, without the vote of shareholders, combine portfolios of the Trust (such as in this instance the Target Funds and the Acquiring Fund), if the Trustees reasonably determine that such combination will not have a materially adverse affect on any shareholders of either portfolio. In addition, under Rule 17a-8 under the 1940 Act, a vote of the shareholders of the Target Funds is not required.

Investment Objectives and Principal Investment Strategies

Comparison of the Bond Portfolio and the Total Return Portfolio II

Investment Objectives. The investment objectives of the Bond Portfolio and the Total Return Portfolio II are identical. The investment objective of the Funds is to seek to maximize total return, consistent with income generation and prudent investment management. The investment objective of each of the Funds is a non-fundamental objective, which means it may be changed without the approval of the Fund’s shareholders. Should a Fund’s Board of Trustees determine that the investment objective of the Fund should be changed, shareholders of such Fund must be given at least 30 days’ notice before any such change is implemented.

Principal Investment Strategies. The Bond Portfolio and the Total Return Portfolio II employ substantially similar principal strategies in achieving their respective objectives. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Bond Portfolio (Target Fund)	Total Return Portfolio II (Acquiring Fund)

•   The Fund invests primarily in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital Intermediate Government/Credit Index. (As of December 31, 2010, the duration of the benchmark was 3.91 years.)

•   The Fund normally invests at least 80% of its assets in bonds.

•   The Fund’s dollar-weighted average maturity will be between 3 and 10 years.

•   The Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Aggregate Bond Index. (As of December 31, 2010, the average duration of the benchmark was 4.98 years.)

•   The Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the Fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

•   The Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

•   The Fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 10% of its assets in non-dollar denominated bonds and bonds of emerging market issuers. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

•   The Fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

•   Upon the closing of the Reorganization, the Fund will also be permitted to invest up to 10% of its assets in non-dollar denominated bonds and bonds of emerging markets issuers.

Bond Portfolio (Target Fund)	Total Return Portfolio II (Acquiring Fund)

•    The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

•    The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

•    The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk.

•    The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

•    The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk.

•    The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

•    The management team evaluates sectors of the bond market and individual securities within those sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.

•    The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.	• The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Comparison. The principal difference between the principal strategies of the Bond Portfolio and Total Return Portfolio II is that Bond Portfolio maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital Intermediate Government/Credit Index, while Total Return Portfolio II maintains an average portfolio duration that is within ±20% of the Barclays Capital U.S. Aggregate Bond Index. Bond Portfolio also maintains a dollar weighted average maturity between three and ten years, while Total Return Portfolio II has no such requirement. Each Fund invests primarily in dollar-denominated investment grade bonds, and may invest up to 10% of its assets in non-dollar denominated bonds (on a currency hedged or unhedged basis). For Bond Portfolio, the 10% limit also includes bonds of emerging market issuers. Upon the closing of the Reorganization, Total Return Portfolio II will also be permitted to invest up to 10% of its assets in non-dollar denominated bonds and bonds of emerging markets issuers. Each Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. Each Fund’s management team selects bonds from several sectors including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and corporate bonds. Each Fund may engage in active and frequent trading of its portfolio securities to achieve its primary investment strategies. Each Fund may engage in derivatives transactions. Each Fund may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks. Each Fund may also use derivatives to enhance returns. Total Return Portfolio II also has certain non-principal strategies that are identical to the non-principal strategies of Bond Portfolio.

Notwithstanding the small differences in the investment strategies of the Funds, as noted above, because of the identical investment objectives and substantially similar strategies there is substantial overlap in the portfolio securities currently owned by the Funds. Consistent with the flexibility permitted by each Fund’s investment strategies, the portfolio management team is generally managing the Funds in a substantially similar manner and the same portfolio management team is also expected to manage the Combined Fund after the Reorganization. In particular, as noted above, as of September 30, 2010, 74% of Bond Portfolio’s securities overlapped with Total Return Portfolio II’s securities and 64% of Total Return Portfolio II’s securities overlapped with Bond Portfolio’s securities. Thus, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses associated with the sale of securities held by Bond Portfolio.

Comparison of the Managed Income Portfolio and the Total Return Portfolio II

Investment Objectives. The investment objectives of the Managed Income Portfolio and the Total Return Portfolio II are identical. The investment objective of the Funds is to seek to maximize total return, consistent with income generation and prudent investment management. The investment objective of each of the Funds is a non-fundamental objective, which means it may be changed without the approval of the Fund’s shareholders. Should a Fund’s Board of Trustees determine that the investment objective of the Fund should be changed, shareholders must be given at least 30 days’ notice before any such change is implemented.

Principal Investment Strategies. The Managed Income Portfolio and the Total Return Portfolio II employ substantially similar principal strategies in achieving their respective objectives. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Managed Income Portfolio (Target Fund)	Total Return Portfolio II (Acquiring Fund)

•    The Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is within ±20% of the Barclays Capital U.S. Aggregate Bond Index. (As of December 31, 2010, the duration of the benchmark was 4.98 years.)

•    Under normal circumstances, the Fund invests at least 80% of its assets in bonds.

•    The Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Aggregate Bond Index. (As of December 31, 2010, the average duration of the benchmark was 4.98 years.)

•    The Fund only buys securities rated investment grade at the time of purchase by at least one major rating agency or determined by the Fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

•    The Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

•    The Fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States.

•    The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

•    The Fund may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. Upon the closing of the Reorganization, the Fund will be permitted to invest up to 10% of its assets in non-dollar denominated bonds and bonds of emerging markets issuers.

•    The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

Managed Income Portfolio (Target Fund)	Total Return Portfolio II (Acquiring Fund)

•    The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

•    The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk.

•    The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

•    The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

•    The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk.

•    The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

•    The management team evaluates sectors of the bond market and individual bonds within those sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

•    The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and corporate bonds.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.	• The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Comparison. The principal strategies of the Funds are the same. Each Fund invests at least 80% of its assets in bonds. Each Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the management team to be of similar quality. Each Fund maintains an average portfolio duration that is within ±20% of the Barclays Capital U.S. Aggregate Bond Index. Each Fund’s management team selects bonds from several sectors including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and corporate bonds. Each Fund invests primarily in dollar-denominated investment grade bonds, and may invest up to 10% of its assets in non-dollar denominated bonds (on a currency hedged or unhedged basis). Upon the closing of the Reorganization, Total Return Portfolio II will be permitted to invest up to 10% of its assets in non-dollar denominated bonds and bonds of emerging markets issuers. Each Fund may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks. Each Fund may engage in active and frequent trading of its portfolio securities to achieve its primary investment strategies. Each Fund may also use derivatives to enhance returns. Total Return Portfolio II also has certain non-principal strategies that are identical to the non-principal strategies of Managed Income Portfolio.

As noted above, because of the identical investment objectives and substantially similar current strategies there is substantial overlap in the portfolio securities currently owned by the Funds. Consistent with the flexibility permitted by each Fund’s investment strategies, the portfolio management team is generally managing the Funds in the same manner and the same portfolio management team is also expected to manage the Combined Fund after the Reorganization. In particular, as noted above, as of September 30, 2010, 81% of Managed Income’s securities overlapped with Total Return Portfolio II’s securities and 81% of Total Return Portfolio II’s securities overlapped with Managed Income’s securities. Thus, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses associated with the sale of securities held by Managed Income Portfolio.

Fees and Expenses

When a Reorganization is completed, holders of Target Fund shares will receive the same class of shares in the Combined Fund that they previously held in the Target Fund.

Bond Portfolio (Target Fund)	Managed Income (Target Fund)	Combined Fund (Acquiring Fund)
BlackRock	N/A	BlackRock
Institutional	Institutional	Institutional
Service	Service	Service
Investor A	Investor A	Investor A
Investor B	Investor B	Investor B
Investor C	Investor C	Investor C

Fee Tables as of September 30, 2010 (unaudited)

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Funds, assuming the Reorganization(s) had taken place on September 30, 2010, and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Fund. The percentages presented in the fee tables are based on fees and expenses incurred during the 12-month period ended September 30, 2010. Future fees and expenses may be greater or less than those indicated below. For information concerning the net assets of each Fund as of September 30, 2010, see “Other Information—Capitalization.” You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section of the Acquiring Fund Prospectus, which accompanies this Combined Prospectus/Information Statement and is incorporated herein by reference and in the “Purchase of Shares” section of the Acquiring Fund SAI, which is incorporated herein by reference.

Bond Portfolio and Managed Income Portfolio into Total Return Portfolio II

	Bond Portfolio Investor A Shares	Managed Income Investor A Shares	Total Return II Investor A Shares	Pro-Forma Combined Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None [1]	None [1]	None [1]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	.050%	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.44%[2]	0.45%[2]	0.46%[2]	0.43%
Interest Expense	0.13%	0.12%	0.19%	0.16%
Miscellaneous Other Expenses	0.31% [2]	0.33% [2]	0.27% [2]	0.27%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.20%[3]	1.21%[3]	1.19%[3]	1.14%
Fee Waivers and/or Expense Reimbursements	(0.11)%[4]	— [5]	(0.10)%[6]	(0.08)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.09%[4]	1.21%[5]	1.09%[6]	1.06%[7]

	Bond Portfolio Investor B Shares	Managed Income Investor B Shares	Total Return II Investor B Shares	Pro-Forma Combined Investor B Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	4.50%[8]	4.50%[8]	4.50%[8]	4.50%[8]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.46%[2]	0.59%[2]	0.56%[2]	0.49%
Interest Expense	0.13%	0.12%	0.19%	0.16%
Miscellaneous Other Expenses	0.33% [2]	0.47% [2]	0.37% [2]	0.33%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.97%[3]	2.10%[3]	2.04%[3]	1.95%
Fee Waivers and/or Expense Reimbursements	(0.13)%[4]	(0.10)%[5]	(0.11)%[6]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.84%[4]	2.00%[5]	1.93%[6]	1.90%[7]

	Bond Portfolio Investor C Shares	Managed Income Investor C Shares	Total Return II Investor C Shares	Pro-Forma Combined Investor C Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%[9]	1.00%[9]	1.00%[9]	1.00%[9]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.38%[2]	0.46%[2]	0.47%[2]	0.41%
Interest Expense	0.13%	0.12%	0.19%	0.16%
Miscellaneous Other Expenses	0.25% [2]	0.34% [2]	0.28% [2]	0.25%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.89%[3]	1.97%[3]	1.95%[3]	1.87%
Fee Waivers and/or Expense Reimbursements	(0.05)%[4]	— [5]	(0.09)%[6]	(0.04)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.84%[4]	1.97%[5]	1.86%[6]	1.83%[7]

	Bond Portfolio Institutional Shares	Managed Income Institutional Shares	Total Return II Institutional Shares	Pro-Forma Combined Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	None	None	None	None
Other Expenses	0.36%[2]	0.51%[2]	0.49%[2]	0.42%
Interest Expense	0.13%	0.12%	0.19%	0.16%
Miscellaneous Other Expenses	0.23%[2]	0.39%[2]	0.30%[2]	0.26%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	0.87%[3]	1.02%[3]	0.97%[3]	0.88%
Fee Waivers and/or Expense Reimbursements	(0.13)%[4]	(0.24)%[5]	(0.19)%[6]	(0.15)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.74%[4]	0.78%[5]	0.78%[6]	0.73%[7]

	Bond Portfolio Service Shares	Managed Income Service Shares	Total Return II Service Shares	Pro-Forma Combined Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.40%[2]	0.36%[2]	0.47%[2]	0.37%
Interest Expense	0.13%	0.12%	0.19%	0.16%
Miscellaneous Other Expenses	0.27%[2]	0.24%[2]	0.28%[2]	0.21%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.16%[3]	1.12%[3]	1.20%[3]	1.08%
Fee Waivers and/or Expense Reimbursements	(0.12)%[4]	(0.04)%[5]	(0.07)%[6]	— [7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%[4]	1.08%[5]	1.13%[6]	1.08%[7]

	Bond Portfolio BlackRock Shares	Total Return II BlackRock Shares	Pro-Forma Combined BlackRock Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	None	None	None
Other Expenses	0.29%[2]	0.33%[2]	0.29%
Interest Expense	0.13%	0.19%	0.16%
Miscellaneous Other Expenses	0.16%[2]	0.14%[2]	0.13%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	0.80%[3]	0.81%[3]	0.75%
Fee Waivers and/or Expense Reimbursements	(0.19)%[4]	(0.16)%[6]	(0.13)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.61%[4]	0.65%[6]	0.62%[7]

Bond Portfolio into Total Return Portfolio II

	Bond Portfolio Investor A Shares	Total Return II Investor A Shares	Pro-Forma Combined Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None [1]	None [1]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other Expenses	0.44%[2]	0.46%[2]	0.44%
Interest Expense	0.13%	0.19%	0.17%
Miscellaneous Other Expenses	0.31%[2]	0.27%[2]	0.27%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.20%[3]	1.19%[3]	1.15%
Fee Waivers and/or Expense Reimbursements	(0.11)%[4]	(0.10)%[6]	(0.08)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.09%[4]	1.09%[6]	1.07%[7]

	Bond Portfolio Investor B Shares	Total Return II Investor B Shares	Pro-Forma Combined Investor B Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	4.50%[8]	4.50%[8]	4.50%[8]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other Expenses	0.46%[2]	0.56%[2]	0.50%
Interest Expense	0.13%	0.19%	0.17%
Miscellaneous Other Expenses	0.33% [2]	0.37% [2]	0.33%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.97%[3]	2.04%[3]	1.96%
Fee Waivers and/or Expense Reimbursements	(0.13%)[4]	(0.11)%[6]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.84%[4]	1.93%[6]	1.91%[7]

	Bond Portfolio Investor C Shares	Total Return II Investor C Shares	Pro-Forma Combined Investor C Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%[9]	1.00%[9]	1.00%[9]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other Expenses	0.38%[2]	0.47%[2]	0.43%
Interest Expense	0.13%	0.19%	0.17%
Miscellaneous Other Expenses	0.25%[2]	0.28%[2]	0.26%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.89%[3]	1.95%[3]	1.89%
Fee Waivers and/or Expense Reimbursements	(0.05)%[4]	(0.09)%[6]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.84%[4]	1.86%[6]	1.84%[7]

	Bond Portfolio Institutional Shares	Total Return II Institutional Shares	Pro-Forma Combined Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	None	None	None
Other Expenses	0.36%[2]	0.49%[2]	0.42%
Interest Expense	0.13%	0.19%	0.17%
Miscellaneous Other Expenses	0.23%[2]	0.30%[2]	0.25%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	0.87%[3]	0.97%[3]	0.88%
Fee Waivers and/or Expense Reimbursements	(0.13)%[4]	(0.19)%[6]	(0.14)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.74%[4]	0.78%[6]	0.74%[7]

	Bond Portfolio Service Shares	Total Return II Service Shares	Pro-Forma Combined Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other Expenses	0.40%[2]	0.47%[2]	0.43%
Interest Expense	0.13%	0.19%	0.17%
Miscellaneous Other Expenses	0.27%[2]	0.28%[2]	0.26%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.16%[3]	1.20%[3]	1.14%
Fee Waivers and/or Expense Reimbursements	(0.12)%[4]	(0.07)%[6]	(0.03)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%[4]	1.13%[6]	1.11%[7]

	Bond Portfolio BlackRock Shares	Total Return II BlackRock Shares	Pro-Forma Combined BlackRock Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.45%
Distribution and/or Service (12b-1) fees	None	None	None
Other Expenses	0.29%[2]	0.33%[2]	0.31%
Interest Expense	0.13%	0.19%	0.17%
Miscellaneous Other Expenses	0.16%[2]	0.14%[2]	0.14%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	0.80%[3]	0.81%[3]	0.77%
Fee Waivers and/or Expense Reimbursements	(0.19)%[4]	(0.16)%[6]	(0.14)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.61%[4]	0.65%[6]	0.63%[7]

Managed Income Portfolio into Total Return Portfolio II

	Managed Income Investor A Shares	Total Return II Investor A Shares	Pro-Forma Combined Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	4.00%	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	None [1]	None [1]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.46%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other Expenses	0.45%[2]	0.46%[2]	0.45%
Interest Expense	0.12%	0.19%	0.17%
Miscellaneous Other Expenses	0.33%[2]	0.27%[2]	0.28%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.21%[3]	1.19%[3]	1.17%
Fee Waivers and/or Expense Reimbursements	— [5]	(0.10)%[6]	(0.10)%[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.21%[5]	1.09%[6]	1.07%[10]

	Managed Income Investor B Shares	Total Return II Investor B Shares	Pro-Forma Combined Investor B Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	4.50%[8]	4.50%[8]	4.50%[8]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.46%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other Expenses	0.59%[2]	0.56%[2]	0.53%
Interest Expense	0.12%	0.19%	0.17%
Miscellaneous Other Expenses	0.47%[2]	0.37%[2]	0.36%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	2.10%[3]	2.04%[3]	2.00%
Fee Waivers and/or Expense Reimbursements	(0.10)%[5]	(0.11)%[6]	(0.09)%[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.00%[5]	1.93%[6]	1.91%[10]

	Managed Income Investor C Shares	Total Return II Investor C Shares	Pro-Forma Combined Investor C Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%[9]	1.00%[9]	1.00%[9]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.46%
Distribution and/or Service (12b-1) fees	1.00%	1.00%	1.00%
Other Expenses	0.46%[2]	0.47%[2]	0.45%
Interest Expense	0.12%	0.19%	0.17%
Miscellaneous Other Expenses	0.34%[2]	0.28%[2]	0.28%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.97%[3]	1.95%[3]	1.92%
Fee Waivers and/or Expense Reimbursements	— [5]	(0.09)%[6]	(0.08)%[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.97%[5]	1.86%[6]	1.84%[10]

	Managed Income Institutional Shares	Total Return II Institutional Shares	Pro-Forma Combined Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.46%
Distribution and/or Service (12b-1) fees	None	None	None
Other Expenses	0.51%[2]	0.49%[2]	0.48%
Interest Expense	0.12%	0.19%	0.17%
Miscellaneous Other Expenses	0.39%[2]	0.30%[2]	0.31%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.02%[3]	0.97%[3]	0.95%
Fee Waivers and/or Expense Reimbursements	(0.24)%[5]	(0.19)%[6]	(0.19)%[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.78%[5]	0.78%[6]	0.76%[10]

	Managed Income Service Shares	Total Return II Service Shares	Pro-Forma Combined Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.50%	0.47%	0.46%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.25%
Other Expenses	0.36%[2]	0.47%[2]	0.38%
Interest Expense	0.12%	0.19%	0.17%
Miscellaneous Other Expenses	0.24%[2]	0.28%[2]	0.21%
Acquired Fund Fees and Expenses	0.01%[3]	0.01%[3]	0.01%
Total Annual Fund Operating Expenses	1.12%[3]	1.20%[3]	1.10%
Fee Waivers and/or Expense Reimbursements	(0.04)%[5]	(0.07)%[6]	— [10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.08%[5]	1.13%[6]	1.10%[10]

1.	A contingent deferred sales charge (“CDSC”) of 0.50% for Managed Income Portfolio and of 0.75% for Bond Portfolio and Total Return Portfolio II is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. The Acquiring Fund’s CDSC schedule will remain in place in the Combined Fund for new purchases. However, Investor A shareholders of Managed Income Portfolio will continue to be subject to the lower CDSC applicable to Managed Income Portfolio for the Investor A shares they receive in the Combined Fund in connection with the applicable Reorganization.

2.	Other Expenses have been restated to reflect current fees.
3.	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent Annual Report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
4.	BlackRock Advisors has contractually agreed to waive and/or reimburse fees or expenses in order to limit Bond Portfolio’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements (excluding Dividend Expense, interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.95% (for investor A Shares), 1.70% (for Investor B and Investor C Shares), 0.60% (for Institutional Shares), 0.90% (for Service Shares) and 0.47% (for BlackRock Shares) of average daily net assets until February 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Fund.
5.	BlackRock Advisors has contractually agreed to waive and/or reimburse fees or expenses in order to limit Managed Income Portfolio’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.12% (for Investor A Shares), 1.87% for Investor B and Investor C Shares), 0.65% (for Institutional Shares) and 0.95% (for Service Shares) of average daily net assets until February 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Fund.
6.	BlackRock Advisors has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Return Portfolio II’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.89% (for Investor A Shares) 1.73% (for Investor B Shares), 1.66% (for Investor C Shares), 0.58% (for Institutional Shares), 0.93% (for Service Shares) and 0.45% (for BlackRock Shares) of average daily net assets until February 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Fund.
7.	When the Reorganization relating to the Bond Portfolio is completed, the Total Return Portfolio II’s fee waiver and/or expense limitation agreement for the Investor A, Investor B, Investor C, Service and BlackRock Shares will remain in place with the Combined Fund. In addition, BlackRock Advisors has contractually agreed to waive and/or reimburse fees or expenses in order to limit the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.56% (for Institutional Shares) of average daily net assets until February 1, 2014. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Fund.
8.	The CDSC is 4.50% if shares are redeemed in less than one year, The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See schedule of CDSCs.)
9.	There is no CDSC on Investor C Shares after one year.
10.	Total Return Portfolio II’s fee waiver and/or expense limitation agreement will remain in place with the Combined Fund following the closing of the Reorganization.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated (for the periods ended September 30, 2010) and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Bond Portfolio and Managed Income Portfolio into Total Return Portfolio II

	One Year	Three Years	Five Years	Ten Years
Bond Portfolio A Shares .	$507	$755	$1,023	$1,787
Managed Income A Shares	$518	$769	$1,038	$1,807
Total Return II A Shares	$507	$753	$1,019	$1,777
Pro-Forma Combined Fund A Shares	$504	$740	$995	$1,724

Bond Portfolio B Shares	$637	$956	$1,250	$1,992
Managed Income B Shares	$653	$998	$1,320	$2,088
Total Return II B Shares	$646	$979	$1,288	$2,039
Pro-Forma Combined Fund B Shares	$643	$957	$1,248	$1,962

Bond Portfolio C Shares	$287	$589	$1,017	$2,208
Managed Income C Shares	$300	$618	$1,062	$2,296
Total Return II C Shares	$289	$604	$1,044	$2,268
Pro-Forma Combined Fund C Shares	$286	$584	$1,007	$2,187

Bond Portfolio Institutional Shares	$76	$265	$469	$1,061
Managed Income Institutional Shares	$80	$301	$540	$1,226
Total Return II Institutional Shares	$80	$290	$518	$1,172
Pro-Forma Combined Fund Institutional Shares	$75	$250	$457	$1,056

Bond Portfolio BlackRock Shares	$62	$236	$426	$972
Total Return II BlackRock Shares	$66	$243	$434	$987
Pro-Forma Combined Fund BlackRock Shares	$63	$227	$404	$918

Bond Portfolio Service Shares	$106	$357	$627	$1,398
Managed Income Service Shares	$110	$352	$613	$1,360
Total Return II Service Shares	$115	$374	$653	$1,448
Pro-Forma Combined Fund Service Shares	$110	$343	$595	$1,317

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Bond Portfolio B Shares	$187	$606	$1,050	$1,992
Managed Income B Shares	$203	$648	$1,120	$2,088
Total Return II B Shares	$196	$629	$1,088	$2,039
Pro-Forma Combined Fund B Shares	$193	$607	$1,048	$1,962

Bond Portfolio C Shares	$187	$589	$1,017	$2,208
Managed Income C Shares	$200	$618	$1,062	$2,296
Total Return II C Shares	$189	$604	$1,044	$2,268
Pro-Forma Combined Fund C Shares	$186	$584	$1,007	$2,187

Bond Portfolio into Total Return Portfolio II

	One Year	Three Years	Five Years	Ten Years
Bond Portfolio A Shares	$507	$755	$1,023	$1,787
Total Return II A Shares	$507	$753	$1,019	$1,777
Pro-Forma Combined Fund A Shares	$505	$743	$1,000	$1,735

Bond Portfolio B Shares	$637	$956	$1,250	$1,992
Total Return II B Shares	$646	$979	$1,288	$2,039
Pro-Forma Combined Fund B Shares	$644	$960	$1,253	$1,973

Bond Portfolio C Shares	$287	$589	$1,017	$2,208
Total Return II C Shares	$289	$604	$1,044	$2,268
Pro-Forma Combined Fund C Shares	$287	$589	$1,017	$2,208

Bond Portfolio Institutional Shares	$76	$265	$469	$1,061
Total Return II Institutional Shares	$80	$290	$518	$1,172
Pro-Forma Combined Fund Institutional Shares	$76	$252	$460	$1,058

Bond Portfolio BlackRock Shares	$62	$236	$426	$972
Total Return II BlackRock Shares	$66	$243	$434	$987
Pro-Forma Combined Fund BlackRock Shares	$64	$232	$414	$941

Bond Portfolio Service Shares	$106	$357	$627	$1,398
Total Return II Service Shares	$115	$374	$653	$1,448
Pro-Forma Combined Fund Service Shares	$113	$359	$625	$1,383

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years

Bond Portfolio B Shares	$187	$606	$1,050	$1,992
Total Return II B Shares	$196	$629	$1,088	$2,039
Pro-Forma Combined Fund B Shares	$194	$610	$1,053	$1,973

Bond Portfolio C Shares	$187	$589	$1,017	$2,208
Total Return II C Shares	$189	$604	$1,044	$2,268
Pro-Forma Combined Fund C Shares	$187	$589	$1,017	$2,208

Managed Income Portfolio into Total Return Portfolio II

	One Year	Three Years	Five Years	Ten Years
Managed Income A Shares	$518	$769	$1,038	$1,807
Total Return II A Shares	$507	$753	$1,019	$1,777
Pro-Forma Combined Fund A Shares	$505	$747	$1,009	$1,755

Managed Income B Shares	$653	$998	$1,320	$2,088
Total Return II B Shares	$646	$979	$1,288	$2,039
Pro-Forma Combined Fund B Shares	$644	$969	$1,269	$2,005

Managed Income C Shares	$300	$618	$1,062	$2,296
Total Return II C Shares	$289	$604	$1,044	$2,268
Pro-Forma Combined Fund C Shares	$287	$595	$1,029	$2,237

Managed Income Institutional Shares	$80	$301	$540	$1,226
Total Return II Institutional Shares	$80	$290	$518	$1,172
Pro-Forma Combined Fund Institutional Shares	$78	$284	$507	$1,149

Managed Income Service Shares	$110	$352	$613	$1,360
Total Return II Service Shares	$115	$374	$653	$1,448
Pro-Forma Combined Fund Service Shares	$112	$350	$606	$1,340

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Managed Income B Shares	$203	$648	$1,120	$2,088
Total Return II B Shares	$196	$629	$1,088	$2,039
Pro-Forma Combined Fund B Shares	$194	$619	$1,069	$2,005

Managed Income C Shares	$200	$618	$1,062	$2,296
Total Return II C Shares	$189	$604	$1,044	$2,268
Pro-Forma Combined Fund C Shares	$187	$595	$1,029	$2,237

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During its most recent fiscal year, each Fund had the following portfolio turnover rate:

Fund	Fiscal Year End	Rate
Bond Portfolio	9/30/10	671%
Managed Income Portfolio	9/30/10	704%
Total Return Portfolio II	9/30/10	724%

Federal Tax Consequences

Each Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If a Reorganization so qualifies, in general, the relevant Target Fund and the Acquiring Fund will not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of a Target Fund’s taxable year due to the Reorganization or as a result of the transfer of certain assets). As a condition to the closing of each Reorganization, the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of each Target Fund, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

If any of the portfolio assets of either Target Fund are sold (or deemed sold by reason of marking to market of certain assets upon the termination of the Target Fund’s taxable year or as a result of the transfer of an interest in a passive foreign investment company) by the Target Fund in connection with a Reorganization, the tax impact of such sales (or deemed sales) will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any gains will be distributed to the Target Fund’s shareholders as either capital gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains) during or with respect to the year of sale (or deemed sale), and such distributions will be taxable to shareholders.

At any time prior to the consummation of a Reorganization, a shareholder may redeem shares of the Target Fund, likely resulting in recognition of gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information about the U.S. federal income tax consequences of a Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Exchange, Redemption and Valuation of Shares

Procedures for the purchase, exchange, redemption and valuation of shares of each Target Fund and the Acquiring Fund are identical.

COMPARISON OF THE FUNDS

Principal Investment Risks

Bond Portfolio and Total Return Portfolio II

Because of their substantially similar investment objectives and investment strategies, the Bond Portfolio and Total Return Portfolio II are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund (including any corresponding non-principal risks in the other Fund) are set out in the table below.

Risk	Bond Portfolio (Target Fund)	Total Return Portfolio II (Acquiring Fund)
Borrowing Risk	Non-Principal Risk	Principal Risk
Credit Risk	Principal Risk	Principal Risk
Derivatives Risk	Principal Risk	Principal Risk
Dollar Rolls Risk	Principal Risk	Principal Risk
Emerging Markets Risk	Principal Risk	Principal Risk*
Extension Risk	Principal Risk	Principal Risk
Foreign Securities Risk	Principal Risk	Principal Risk
High Portfolio Turnover Risk	Principal Risk	Principal Risk
Interest Rate Risk	Principal Risk	Principal Risk
Leverage Risk	Principal Risk	Principal Risk
Liquidity Risk	Principal Risk	Principal Risk
Market Risk and Selection Risk	Principal Risk	Principal Risk
Mortgage- and Asset-Backed Securities Risk	Principal Risk	Principal Risk
Prepayment Risk	Principal Risk	Principal Risk

Risk	Bond Portfolio (Target Fund)	Total Return Portfolio II (Acquiring Fund)
Repurchase Agreements/Purchase and Sale Contracts Risks	Principal Risk	Principal Risk
Reverse Repurchase Agreements Risk	Principal Risk	Principal Risk
U.S. Government Issuer Risk	Principal Risk	Principal Risk

*Emerging Markets Risk will become a principal risk of the Total Return Portfolio II upon the closing of the Reorganization.

Managed Income Portfolio and Total Return Portfolio II

Because of their substantially similar investment objectives and investment strategies, the Managed Income Portfolio and Total Return Portfolio II are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund (including any corresponding non-principal risks in the other Fund) are set out in the table below.

Risk	Managed Income Portfolio (Target Fund)	Total Return Portfolio II (Acquiring Fund)
Borrowing Risk	Non-Principal Risk	Principal Risk
Credit Risk	Principal Risk	Principal Risk
Derivatives Risk	Principal Risk	Principal Risk
Dollar Rolls Risk	Principal Risk	Principal Risk
Emerging Markets Risk	N/A	Principal Risk*
Extension Risk	Principal Risk	Principal Risk
Foreign Securities Risk	Principal Risk	Principal Risk
High Portfolio Turnover Risk	Principal Risk	Principal Risk
Interest Rate Risk	Principal Risk	Principal Risk
Leverage Risk	Principal Risk	Principal Risk
Liquidity Risk	Principal Risk	Principal Risk
Market Risk and Selection Risk	Principal Risk	Principal Risk
Mortgage- and Asset-Backed Securities Risk	Principal Risk	Principal Risk
Prepayment Risk	Principal Risk	Principal Risk
Repurchase Agreements/Purchase and Sale Contracts Risks	Principal Risk	Principal Risk
Reverse Repurchase Agreements Risk	Principal Risk	Principal Risk
U.S. Government Issuer Risk	Principal Risk	Principal Risk

*Emerging Markets Risk will become a principal risk of the Total Return Portfolio II upon the closing of the Reorganization.

Combined Fund

There is no guarantee that shares of the Combined Fund will not lose value. This means that as shareholders of the Combined Fund, the Target Fund shareholders could lose money. Shares of the Combined Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any Fund, the value of the Combined Fund’s investments, and, therefore, the value of the Combined Fund’s shares, may fluctuate. In addition, there are specific factors that may affect the value of a particular security. Also, the Combined Fund may invest in securities that underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies.

The following discussion describes the principal risks that may affect the Acquiring Fund and, therefore, the Combined Fund. You will find additional descriptions of specific risks in the Acquiring Fund Prospectus, which accompanies this Combined Prospectus/Information Statement and is incorporated herein by reference.

Borrowing Risk—Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Derivatives Risk—The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Dollar Rolls Risk—A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Emerging Markets Risk*—The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

* Emerging Markets Risk will become a principal risk of the Acquiring Fund upon the closing of the Reorganizations.

Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Securities Risk—Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Certain Risks of Holding Fund Assets Outside the United States—The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Currency Risk—Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Economy Risk—The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards—Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Settlement Risk—Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

High Portfolio Turnover Risk—The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and, in the case of a gain, would increase an investor’s tax liability unless shares are held through a tax-deferred or exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect Fund performance. Total Return Portfolio II’s investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price.

Interest Rate Risk—Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Leverage Risk—Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. To mitigate leverage risk, the Fund’s management team will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks—Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of real-estate values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Repurchase Agreements, Purchase and Sale Contracts Risks—If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Reverse Repurchase Agreements Risk—Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

U.S. Government Issuer Risk—Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Fundamental Investment Restrictions

The Funds have identical fundamental investment restrictions, as indicated in Appendix I.

Performance Information

The following bar charts and tables illustrate the past performance of an investment in each Fund for the periods shown. The information shows you how each Fund’s performance has varied year by year and provides some indication of the risks of investing in each Fund. Past performance is not predictive of future performance. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. For more information concerning the performance of each Fund, please refer to the each Fund’s Prospectus and Annual Report. As a shareholder of a Fund, you have already received a copy of the Prospectus and Annual Report. You may request a copy of the Prospectus and Annual Report at no charge by calling (800) 441-7762 or writing the Fund. The returns would have been lower if BlackRock Advisors and its affiliates had not waived or reimbursed certain expenses during these periods.

Investor A Shares

ANNUAL TOTAL RETURNS

BlackRock Bond Portfolio

(Target Fund)

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 4.87% (quarter ended September 30, 2001) and the lowest return for a quarter was –4.12% (quarter ended September 30, 2008).

As of 12/31/10 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Bond Portfolio—Investor A
Return Before Taxes	1.00%	3.82%	4.48%
Return After Taxes on Distributions	–0.51%	2.25%	2.76%
Return After Taxes on Distributions and Sale of Shares	0.66%	2.33%	2.81%
BlackRock Bond Portfolio—Investor B
Return Before Taxes	–0.04%	3.51%	4.33%
BlackRock Bond Portfolio—Investor C
Return Before Taxes	3.51%	3.91%	4.12%
BlackRock Bond Portfolio—Institutional
Return Before Taxes	5.60%	5.05%	5.29%
BlackRock Bond Portfolio—Service
Return Before Taxes	5.26%	4.72%	4.97%
BlackRock Bond Portfolio—BlackRock
Return Before Taxes	5.80%	5.14%	5.39%
Barclays Capital Intermediate Government/Credit Index (Reflects
no deduction for fees, expenses or taxes)	5.89%	5.53%	5.51%

Investor A Shares

ANNUAL TOTAL RETURNS

BlackRock Managed Income Portfolio

(Target Fund)

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.48% (quarter ended September 30, 2009) and the lowest return for a quarter was –5.59% (quarter ended September 30, 2008).

As of 12/31/10 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Managed Income Portfolio—Investor A
Return Before Taxes	3.45%	3.75%	4.54%
Return After Taxes on Distributions	2.02%	2.10%	2.72%
Return After Taxes on Distributions and Sale of Shares	2.23%	2.21%	2.79%

BlackRock Managed Income Portfolio—Investor B
Return Before Taxes	2.42%	3.42%	4.42%

BlackRock Managed Income Portfolio—Investor C
Return Before Taxes	6.05%	3.79%	4.18%

BlackRock Managed Income Portfolio—Institutional
Return Before Taxes	8.16%	4.99%	5.41%

BlackRock Managed Income Portfolio—Service
Return Before Taxes	7.83%	4.68%	5.10%

Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

Investor A Shares

ANNUAL TOTAL RETURNS

BlackRock Total Return Portfolio II

(Acquiring Fund)

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.15% (quarter ended September 30, 2009) and the lowest return for a quarter was –5.81% (quarter ended September 30, 2008).

As of 12/31/10 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Total Return Portfolio II—Investor A
Return Before Taxes	3.53%	3.50%	4.45%
Return After Taxes on Distributions	2.02%	1.83%	2.60%
Return After Taxes on Distributions and Sale of Shares	2.28%	1.98%	2.69%

BlackRock Total Return Portfolio II—Investor B
Return Before Taxes	2.66%	3.20%	4.33%

BlackRock Total Return Portfolio II—Investor C
Return Before Taxes	6.13%	3.49%	4.05%

BlackRock Total Return Portfolio II—Institutional
Return Before Taxes	8.22%	4.69%	5.22%

BlackRock Total Return Portfolio II—Service
Return Before Taxes	7.91%	4.41%	4.93%

BlackRock Total Return Portfolio II—BlackRock
Return Before Taxes	8.33%	4.78%	5.36%

Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional, BlackRock and Service Shares will vary.

The accounting survivor of each Reorganization will be the Total Return Portfolio II. As a result, the Combined Fund will continue the performance history of the Total Return Portfolio II after the closing of each Reorganization.

The Barclays Capital Intermediate Government/Credit Index is an unmanaged index comprised of U.S. Government securities from the more comprehensive Barclays Capital U.S. Aggregate Bond Index. This index concentrates on intermediate maturity bonds and thus excludes all maturities from the broader index that are 10 years or greater.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.

Management of the Funds

BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, manages each Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock Advisors is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock Advisors is a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors and its affiliates had approximately $3.561 trillion in investment company and other portfolio assets under management as of December 31, 2010.

Rick Rieder, Matthew Marra and Eric Pellicciaro are the portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund. Mr. Rieder, Mr. Marra and Mr. Pellicciaro are expected to serve as the portfolio managers of the Combined Fund following the completion of the Reorganizations.

Portfolio Managers of the Combined Fund	Primary Role	Since	Title and Recent Biography

Rick Rieder	Responsible for the day-to-day management of the Funds, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2010	Chief Investment Officer of Fixed Income, Fundamental Portfolios of BlackRock Inc. and Head of its Global Credit Business and Credit Strategies, Multi-Sector, and Mortgage Groups since 2010; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Managing Director of Lehman Brothers from 1994 to 2008.

Matthew Marra	Responsible for the day-to-day management of the Funds, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2006	Deputy Head of Retail and Mutual Fund Products of BlackRock, Inc. and Co-head of Mutual Fund Multi Sector Portfolios since 2010; Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2002 to 2005.

Eric Pellicciaro	Responsible for the day-to-day management of the Funds, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2010	Managing Director of BlackRock, Inc. since 2005; Head of the Global Rates Investment Team within BlackRock’s Fixed Income Portfolio Management Group.

The Acquiring Fund’s Statement of Additional Information provides additional information about the compensation of the portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in the Acquiring Fund and other funds managed by BlackRock Advisors.

Investment Advisory and Management Agreement

The Trust, on behalf of each of the Funds, has entered into a management agreement with BlackRock Advisors (the “Management Agreement”), pursuant to which BlackRock Advisors receives for its services to each Fund a management fee at the following annual rates that decrease as the total assets of the relevant Fund increase above the following levels:

Aggregate average daily net assets of the Fund	Management Fee Rate
First $1 billion	0.500%
$1 billion to $2 billion	0.450%
$2 billion to $3 billion	0.425%
Greater than $3 billion	0.400%

BlackRock Advisors has currently agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, if any), of each share class of each Fund at the levels shown below. (Items (i), (ii), (iii) and (iv) in the preceding sentence may be referred to as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses” in this Combined Prospectus/Information Statement.) To achieve these caps, BlackRock Advisors has agreed to waive or reimburse fees or expenses if these operating expenses exceed a certain limit.

With respect to each of the Funds, BlackRock Advisors has currently agreed to contractually and voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the tables below.

Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Total Annual Fund
Operating
Expenses* after giving effect
to all applicable expense
limitation provisions
(excluding Dividend Expense,
Interest Expense, Acquired
Fund Fees and Expenses and
certain other Fund
			expenses)**
Fund	Contractual Caps	Voluntary Caps
Bond Portfolio[1]
Investor A	0.95%	—	0.90%
Investor B	1.70%	—	1.67%
Investor C	1.70%	—	1.59%
Institutional	0.60%	0.56%	0.56%
Service	0.90%	—	0.86%
BlackRock	0.47%	—	0.47%

Managed Income Portfolio[1]
Investor A	1.12%	—	1.05%
Investor B	1.87%	—	1.87%
Investor C	1.87%	—	1.81%
Institutional	0.65%	—	0.65%
Service	0.95%	—	0.95%

Total Return Portfolio II1
Investor A	0.89%	—	0.86%
Investor B	1.73%	—	1.70%
Investor C	1.66%	—	1.61%
Institutional	0.58%	—	0.58%
Service	0.93%	—	0.87%
BlackRock	0.45%	—	0.45%

Combined Fund***
Investor A1	0.89%	—	0.86%
Investor B1	1.73%	—	1.68%
Investor C1	1.66%	—	1.60%
Institutional[2]	0.56%	—	0.56%
Service[1]	0.93%	—	0.81%
BlackRock[1]	0.45%	—	0.45%

*	As a percentage of average daily net assets.
**	Includes expenses net of contractual fee waivers, any class-level voluntary waivers, and waivers that may be imposed upon shares as a result of an equal reduction of fund-level fees for all classes.

***	Assumes both Reorganizations had taken place on September 30, 2010.
1	The contractual waivers or reimbursements are in effect until February 1, 2012.
2	The contractual waivers or reimbursements will be in effect until February 1, 2014.

The Funds may have to repay some of these contractual waivers and reimbursements to BlackRock Advisors in the following two years. The contractual fee waivers and/or expense reimbursement agreement may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. Voluntary waivers or reimbursements may be reduced or discontinued at any time without notice to shareholders.

The Management Agreement with respect to the Acquiring Fund will remain in place following the Reorganizations and the management fee rate of the Combined Fund under the Management Agreement will be identical to the current management fee rate applicable to the Acquiring Fund.

A discussion of the Board’s approval of the Management Agreement with BlackRock Advisors on behalf of each Fund is included in the Fund’s Annual Report for the fiscal period ended on the date indicated in the following chart:

Fund	Report for Fiscal Period
Bond Portfolio	9/30/10
Managed Income Portfolio	9/30/10
Total Return Portfolio II	9/30/10

BlackRock Advisors will manage the Combined Fund as investment manager, pursuant to the Management Agreement, the principal terms of which are described below.

Terms of the Management Agreement. The Management Agreement generally provides that, subject to the oversight of the Board, BlackRock Advisors will (a) act as investment adviser for and supervise and manage the investment and reinvestment of the Funds’ assets, (b) supervise continuously the investment of the Funds, (c) arrange for the purchase and sale of securities and other assets held in the investment portfolio of the Funds, and (d) provide investment research to the Funds. BlackRock Advisors will provide the services in accordance with the Funds’ respective investment objectives, policies and restrictions as stated in their registration statements and the resolutions of the Board.

Under the Management Agreement, BlackRock Advisors will comply with (i) the provisions of the 1940 Act and the Investment Advisers Act of 1940 and all applicable rules and regulations of the SEC, (ii) any other applicable provision of law and (iii) the provisions of the Funds’ organizational documents as such are amended from time to time. BlackRock Advisors will place orders either directly with the issuer or with any broker or dealer and will attempt to obtain the best price and the most favorable execution of its orders. In placing orders, BlackRock Advisors will consider the experience and skill of the firm’s securities traders as well as the firm’s financial responsibility and administrative efficiency.

The Management Agreement provides that BlackRock Advisors may, to the extent permitted by applicable law, appoint one or more sub-advisers, including affiliates of BlackRock Advisors, to perform investment advisory services with respect to the Funds.

Under the Management Agreement, BlackRock Advisors will maintain books and records with respect to each Fund’s securities transactions and will furnish the Board such periodic and special reports as the Board may request.

Under the Management Agreement, BlackRock Advisors is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Management Agreement.

Under the Management Agreement, BlackRock Advisors is liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Management Agreement is terminable as to the Funds by vote of the Board or by the holders of a majority of the outstanding voting securities of the Funds, at any time without penalty, on 60 days’ written notice to BlackRock Advisors. BlackRock Advisors may also terminate its advisory relationship with respect to a Fund on 60 days’ written notice to such Fund. Finally, BlackRock Advisors is liable for the acts and omissions of any sub-adviser as it is for its own acts and omissions.

BlackRock Advisors has a sub-advisory agreement with BlackRock Financial Management, Inc., an affiliate of BlackRock Advisors, with respect to each Fund under which BlackRock Advisors pays a fee for services it receives equal to a percentage of the advisory fee BlackRock Advisors receives from each Fund. BlackRock Financial Management, Inc. is responsible for the day-to-day management of each Fund’s portfolio.

Administration Agreement

BlackRock Advisors and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (formerly, PNC Global Investment Servicing (U.S.) Inc.) serve as the Trust’s co-administrators pursuant to an administration agreement (the “Administration Agreement”). Under the Administration Agreement, the Trust pays to BlackRock Advisors and BNY Mellon, on behalf of each Fund a fee, computed daily and payable monthly, at an aggregate annual rate of (i) 0.075% of the first $500 million of each Fund’s average daily net assets, 0.065% of the next $500 million of each Fund’s average daily net assets and 0.055% of the average daily net assets of each Fund in excess of $1 billion and (ii) 0.025% of the first $500 million of average daily net assets allocated to each class of shares of each Fund, 0.015% of the next $500 million of such average daily net assets and 0.005% of the average daily net assets allocated to each class of shares of each Fund in excess of $1 billion. The Administration Agreement will remain in place following the closing of each Reorganization with respect to the Combined Fund.

Other Service Providers

	Bond Portfolio (Target Fund)	Managed Income Portfolio (Target Fund)	Acquiring Fund (Combined Fund)
Custodian	PFPC Trust Company 8800 Tinicum Boulevard Philadelphia, Pennsylvania 19153	PFPC Trust Company 8800 Tinicum Boulevard Philadelphia, Pennsylvania 19153	PFPC Trust Company 8800 Tinicum Boulevard Philadelphia, Pennsylvania 19153
Transfer Agent	BNY Mellon 301 Bellevue Parkway Wilmington, Delaware 19809	BNY Mellon 301 Bellevue Parkway Wilmington, Delaware 19809	BNY Mellon 301 Bellevue Parkway Wilmington, Delaware 19809
Legal Counsel	Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019	Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019	Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1700 Market Street Philadelphia, Pennsylvania 19103	Deloitte & Touche LLP 1700 Market Street Philadelphia, Pennsylvania 19103	Deloitte & Touche LLP 1700 Market Street Philadelphia, Pennsylvania 19103
Accounting Services Provider	BNY Mellon 301 Bellevue Parkway Wilmington, Delaware 19809	BNY Mellon 301 Bellevue Parkway Wilmington, Delaware 19809	BNY Mellon 301 Bellevue Parkway Wilmington, Delaware 19809

Combined Fund. Following the closing of each Reorganization, the Acquiring Fund’s current service providers will serve the Combined Fund.

Distributor; Distribution and Service Fees

BlackRock Investments, LLC (“BRIL”), 40 East 52nd Street, New York, New York 10022, an affiliate of BlackRock Advisors, acts as each Fund’s distributor and will act as distributor for the Combined Fund following the closing of each Reorganization.

The share classes of each Fund are subject to annual service and/or distribution fees at the following rates, expressed as a percentage of a Fund’s average daily net assets attributable to the share class:

Share Class	Annual Service Fee Rate	Annual Distribution Fee Rate
Investor A	0.25%	None
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Institutional	None	None
BlackRock	None	None
Service	0.25%	None

Combined Fund. Following the closing of each Reorganization, the Acquiring Fund’s distribution and service fees will be applied to investors.

Dividends and Distributions

The Acquiring Fund will distribute net investment income monthly. The Acquiring Fund’s Board may change the timing of such dividend payments. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Acquiring Fund at least annually at a date determined by the Fund’s Board. Following the closing of each Reorganization, the Acquiring Fund’s dividends and distributions policy will be continued by the Combined Fund.

Purchase, Exchange, Redemption and Valuation of Shares

Shareholders should refer to the Acquiring Fund Prospectus (a copy of which accompanies this Combined Prospectus/Information Statement) for the specific procedures applicable to purchases, exchanges and redemptions of shares. The following discussion describes the policies and procedures related to the purchase, exchange, redemption and valuation of shares of the Acquiring Fund, which policies and procedures will be the same for the Combined Fund following the closing of the Reorganization, except as noted below.

Purchasing Shares. The Acquiring Fund offers its shares to the public on a continuous basis. Investor A, Investor C, Institutional, BlackRock and Service Shares may be purchased through orders placed with its distributor, BRIL, or the shareholders’ intermediaries. Investor B Shares are offered on a very limited basis. Investor B Shares are currently available for purchase only through exchanges and dividend reinvestments by current holders of Investor B Shares and for purchase by certain qualified employee benefit plans. Only certain investors are eligible to buy Institutional Shares. Shareholders of the Acquiring Fund may purchase their shares at Net Asset Value (“NAV”), which is computed as of the close of trading on the New York Stock Exchange (“NYSE”) on any day the NYSE is open for trading, through written or telephone instructions. Orders to purchase shares must be placed before the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time. Orders made after the close of trading will be priced based on the next calculation of NAV per share.

Exchanging Shares. Acquiring Fund shareholders have the right to exchange their shares for shares of the same class of another fund in the BlackRock Advisors mutual fund complex, provided that the share class and fund is available and open to new investors, except as noted below. There is a minimum required amount for exchanges of Acquiring Fund Investor A, Investor B or Investor C Shares of $1,000 and none for Institutional Shares. Shares are exchanged at NAV.

Shareholders of the Combined Fund (other than holders of BlackRock Shares and Service Shares) will have an exchange privilege into the same or similarly designated shares of other funds in the complex of funds advised by BlackRock Advisors or its affiliates.

Redeeming Shares. The Acquiring Fund does not charge a redemption fee. Institutional Shares, BlackRock Shares and Service Shares are redeemed at NAV, while Investor A, Investor B and Investor C Shares are redeemed at NAV, adjusted for any applicable deferred sales charges. Investor A Shares do not have a CDSC, except there is a CDSC of 0.75% for redemption of an investment of $1 million or more if the redemption is made within 18 months after the investment. However, Investor A shares received in the Reorganizations in exchange for Investor A shares of Managed Income Portfolio that are subject to a CDSC will retain the lower Investor A CDSC schedule applicable to Managed Income Portfolio (0.50% for redemption of an investment of $1 million or more if the redemption is made within 18 months after the investment). Investor B Shares have a CDSC of 4.50% for redemption of an investment within one year, and the CDSC for Investor B Shares decreases for redemptions made in subsequent years, with no CDSC after six years. Investor C Shares have a CDSC of 1.00% for redemption of an investment within 12 months after the investment. Investor A, Investor B, Investor C, Institutional, Service and BlackRock Shares may be redeemed through orders placed with its distributor, BRIL, or the shareholders’ intermediaries. NAV of the Acquiring Fund is computed as of the close of trading on the NYSE on any day the NYSE is open for trading, through written or telephone instructions. The order must be placed before the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time. Orders made after the close of trading will be priced based on the next calculation of NAV per share.

Comparison of Valuation Policies. The valuation policies of the Funds are identical. Each Fund uses current market quotations to value its portfolio securities, if such quotations are readily available and reflect the fair value of the security. In the absence of current market quotations, or if current market quotations are available but, in the judgment of a Fund’s adviser, do not reflect the fair value of a security, each Fund uses fair valuation policies to determine the value of a security. The Board of each Fund has designated a separate pricing/valuation committee with the responsibility for day-to-day determinations of fair value. Each Fund’s policies also provide for the use of independent pricing services to assist in the determination of fair value.

Combined Fund. The Combined Fund’s valuation policies will be those of the Acquiring Fund, which are identical to those of each Target Fund.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and BRIL, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Disclosure of Portfolio Holdings

For a discussion of the Acquiring Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Acquiring Fund’s Statement of Additional Information. The Fund makes its top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

Market Timing Trading Policies and Procedures

The Funds have identical market timing policies. See the Acquiring Fund Prospectus—“Account Information—Short-Term Trading Policy.”

FINANCIAL HIGHLIGHTS

The financial highlights tables for the existing share classes of the Acquiring Fund that are contained in the Acquiring Fund Prospectus, a copy of which accompanies this Combined Prospectus/Information Statement, have been derived from the financial statements audited by Deloitte & Touche LLP. Financial highlights tables for the share classes of the Target Funds may be found in the Target Funds’ Prospectuses and Annual Reports, which are available without charge by calling (800) 441-7762.

INFORMATION ABOUT THE REORGANIZATIONS

The following summary of each Reorganization Agreement does not purport to be complete and is qualified in its entirety by reference to the form of each Reorganization Agreement, a copy of which is attached as Appendix II and is incorporated herein by reference.

General

Under the Reorganization Agreements, the relevant Target Fund will transfer its assets to the Acquiring Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. The form of each Reorganization Agreement is attached as Appendix II—“Form of Agreement and Plan of Reorganization.” The shares of the Acquiring Fund issued to each Target Fund will have an aggregate NAV equal to the aggregate NAV of the Target Fund’s shares outstanding as of the close of trading on the NYSE on the business day immediately prior to the Closing Date (as defined in Appendix II) of the Reorganization (the “Valuation Time”). Upon receipt by a Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders, and thereafter as soon as practicable after the Closing Date, the Target Fund will be terminated as a series of the Trust under Massachusetts state law.

The distribution of Acquiring Fund shares to each Target Fund’s shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of each Target Fund’s shareholders and transferring to those shareholder accounts the shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund will represent the respective pro rata number of shares that each Target Fund is to receive under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreements” below.

As a result of a Reorganization, the relevant Target Fund shareholder will own the same class of shares of the Acquiring Fund, as indicated in the table below. A Target Fund shareholder will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund that the shareholder owned immediately prior to the Reorganization.

Target Fund (Bond Portfolio)	Target Fund (Managed Income Portfolio)	Combined Fund
Investor A	Investor A	Investor A
Investor B	Investor B	Investor B
Investor C	Investor C	Investor C
Institutional	Institutional	Institutional
BlackRock	N/A	BlackRock
Service	Service	Service

No sales charge or fee of any kind will be assessed to shareholders of either Target Fund in connection with their receipt of shares of the Acquiring Fund in the Reorganizations.

Terms of the Reorganization Agreements

Pursuant to the Reorganization Agreements, the Acquiring Fund will acquire the assets of the relevant Target Fund on the Closing Date in consideration for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund.

On the Closing Date, the relevant Target Fund will transfer to the Acquiring Fund its assets in exchange solely for the shares of the Acquiring Fund that are equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Funds, and the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with each Reorganization, the relevant Target Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

Each Target Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Target Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with Massachusetts state law and the charter of the Target Fund. Thereafter, the relevant Target Fund will be terminated as a series of the Trust under Massachusetts law.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the Acquiring Fund and Target Funds, respectively, are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of which this Combined Prospectus/Information Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization for U.S. federal income tax purposes.

Each Reorganization Agreement may be terminated or amended by the mutual consent of the Funds prior to closing.

Reasons for the Reorganizations

The Board evaluated each Reorganization independently of the other Reorganization and approved each Reorganization separately. The factors considered by the Board with regard to each Reorganization include, but are not limited to, the following:

•

that the investment objectives of the Target Funds and Acquiring Fund are identical. The fact that certain strategies of the relevant Target Fund and the Acquiring Fund are substantially similar and compatible, while others are different. The Board considered the principal differences in investment strategies between the relevant Target Fund and the Acquiring Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•

that assuming both Reorganizations had occurred as of September 30, 2010, the Combined Fund would have (i) Total Annual Fund Operating Expenses, (ii) Net Annual Fund Operating Expenses after taking into account contractual fee waivers and/or expense reimbursements (excluding the effect of certain fees and expenses), and (iii) Net Annual Fund Operating Expenses after giving effect to all applicable expense limitations (excluding the effect of certain fees and expenses) for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the Target Funds prior to the Reorganizations, except the following are expected to be higher in the Combined Fund: (i) Total Annual Fund Operating Expenses: Institutional Shares of Bond Portfolio; (ii) Net Annual Fund Operating Expenses (after contractual limitations): Investor B Shares, Service Shares and BlackRock Shares of Bond Portfolio; and (iii) Net Annual Fund Operating Expenses (after all applicable expense limitations): Investor B Shares and Investor C Shares of Bond Portfolio, which are expected to increase by less than one basis point. BlackRock Advisors has agreed to continue these contractual expense limitations for Investor A, Investor B, Investor C, BlackRock and Service Shares of the Combined Fund until February 1, 2012, and for Institutional Shares of the Combined Fund until February 1, 2014.

•

that assuming the Reorganization of Bond Portfolio into Total Return Portfolio II had occurred as of September 30, 2010, but the other Reorganization did not occur, the Combined Fund would have (i) Total Annual Fund Operating Expenses, (ii) Net Annual Fund Operating Expenses after taking into account contractual fee waivers and/or expense reimbursements (excluding the effect of certain fees and expenses), and (iii) Net Annual Fund Operating Expenses after giving effect to all applicable expense limitations (excluding the effect of certain fees and expenses) for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the Target Fund prior to the Reorganization, except the following are expected to be higher in the Combined Fund: (i) Total Annual Fund Operating Expenses: Institutional Shares of Bond Portfolio; (ii) Net Annual Fund Operating Expenses (after contractual limitations): Investor B Shares, Service Shares and BlackRock Shares of Bond Portfolio; and (iii) Net Annual Fund Operating Expenses (after all applicable expense limitations): Investor C Shares of Bond Portfolio, which are expected to increase by less than one basis point. BlackRock Advisors has agreed to continue these contractual expense limitations for Investor A, Investor B, Investor C, BlackRock and Service Shares of the Combined Fund until February 1, 2012, and for Institutional Shares of the Combined Fund until February 1, 2014.

•

that assuming the Reorganization of Managed Income Portfolio into Total Return Portfolio II had occurred as of September 30, 2010, but the other Reorganization did not occur, the Combined Fund would have (i) Total Annual Fund Operating Expenses, (ii) Net Annual Fund Operating Expenses after taking into account contractual fee waivers and/or expense reimbursements (excluding the effect of certain fees and expenses), and (iii) Net Annual Fund Operating Expenses after giving effect to all applicable expense limitations (excluding the effect of certain fees and expenses) for each of its share classes that are expected to be the same as or lower than those of the corresponding share classes of the Target Fund prior to the Reorganization, except the Net Annual Fund Operating Expenses (after contractual limitations) of Service Shares of Managed Income Portfolio are expected to be higher in the Combined Fund. BlackRock Advisors has agreed to continue these contractual expense limitations for

Investor A, Investor B, Investor C, Institutional and Service Shares of the Combined Fund until February 1, 2012.

•

that, if the Reorganization relating to Bond Portfolio is consummated, BlackRock Advisors has contractually agreed to waive fees and/or reimburse expenses until February 1, 2014, in order to limit the Combined Fund’s Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.56% (for Institutional Shares) of average daily net assets.

•

the expectation that the Combined Fund will achieve certain operating efficiencies from its larger net asset size and the potential for further reduced expense ratios by sharing certain fixed costs over a larger asset base.

•

that although the effective management fee rate under the Management Agreement relating to the Bond Portfolio is expected to increase by one basis point in the Combined Fund, the same contractual management fee rate schedule as the Acquiring Fund’s will remain in place in the Combined Fund, and the substantially greater net assets of the Combined Fund are expected to result in a lower effective management fee rate under the Management Agreement relating to Managed Income Portfolio.

•

that the same portfolio management team (as described under “Comparison of the Funds—Management of the Funds”) that currently manages each Fund is expected to manage the Combined Fund following the closing of the Reorganizations.

•	the relative performance histories of each Fund. See “Comparison of the Funds—Performance Information.”

•

that shareholders of each Target Fund will not pay any sales charges in connection with the Reorganizations. Shareholders of each Target Fund will receive shares of the Acquiring Fund. Also, that there are certain differences in the CDSCs of the Investor A Shares of the Funds. Investor A Shares of the Managed Income Portfolio have a CDSC of 0.50% imposed on investments of $1 million or more if redeemed within eighteen months, while Investor A Shares of the Total Return Portfolio II and the Bond Portfolio have a CDSC of 0.75% imposed on investment of $1 million or more if redeemed within eighteen months. The Acquiring Fund’s CDSC schedule will remain in place in the Combined Fund for new purchases. However, Investor A shareholders of Managed Income Portfolio will continue to be subject to the lower CDSC applicable to Managed Income Portfolio for the Investor A shares they receive in the Combined Fund in connection with the applicable Reorganization.

•

that there is expected to be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganizations, as each Reorganization is expected to be a tax-free transaction. In addition, prior to a Reorganization, each Target Fund will distribute to its shareholders all investment company taxable income, net tax-exempt income and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income and net realized capital gains will be taxable to shareholders.

•

that the aggregate NAV of the shares that shareholders of the relevant Target Fund will receive in a Reorganization is expected to equal the aggregate NAV of the shares that shareholders of the relevant Target Fund own immediately prior to the Reorganization, and that shareholders of the relevant Target Fund will not be diluted as a result of the Reorganization.

•

that the estimated Reorganization expenses for Total Return Portfolio II and Managed Income Portfolio are $88,667 and $116,905, respectively, which BlackRock Advisors is expected to entirely absorb through fee waivers and expense reimbursements. BlackRock Advisors will pay the Bond Portfolio’s Reorganization expenses, which are estimated to be $195,653. The estimated cost of both Reorganizations is $401,225. The foregoing estimated expenses will be borne by Total Return Portfolio II, Managed Income Portfolio and BlackRock Advisors, regardless of whether the Reorganizations are consummated.

For these and other reasons, the Board, including all of the Independent Board Members, concluded that, based upon the factors and determinations summarized above, consummation of each Reorganization is in the best interests of the respective Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Target Funds as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of a Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of each Reorganization that each Fund receive an opinion from Willkie Farr & Gallagher LLP, special tax counsel to each Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:

•

No gain or loss will be recognized by a Target Fund or by the Acquiring Fund upon the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund except for (A) any gain or loss that may be recognized on “Section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Target Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Fund.

•

No gain or loss will be recognized by a shareholder of a Target Fund who exchanges all of his, her or its shares of the Target Fund solely for the shares of the Acquiring Fund pursuant to a Reorganization.

•

The tax basis of the shares of the Acquiring Fund received by a shareholder of a Target Fund pursuant to a Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Fund surrendered in exchange therefor.

•

The holding period of the shares of the Acquiring Fund received by a shareholder of a Target Fund pursuant to a Reorganization (including any fractional share) will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

•

The Acquiring Fund’s tax basis in assets of a Target Fund received by the Acquiring Fund pursuant to a Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization increased by the amount of gain or decreased by the amount of loss, if any, recognized by the Target Fund upon the transfer, and the Acquiring Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund except for any assets which may be marked to market for federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

The opinion of Willkie Farr & Gallagher LLP relating to each Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the Acquiring Fund and the relevant Target Fund and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the respective Target Fund or the Acquiring Fund from the marking to market of certain categories of assets as of the closing of the taxable year of each Target Fund at the time of the applicable Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Target Fund and its shareholders.

Prior to the Closing Date, each Target Fund will declare a distribution to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income and net realized capital gains, if any, through the Closing Date (after reduction for any capital loss carryforward).

A portion of the portfolio assets of each Target Fund may be sold in connection with a Reorganization, and a portion of such assets may be required to be marked to market as a result of the termination of a Target Fund’s taxable year or as a result of the transfer of certain assets in the Reorganization. The tax impact of any such sales (or deemed sales) will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any capital gains recognized in these sales (or deemed sales) on a net basis will be distributed to Target Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale (or deemed sale) and prior to or on the date of the Reorganization, and such distributions will be taxable to shareholders of the Target Fund.

The capital loss carryforwards of the Acquiring Fund and the Target Funds should not be limited by reason of a Reorganization. However, Managed Income Portfolio and Acquiring Fund shareholders are expected to experience dilution of capital loss carryforwards per share in the Combined Fund. As a result, it is possible that the shareholders of Managed Income Portfolio and of the Acquiring Fund would receive taxable distributions of capital gains earlier than they would have in the absence of the Reorganizations. For five years beginning after the Closing Date of a Reorganization, the Combined Fund will not be allowed to offset certain pre-Reorganization built-in gains attributable to any of the Funds (if any) with the capital loss carryforwards attributable to any of the other Funds, other than the Fund to which the built-in gains were attributable (here, limited to Managed Income Portfolio and the Acquiring Fund).

Shareholders of each Target Fund may redeem their shares at any time prior to the closing of a Reorganization. Generally, these are taxable transactions. Shareholders must consult with their own tax advisers regarding potential transactions.

Expenses of the Reorganizations

The estimated Reorganization expenses for Total Return Portfolio II and Managed Income Portfolio are $88,667 and $116,905, respectively, which BlackRock Advisors is expected to entirely absorb through fee waivers and expense reimbursements. BlackRock Advisors will pay the Bond Portfolio’s Reorganization expenses, which are estimated to be $195,653. The estimated cost of both Reorganizations is $401,225. The foregoing estimated expenses will be borne by Total Return Portfolio II, Managed Income Portfolio and BlackRock Advisors, regardless of whether the Reorganizations are consummated.

The Reorganizations’ expenses include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board, attending the Board meeting and preparing the minutes of the Board meeting, obtaining an opinion of counsel as to certain tax matters, the preparation of each Reorganization Agreement and the N-14 Registration Statement, fees of the SEC and any state securities commission, transfer agency fees, auditing fees associated with each Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Information Statement and any other legal and auditing fees in connection with the foregoing.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of each Reorganization, the Acquiring Fund will establish a position for each Target Fund shareholder on the books of the Acquiring Fund containing the appropriate number of shares of the Acquiring Fund to be received in the Reorganization. If you currently hold certificates representing your shares of a Target Fund, it is not necessary to surrender such certificates. No certificates for shares of the Acquiring Fund will be issued in connection with the Reorganizations.

Legal Matters

Certain legal matters concerning the federal income tax consequences of each Reorganization will be passed on by Willkie Farr & Gallagher LLP, special tax counsel to the Acquiring Fund. Certain matters concerning the issuance of shares of the Acquiring Fund will be passed on by Bingham McCutchen LLP, which serves as Massachusetts counsel to the Trust.

OTHER INFORMATION

Capitalization

The following table sets forth as of September 30, 2010: (i) the unaudited capitalization of the Bond Portfolio; (ii) the unaudited capitalization of the Managed Income Portfolio; (iii) the unaudited capitalization of the Acquiring Fund; and (iv) the unaudited pro forma combined capitalization of the Combined Fund, assuming each Reorganization has been consummated. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Managed Income (Target Fund)

	Investor A	Investor B	Investor C	Institutional	Service	Total
Net assets	$25,401,952	$697,808	$7,551,791	$312,659,189	$154,030,640	$500,341,380
Shares outstanding	2,465,835	67,772	734,976	30,360,792	14,956,285	48,585,660
Net asset value	$10.30	$10.30	$10.27	$10.30	$10.30	$10.30

Bond Portfolio (Target Fund)

	Investor A	Investor B	Investor C	Institutional	Service	BlackRock	Total
Net assets	$277,102,212	$3,835,592	$79,508,463	$527,175,859	$139,733,738	$152,849,981	$1,180,205,845
Shares outstanding	28,712,931	397,491	8,231,804	54,625,972	14,471,007	15,833,370	122,272,575
Net asset value	$9.65	$9.65	$9.66	$9.65	$9.66	$9.65	$9.65

Total Return II (Acquiring Fund)

	Investor A	Investor B	Investor C	Institutional	Class R(1)	Service	BlackRock	Total
Net assets	$280,856,521	$10,118,318	$133,691,499	$790,767,841	$394,960	$37,639,153	$1,077,975,866	$2,331,444,158
Shares outstanding	29,263,032	1,055,046	13,991,003	82,506,212	41,129	3,925,059	112,179,686	242,961,167
Net asset value	$9.60	$9.59	$9.56	$9.58	$9.60	$9.59	$9.61	$9.60

Pro-Forma Adjustments (assuming the Reorganization of the Target Funds into the Acquiring Fund)

Managed Income and Total Return II Reorganization

	Investor A	Investor B	Investor C	Institutional	Class R(1)	Service	BlackRock	Total
Net assets	$(36,353)	$(548)	$(6,875)	$(1,455,594)	$(15)	$(147,602)	$(40,939)	$(1,737,926)
Shares outstanding	177,061	4,989	55,329	2,109,206	—	1,085,621	—	3,432,206

Bond Portfolio and Total Return II Reorganization

	Investor A	Investor B	Investor C	Institutional	Class R(1)	Service	BlackRock	Total
Net assets	$(1,058,529)	$(385)	$(5,106)	$(2,422,638)	$(15)	$(111,065)	$(865,936)	$(4,463,674)
Shares outstanding	48,643	2,450	78,444	125,118	—	89,024	(17,135)	336,966

All Funds Reorganization

	Investor A	Investor B	Investor C	Institutional	Class R(1)	Service	BlackRock	Total
Net assets	$(1,084,203)	$(548)	$(6,875)	$(3,848,123)	$(15)	$(307,234)	$(865,936)	$(6,112,934)
Shares outstanding	226,815	7,381	143,477	2,237,465	—	1,174,794	(17,135)	3,772,799

Pro-Forma Combined Managed Income and Total Return II Reorganization

	Investor A	Investor B	Investor C	Institutional	Class R(1)	Service	BlackRock	Total
Net assets	$306,222,120	$10,815,578	$141,236,415	$1,101,971,436	$394,945	$191,472,191	$1,077,934,927	$2,830,047,612
Shares outstanding	31,905,928	1,127,807	14,781,308	114,976,210	41,129	19,966,965	112,179,686	294,978,256
Net asset value	$9.60	$9.59	$9.56	$9.58	$9.60	$9.59	$9.61	$9.59

Pro-Forma Combined Bond Portfolio and Total Return II Reorganization

	Investor A	Investor B	Investor C	Institutional	Class R(1)	Service	BlackRock	Total
Net assets	$556,900,204	$13,953,525	$213,194,856	$1,315,521,062	$394,945	$177,261,826	$1,229,959,910	$3,507,186,328
Shares outstanding	58,024,606	1,454,946	22,311,140	137,257,302	41,129	18,485,090	127,995,921	365,570,134
Net asset value	$9.60	$9.59	$9.56	$9.58	$9.60	$9.59	$9.61	$9.59

Pro-Forma Combined All Funds Reorganization(2)(3)

	Investor A	Investor B	Investor C	Institutional	Class R(1)	Service	BlackRock	Total
Net assets	$582,276,482	$14,651,170	$220,744,878	$1,626,754,766	$394,945	$331,096,297	$1,229,959,911	$4,005,878,449
Shares outstanding	60,668,613	1,527,690	23,101,260	169,730,441	41,129	34,527,145	127,995,921	417,592,201
Net asset value	$9.60	$9.59	$9.56	$9.58	$9.60	$9.59	$9.61	$9.59

(1)	The Target Funds do not have Class R Shares outstanding. No Class R shares will be issued in the Reorganizations.
(2)	Reflects the distribution of undistributed net investment income of $5,907,362, of which $1,532,354 was attributable to the Managed Income Portfolio and $4,375,008 was attributable to the Bond Portfolio. Also reflects the charge for estimated reorganization expenses of $205,572, of which $116,905 was attributable to the Managed Income Portfolio and $88,667 was attributable to the Total Return Portfolio II.
(3)	Assumes the Reorganization had taken place on September 30, 2010.

Shareholder Rights and Obligations

Each Fund is a series of BlackRock Funds II, a business trust organized under the laws of the Commonwealth of Massachusetts. Under the Trust’s organizational documents, each Fund is authorized to issue an unlimited number of shares of beneficial interest, with a par value of $0.001 per share.

With respect to each Fund, shares of the same class within such Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Shares of each class of each Fund bear their pro rata portion of all operating expenses paid by a Fund, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Trust’s Amended and Restated Distribution and Service Plan, and have exclusive voting rights with respect to matters relating to the class’ account maintenance and/or distribution expenditures.

There are no preemptive rights in connection with shares of either Target Fund or the Acquiring Fund. When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of the Acquiring Fund, issued in the connection with the Reorganizations), all shares are fully paid and non-assessable.

APPENDIX I

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund may not:

1.	Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund or the Trust, except that up to 25% of the value of the Fund’s total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.

2.	Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States and tax-exempt instruments issued by any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

3.

Issue senior securities, borrow money or pledge its assets, except that a Fund may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. Each Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

4.	Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

5.	Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

6.	Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

7.	Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

8.	Purchase securities of companies for the purpose of exercising control.

I-1

9.	Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund’s transactions in futures contracts and related options or a Fund’s sale of securities short against the box, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

10.	Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

11.	Make loans, except that each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

12.	Purchase or sell commodities except that each Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

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APPENDIX II

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [    ] day of [            ], 2011, by and between BlackRock Funds II, a registered investment company and a Massachusetts business trust (the “Company”), on behalf of [BlackRock Bond Portfolio] [BlackRock Managed Income Portfolio], a separate series of the Company (the “Target Fund”), and the Company, on behalf of BlackRock Total Return Portfolio II, a separate series of the Company (the “Acquiring Fund”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the Stated Liabilities (as defined in paragraph 1.3) of the Target Fund and [Investor A, Investor B, Investor C, Institutional, BlackRock and Service] [Investor A, Investor B, Investor C, Institutional and Service] shares of the Acquiring Fund (“Acquiring Fund Shares”) having an aggregate net asset value equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the Stated Liabilities; (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund, and (iii) the termination, dissolution and complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”);

WHEREAS, the Company is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940 (the “1940 Act”);

WHEREAS, each of the Acquiring Fund and the Target Fund qualifies as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Company has determined that the Reorganization is in the best interests of the Acquiring Fund;

WHEREAS, the Board of Trustees of the Target Fund has determined that the Reorganization is in the best interests of the Target Fund and has approved the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to convey, transfer and deliver substantially all of the assets of the Target Fund free and clear of all liens, encumbrances and claims whatsoever to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (a) to deliver to the Target Fund, the number of full and fractional Acquiring Fund Shares, determined by dividing: (i) the aggregate value of the Target Fund’s assets with respect to each class of the Target Fund, net of the Stated Liabilities (as defined in paragraph 1.3) of the Target Fund with respect to each class of the Target Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one share of the corresponding class of the Acquiring

Fund computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Stated Liabilities of the Target Fund described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1. For the purposes of this Agreement, the Investor A Shares of the Target Fund correspond to the Investor A Shares of the Acquiring Fund, the Investor B Shares of the Target Fund correspond to the Investor B Shares of the Acquiring Fund, the Investor C Shares of the Target Fund correspond to the Investor C Shares of the Acquiring Fund, the Institutional Shares of the Target Fund correspond to the Institutional Shares of the Acquiring Fund, the Service Shares of the Target Fund correspond to the Service Shares of the Acquiring Fund, [the BlackRock Shares of the Target Fund correspond to the BlackRock Shares of the Acquiring Fund,] and the term “Acquiring Fund Shares” should be read to include each such class of shares of the Acquiring Fund unless the context otherwise requires.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.2 and other than the Target Fund’s rights under this Agreement (the “Assets”).

1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Target Fund set forth in the Target Fund’s statement of assets and liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.2 (the “Stated Liabilities”). The Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Target Fund.

1.4 STATE FILINGS. Prior to the Closing Date, the Company shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, (i) the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business at the Valuation Time (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Such distribution will be accomplished by the transfer on the books of the Acquiring Fund of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number and class of Acquiring Fund Shares due Target Fund Shareholders and (ii) the Target Fund will dissolve as a separate series of the Company. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent (the “Acquiring Fund Transfer Agent”).

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Company, on behalf of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Company, on behalf of the Target Fund.

1.9 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Target Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.10 ACTION BY THE COMPANY. The Company shall take all actions expressed herein as being the obligations of the Company, on behalf of the Acquiring Fund. The Company shall take all actions expressed herein as being the obligations of the Company, on behalf of the Target Fund.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.2, using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. Full Acquiring Fund Shares, and to the extent necessary, fractional Acquiring Fund Shares, of an aggregate net asset value equal to the gross value of the Assets of the Target Fund acquired, determined as hereinafter provided, reduced by the amount of Stated Liabilities of the Target Fund assumed by the Acquiring Fund, shall be issued by the Acquiring Fund in exchange for such Assets of the Target Fund. The net asset value per share of the [Investor A, Investor B, Investor C, Institutional, BlackRock and Service] [Investor A, Investor B, Investor C, Institutional and Service] Acquiring Fund Shares shall be the net asset value per share for the [Investor A, Investor B, Investor C, Institutional, BlackRock and Service Shares] [Investor A, Investor B, Investor C, Institutional and Service Shares], respectively, of the Target Fund computed as of the Valuation Time, using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur in the third quarter of 2011, or such other date as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 7:00 a.m. on the Closing Date. The Closing shall be held at the offices of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian (the “Target Fund Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of Assets by the Target Fund. The Target Fund’s Assets represented by a certificate or other written instrument shall be presented by the Target Fund Custodian to the custodian for the Acquiring Fund (the “Acquiring Fund Custodian”), for examination no later than five (5) business days preceding the Closing Date and all Assets of the Target Fund at the Valuation Time shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s Assets deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Target Fund Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, as of the Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct the Target Fund’s transfer agent (the “Target Fund Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Target Fund Shareholders as of the Valuation Time, and the number and percentage ownership (to four decimal places) of outstanding shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct the Acquiring Fund Transfer Agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund Custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Acquiring Fund Custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE COMPANY, ON BEHALF OF THE TARGET FUND. The Company, on behalf of the Target Fund, represents and warrants to the Company, on behalf of the Acquiring Fund, as follows:

(a) The Company is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust that is existing under the laws of the Commonwealth of Massachusetts and is duly authorized to exercise in the Commonwealth of Massachusetts all of the powers recited in the

Company’s declaration of trust. The Company has filed the necessary certificates required to be filed under Chapter 182 of the General Laws of the Commonwealth of Massachusetts and paid the necessary fees due thereon. The Company is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Company or the Target Fund. The Target Fund is a legally designated, separate series of the Company. The Company, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Company is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Company is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) The Registration Statement on Form N-14 of the Acquiring Fund and the Combined Prospectus/Information Statement contained therein relating to the transactions contemplated by the Agreement that is filed with the SEC and becomes effective, as such Registration Statement may be amended or supplemented subsequent to the effective date of the Registration Statement (the “Registration Statement”), as of such effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Company and the Target Fund based on information provided in writing by the Target Fund for inclusion therein, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Company and the Target Fund based on information provided by the Target Fund for inclusion therein, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Company with respect to the Company or the Target Fund for use in the Registration Statement or any other materials provided by the Target Fund in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Company’s prospectus, statement of additional information and shareholder reports, in each case relating to the Target Fund and to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles VI and VIII of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Company on behalf of the Target Fund will not result in the violation of Massachusetts law, or any provision of the Company’s declaration of trust or code of regulations or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Target Fund or by which the Target Fund is bound, nor will the execution, delivery and performance of this Agreement by the Company result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party, on behalf of the Target Fund, or by which the Target Fund is bound.

(f) The Target Fund has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or reflected as Stated Liabilities or in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

(g) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to the Company’s knowledge threatened against the Target Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Company knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) (i) The audited financial statements of the Target Fund as of September 30, 2010, and for the fiscal year then ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by Deloitte & Touche LLP, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements; and (ii) the unaudited financial statements of the Target Fund for the six months ended March 31, 2011 will be prepared in accordance with GAAP consistently applied by the Target Fund, and such statements (true and complete copies of which will have been furnished to the Acquiring Fund) will fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP consistently applied, to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements as of September 30, 2010, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change.

(j) Since September 30, 2010, there has not been (i) any pending or to the knowledge of the Company threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Target Fund; (ii) any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Target Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; (v) any amendment of the Company’s organizational documents in a manner materially affecting the Target Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates

(including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Company is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of the Target Fund. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (“1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Fund will, at the Valuation Time, be held by the persons and in the amounts set forth in the records of the Target Fund Transfer Agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any of the Target Fund shares.

(m) At the Closing Date, the Target Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) The Company, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Company. This Agreement constitutes a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, and no other action or proceedings by the Company on behalf of the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Target Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year through the date of Reorganization; and has satisfied the distribution requirements imposed by the Code for each of its taxable years.

(q) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except those that have already been obtained. No consent of or notice to any third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement.

(r) [Intentionally left blank.]

(s) Prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the

Valuation Time, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

4.2 REPRESENTATIONS OF THE COMPANY, ON BEHALF OF THE ACQUIRING FUND. The Company, on behalf of the Acquiring Fund, represents and warrants to the Company, on behalf of the Target Fund, as follows:

(a) The Company is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust that is existing under the laws of the Commonwealth of Massachusetts and is duly authorized to exercise in the Commonwealth of Massachusetts all of the powers recited in the Company’s declaration of trust. The Company has filed the necessary certificates required to be filed under Chapter 182 of the General Laws of the Commonwealth of Massachusetts and paid the necessary fees due thereon. The Company is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Company or the Acquiring Fund. The Acquiring Fund is a legally designated, separate series of the Company. The Company, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Company is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Company is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Company and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Company and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2(c) apply to statements or omissions made in reliance upon and in conformity with written information concerning Company or the Target Fund furnished to the Company by the Target Fund. Any written information furnished by the Company with respect to the Company or the Acquiring Fund for use in the Registration Statement or any other materials provided by the Acquiring Fund in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The prospectus, statement of additional information and shareholder reports of the Company, in each case relating to the Acquiring Fund, and to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles VII and VIII of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Company, on behalf of the Acquiring Fund, will not result in the violation of, Massachusetts law or any provision of the Company’s declaration of trust or code of regulations or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Company is a party, on behalf of the Acquiring Fund, or by which the Acquiring Fund is bound, nor will the execution, delivery and performance of this Agreement by the Company, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party, on behalf of the Acquiring Fund, or by which the Acquiring Fund is bound.

(f) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to the Company’s knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Company knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) (i) The audited financial statements of the Acquiring Fund as of September 30, 2010, and for the fiscal year then ended, have been prepared in accordance with GAAP consistently applied and have been audited by Deloitte & Touche LLP, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements; and (ii) the unaudited financial statements of the Acquiring Fund for the six months ended March 31, 2011 will be prepared in accordance with GAAP consistently applied by the Acquiring Fund, and such statements (true and complete copies of which will have been furnished to the Target Fund) will fairly reflect in all material respects the financial condition and the results of operations of Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP consistently applied, to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements of the Acquiring Fund as of September 30, 2010, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) Since September 30, 2010, there has not been (i) any pending or to the knowledge of the Company threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Acquiring Fund; (ii) any option to purchase or other right to acquire shares of the Acquiring Fund issued or granted by or on behalf of the Acquiring Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Acquiring Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Acquiring Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Acquiring Fund for borrowed money or any commitment to borrow money by or on behalf of the Acquiring Fund; (v) any amendment of the Acquiring Fund’s organizational documents in a manner materially affecting the Acquiring Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Acquiring Fund other than a lien for taxes not yet due and payable.

(j) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(k) The Company is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares and has no outstanding securities convertible into any of the Acquiring Fund shares.

(l) At the Closing Date, the Acquiring Fund will have good and marketable title to all of its assets, and full right, power and authority to sell, assign, transfer and deliver such assets, free of any lien or other encumbrance, except those liens or encumbrances as to which the Target Fund has received notice at or prior to the Closing Date, and which have been taken into account in the net asset valuation of the Acquiring Fund.

(m) The Company, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Company. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, and no other action or proceedings by the Company, on behalf of the Acquiring Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s prospectus).

(o) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year through the date of Reorganization; and has satisfied the distribution requirements imposed by the Code for each of its taxable years.

(q) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except those that have already been obtained. No consent of or notice to any third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE COMPANY, ON BEHALF OF THE ACQUIRING FUND, AND THE COMPANY, ON BEHALF OF THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraphs 7.2 and 7.6, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund at least five business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the assets and the liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) a statement of Assets and Stated Liabilities of the Target Fund as of the Valuation Time and (2) a list of the Target Fund’s Assets as of the Closing Date showing the tax costs of each of its assets by lot and the holding periods of such Assets, and certified by the Treasurer or Assistant Treasurer of the Target Fund.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Company’s officers and agents all books and records of the Company relating to the Target Fund, and the Acquiring Fund shall make available to the Company’s officers and agents all books and records of the Company relating to the Acquiring Fund.

5.4 ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Company, on behalf of the Target Fund, will terminate all agreements to which the Company, on behalf of the Target Fund, is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Company, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 PREPARATION OF REGISTRATION STATEMENT. The Company, on behalf of the Acquiring Fund, will prepare and file with the Commission the Registration Statement relating to the Acquiring Fund Shares to be issued to shareholders of the Target Fund. The Registration Statement shall include a Combined Prospectus/Information Statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other party and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code.

Neither the Acquiring Fund (nor the Company on behalf of the Acquiring Fund) nor the Target Fund (nor the Company on behalf of the Target Fund) shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, special United States federal income tax counsel to the Acquiring Fund and the Target Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).

5.9 REASONABLE BEST EFFORTS. The Company, on behalf of each of the Acquiring Fund and the Target Fund, shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.10 AUTHORIZATIONS. The Company, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.11 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, the Company shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for U.S. federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

5.12 INFORMATION STATEMENT. The Company, on behalf of the Target Fund, agrees to mail to shareholders who owned shares of the Target Fund as of April 27, 2011, the combined prospectus/information statement contained in the Registration Statement, which complies in all material respects with the 1933 Act, the Exchange Act, the 1940 Act, and the rules and regulations, respectively, thereunder.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE COMPANY, ON BEHALF OF THE TARGET FUND

The obligations of the Company, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Company, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Fund (or the Company, on behalf of the Acquiring Fund), pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Board of Trustees of the Company has approved this Agreement, with respect to the Target Fund.

6.3 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions nor any material increase in the investment management fee rate or other fee rates the Acquiring Fund is currently contractually obligated to pay for services provided to the Acquiring Fund nor any material reduction in the fee waiver or expense reduction undertakings (either voluntary or contractual) from those described in the Registration Statement, if any.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE COMPANY, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Company, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target Fund of all the obligations to be performed by the Target Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Company, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

7.3 The Board of Trustees of the Company has approved this Agreement with respect to the Acquiring Fund.

7.4 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any material increase in the investment management fee rate or other fee rates the Target Fund is currently contractually obligated to pay for services provided to the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings (either voluntary or contractual) from those described in the Registration Statement.

7.5 The Company, on behalf of the Target Fund, shall have taken all steps required to terminate all agreements to which the Target Fund is a party (other than this Agreement) and pursuant to which the Target Fund has outstanding or contingent liabilities, unless such liabilities have been accrued as part of the Stated Liabilities.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE COMPANY, ON BEHALF OF EACH OF THE ACQUIRING FUND AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Company, the Target Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 [Intentionally left blank]

8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Acquiring Fund on Form N-1A under the 1933 Act covering the sale of shares of the Acquiring Fund shall be effective.

8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Target Fund, the Acquiring Fund or the Company or any of the investment advisers, directors, trustees or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.6 The Company, on behalf of the Acquiring Fund, and the Company, on behalf of the Target Fund, each shall have received an opinion of Willkie Farr & Gallagher LLP, special United States tax counsel to the Acquiring Fund and the Target Fund, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

(a) the transfer of the Assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Target Fund followed by the distribution of Acquiring Fund Shares to the Target Fund Shareholders in complete dissolution and liquidation of the Target Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Target Fund;

(c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets of the Target Fund to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Target Fund or upon the distribution of Acquiring Fund Shares to Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund, except for any gain or loss that may be required to be recognized solely or as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares pursuant to the Reorganization;

(e) under Section 358 of the Code, the aggregate tax basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor by such shareholder;

(f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the time of the Reorganization;

(g) under Section 362(b) of the Code, the tax basis of the Assets acquired by the Acquiring Fund will be the same as the tax basis of such Assets to the Target Fund immediately before the Reorganization, except for certain adjustments that may be required to be made solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the Target Fund; and

(h) under Section 1223(2) of the Code, the holding period of the Assets in the hands of the Acquiring Fund will include the period during which those Assets were held by the Target Fund except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and each of the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Company, on behalf of the Acquiring Fund, nor the Company, on behalf of the Target Fund, may waive the conditions set forth in this paragraph 8.6.

The Tax Opinion will not express an opinion as to the effect of the Reorganization on the Target Fund with respect to the recognition of any unrealized gain or loss for any Asset that is required to be marked to market for U.S. federal income tax purposes upon termination of the Target Fund’s taxable year or as a result of the transfer of certain assets of the Target Fund.

ARTICLE IX

EXPENSES

The Target Fund, the Acquiring Fund and any other open-end investment company that sells substantially all of its assets to the Acquiring Fund on or about the Closing Date (for purposes of this Article IX only, each, a “Fund”) will bear expenses incurred in connection with the Reorganization, including but not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board, attending the Board meeting and preparing the minutes of the Board meeting, obtaining an opinion of counsel as to certain tax matters, the preparation of this Agreement and the Registration Statement, fees of the Commission and any state securities commission, transfer agency fees, auditing fees associated with each Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Information Statement included in the Registration Statement and any other legal and auditing fees in connection with the foregoing, which expenses will be borne directly by the respective Fund incurring the expense or allocated among the Funds based upon methodology as appropriate, unless BlackRock Advisors, LLC or one of its affiliates has agreed to bear the expenses of a particular Fund pursuant to a separate arrangement between BlackRock Advisors, LLC and such Fund. Neither the Funds nor the investment adviser will pay any expenses of shareholders arising out of or in connection with the Reorganization.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Company, on behalf of the Acquiring Fund, and the Company, on behalf of the Target Fund, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Company on behalf of the Acquiring Fund and the Company on behalf of the Target Fund. In addition, the Company, on behalf of the Acquiring Fund, or the Company, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of a party, or its Board of Trustees, or officers, as applicable, to the other party or its Board of Trustees. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Company, on behalf of the Acquiring Fund, or the Company, on behalf of the Target Fund as specifically authorized by their respective Board of Trustees.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Target Fund hereunder shall not be binding upon any of the Company, or its Trustees, shareholders, nominees, officers, agents or employees personally, but shall bind only the property of the Target Fund and the Acquiring Fund, as provided in the Company’s declaration of trust and code of regulations. Moreover, no series of the Company other than the Acquiring Fund and the Target Fund, shall be responsible for the obligations of the Acquiring Fund or Target Fund hereunder, and all persons shall look only to the assets of the Acquiring Fund and Target Fund to satisfy the obligations of the Acquiring Fund and Target Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Company on behalf of the Acquiring Fund, and the Board of Trustees of the Company on behalf of the Target Fund, and signed by authorized officers of the Company, acting as such. Neither the authorization by such Board of Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund and Target Fund as provided in the Company’s declaration of trust and code of regulations.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Target Fund, 100 Bellevue Parkway, Wilmington, Delaware 19809, Attention: John M. Perlowski, Chief Executive Officer, or to the Acquiring Fund, 100 Bellevue Parkway, Wilmington, Delaware 19809, Attention: John M. Perlowski, Chief Executive Officer, or to any other address that the Target Fund or the Acquiring Fund shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

BLACKROCK FUNDS II, ON BEHALF OF ITS SERIES, [BLACKROCK BOND PORTFOLIO] [BLACKROCK MANAGED INCOME PORTFOLIO]
By:

Name:
Title:

BLACKROCK FUNDS II, ON BEHALF OF ITS SERIES, BLACKROCK TOTAL RETURN PORTFOLIO II
By:

Name:
Title:

BLACKROCK FUNDS II

BlackRock Bond Portfolio

BlackRock Managed Income Portfolio

BlackRock Total Return Portfolio II

PART B

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2011

This Statement of Additional Information (the “SAI”) relates to the reorganization (“Reorganization”) of each of the BlackRock Bond Portfolio (the “Bond Portfolio”) and the BlackRock Managed Income Portfolio (the “Managed Income Portfolio,” and together with the Bond Portfolio, the “Target Funds” and each, a “Target Fund”), each a series of BlackRock Funds II (the “Trust”), into the BlackRock Total Return Portfolio II (the “Total Return Portfolio II” or the “Acquiring Fund” and together with the Target Funds, the “Funds”), a series of the Trust.

This SAI contains information that may be of interest to shareholders of each Target Fund relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Information Statement dated [            ], 2011 (the “Combined Prospectus/Information Statement”). As described in the Combined Prospectus/Information Statement, each Reorganization would involve the transfer of the assets of the relevant Target Fund in exchange for the assumption of certain stated liabilities of the Target Fund and shares of the Acquiring Fund. Each Target Fund will distribute the Acquiring Fund shares it receives to its shareholders in a complete liquidation of the Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Information Statement. The Combined Prospectus/Information Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to Total Return Portfolio II, 100 Bellevue Parkway, Wilmington, Delaware 19809, or by calling (800) 441-7762.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Information Statement.

*	The accompanying notes are an integral part of the pro forma condensed combined financial statements and schedule.

ADDITIONAL INFORMATION ABOUT THE BOND PORTFOLIO,

THE MANAGED INCOME PORTFOLIO AND

THE TOTAL RETURN PORTFOLIO II

For the Bond Portfolio: Incorporates by reference the Annual Report to Shareholders for the fiscal year ended September 30, 2010, filed December 2, 2010 (SEC Accession No. 0001193125-10-272918), as filed with the Securities and Exchange Commission (the “SEC”).

For the Managed Income Portfolio: Incorporates by reference the Annual Report to Shareholders for the fiscal year ended September 30, 2010, filed December 2, 2010 (SEC Accession No. 0001193125-10-272918), as filed with the SEC.

For the Total Return Portfolio II: Incorporates by reference the Statement of Additional Information included in the Registration Statement on Form N-1A of the Target and Acquiring Portfolio dated January 28, 2011, as supplemented (SEC Accession No. 0001193125-11-017534); and the Annual Report for the fiscal year ended September 30, 2010, filed December 2, 2010 (SEC Accession No. 0001193125-10-272918) as filed with the SEC.

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report to Shareholders of the Bond Portfolio for the fiscal year ended September 30, 2010, (ii) the Annual Report to Shareholders of the Managed Income Portfolio for the fiscal year ended September 30, 2010 and (iii) the Annual Report to Shareholders of the Total Return Portfolio II for the fiscal year ended September 30, 2010, each of which have been filed with the SEC. Each of these reports contains historical financial information regarding the Funds. The financial statements therein, and, in the case of the Annual Reports, the report of independent registered public accountants therein, are incorporated herein by reference.

Unaudited pro forma financial statements of the Bond Portfolio, Managed Income Portfolio and Total Return Portfolio II are provided on the following pages.

The unaudited pro forma condensed combined schedule of investments and pro forma condensed combined statement of assets and liabilities reflect financial positions as if the transaction occurred on September 30, 2010. The unaudited pro forma condensed combined statement of operations reflects expenses for the twelve months ended September 30, 2010. The pro forma condensed combined financial statements give effect to the proposed exchange of assets of each Target Fund in consideration for the assumption of certain stated liabilities of each Target Fund and shares of the Acquiring Fund, with the Acquiring Fund being the surviving entity in each case. Each Reorganization will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. It is not anticipated that the BlackRock Total Return Portfolio II will sell any securities of the BlackRock Bond Portfolio or BlackRock Managed Income Portfolio acquired in the Reorganizations other than in the ordinary course of business.

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Asset-Backed Securities		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
321 Henderson Receivables I LLC:
Series 2010-2A, Class A, 4.07%, 1/15/28 (a)	USD	495	$503,667	USD	—	$—	USD	2,473	$2,518,334	USD	2,968	$3,022,001
Series 2010-1A, Class A, 5.56%, 8/15/35 (a)		1,825	1,986,501		3,381	3,680,869		7,318	7,967,250		12,524	13,634,620
AEP Texas Central Transition Funding LLC,
Series 2006-A, Class A4, 5.17%, 1/01/18		—	—		940	1,097,908		—	—		940	1,097,908
Ameriquest Mortgage Securities, Inc.,
Series 2004-R11, Class A1, 0.56%, 11/25/34 (b)		1,373	1,262,002		—	—		—	—		1,373	1,262,002
AMRESCO Independence Funding, Inc.,
Series 2000-1A, Class A, 1.40%, 1/15/27 (a)(b)		—	—		484	271,057		—	—		484	271,057
Bank of America Auto Trust,
Series 2009-2A, Class A2, 1.16%, 2/15/12 (a)		1,182	1,182,504		2,427	2,429,019		5,480	5,484,664		9,089	9,096,187
Bear Stearns Asset-Backed Securities Trust,
Series 2006-3, Class A1, 0.41%, 8/25/36 (b)		—	—		754	750,768		—	—		754	750,768
Capital One Multi-Asset Execution Trust:
Series 2004-A8, Class A8, 0.39%, 8/15/14 (b)		635	634,345		1,285	1,283,674		2,960	2,956,947		4,880	4,874,966
Series 2006-A5, Class A5, 0.32%, 1/15/16 (b)		460	455,665		—	—		2,150	2,129,741		2,610	2,585,406
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A1, 0.31%, 10/25/36 (b)		273	268,264		—	—		—	—		273	268,264
Conseco Financial Corp.,
Series 1996-7, Class A6, 7.65%, 10/15/27 (b)		819	830,684		263	266,789		—	—		1,082	1,097,473
Countrywide Asset-Backed Certificates,
Series 2007-12, Class 2A1, 0.61%, 5/25/29 (b)		—	—		2,938	2,723,309		—	—		2,938	2,723,309
Series 2004-14, Class A4, 0.54%, 6/25/35 (b)		181	173,460		—	—		616	591,134		797	764,594
Daimler Chrysler Auto Trust,
Series 2006-D, Class A4, 4.94%, 2/08/12		2,106	2,107,719		—	—		—	—		2,106	2,107,719
DT Auto Owner Trust,
Series 2007-A, Class A3, 5.60%,3/15/13 (a)(f)		—	—		1,399	1,401,331		—	—		1,399	1,401,331
Ford Credit Auto Owner Trust
Series 2007-A, Class A4B, 0.31%, 6/15/12 (b)		—	—		4,797	4792825		—	—		4,797	4,792,825
Series 2009-A, Class A3B, 2.76% 5/15/13 (b)		8,405	8,521,376		16,271	16,496,679		39,208	39,753,210		63,884	64,771,265
Globaldrive BV,
Series 2008-2, Class A, 4.00%, 10/20/2016	EUR	898	1,241,811	EUR	1,895	2,620,300	EUR	4,140	5,724,828	EUR	6,933	9,586,939
GSAA Trust
Series 2004-8, Class A3A, 0.63%, 9/25/34 (b)		—	—	USD	193	149,139		—	—	USD	193	149,139
Series 2006-5, Class 2A1, 0.33%, 3/25/36 (b)					—	—		2,140	1,669,738		2,140	1,669,738
Home Equity Asset Trust,
Series 2007-2, Class 2A1, 0.37%, 7/25/37 (b)	USD	588	579,099		—	—	USD	3,601	3,549,122		4,189	4,128,221

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Asset-Backed Securities (concluded)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
IFC SBA Loan-Backed Adjustable Rate Certificate,
Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)	USD	—	$—	USD	196	$145,328	USD	—	$—	USD	196	$145,328
Lehman XS Trust,
Series 2005-5N, Class 3A2, 0.62%, 11/25/35 (b)		1,702	506,246		—	—		7,012	2,086,127		8,714	2,592,373
Maryland Insurance Backed Securities Trust,
Series 2006-1A, Class A, 5.55%, 12/10/65 (a)					—	—		18,935	11,361,000		18,935	11,361,000
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3, 1.67%, 1/15/14		—	—		8,215	8,328,079		—	—		8,215	8,328,079
Nissan Auto Receivables Owner Trust,
Series 2009-A, Class A2, 2.94%, 7/15/11		30	30,443		59	58,940		142	141,961		231	231,344
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A1, 0.35%, 5/25/37 (b)					—	—		3,562	3,433,864		3,562	3,433,864
PMC Capital LP,
Series 1998-1, Class A, 2.25%, 4/01/21 (a)(b)		—	—		490	342,880		—	—		490	342,880
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A1, 0.32%, 11/25/46 (b)		—	—		92	91,515		—	—		92	91,515
Santander Drive Auto Receivables Trust:
Series 2010-A, Class A2, 1.37%, 8/15/13 (a)		1,200	1,203,547		2,325	2,331,873		4,860	4,874,367		8,385	8,409,787
Series 2010-A, Class A3, 1.83%, 11/17/14 (a)		930	940,056		1,800	1,819,464		3,770	3,810,765		6,500	6,570,285
Series 2010-A, Class A4, 2.39%, 6/15/17 (a)		470	479,007		910	927,439		1,900	1,936,411		3,280	3,342,857
SLM Student Loan Trust:
Series 2010-C, Class A1, 1.91%, 12/15/17 (a)(b)		1,275	1,275,835		2,605	2,605,961		5,355	5,356,697		9,235	9,238,493
Series 2008-5, Class A3, 1.62%, 1/25/18 (b)		2,410	2,483,213		3,040	3,132,351		10,260	10,571,685		15,710	16,187,249
Series 2005-4, Class A2, 0.58%, 4/26/21 (b)		1,181	1,178,009		2,101	2,095,710		5,565	5,550,322		8,847	8,824,041
Series 2008-5, Class A4, 2.20%, 7/25/23 (b)		4,810	5,038,998		6,150	6,442,794		20,750	21,737,883		31,710	33,219,675
Series 2005-8, Class A4, 1.25%, 1/25/28 (b)		—	—		7,725	7,586,614		—	—		7,725	7,586,614
Small Business Administration,
Series 2003-10A, Class 1, 4.63%, 3/10/13					—	—		4,125	4,332,558		4,125	4,332,558
Structured Asset Receivables Trust Certificates,
Series 2003-2A, 0.92%, 1/21/11 (a)(b)		1	1,265		2	1,767		4	4,414		7	7,446
Structured Asset Securities Corp.,
Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		—	—		1,674	1,593,553		—	—		1,674	1,593,553
Series 2007-BC1, Class A2, 0.31%, 2/25/37 (b)		1,216	1,169,309		—	—		—	—		1,216	1,169,309
SWB Loan-Backed Certificates,
Series 1999-1, Class A, 7.38%, 5/15/25 (a)		—	—		476	404,683		—	—		476	404,683
USAA Auto Owner Trust,
Series 2006-4, Class A4, 4.98%, 10/15/12		2,266	2,269,844		—	—		—	—		2,266	2,269,844

Total Asset-Backed Securities - 6.5%			36,322,869			75,872,618			147,543,022			259,738,509

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Corporate Bonds		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Aerospace & Defense - 0.0%
United Technologies Corp., 5.70%, 4/15/40	USD	—	$—	USD	400	$458,212	USD	—	$—	USD	400	$458,212
Automobiles - 0.1%
Daimler Finance North America LLC:
5.75%, 9/08/11		—	—		2,300	2,401,556		—	—		2,300	2,401,556
6.50%, 11/15/13		—	—		475	543,318		—	—		475	543,318

			—			2,944,874			—			2,944,874

Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12		4,270	4,433,473		8,715	9,048,645		20,220	20,994,102		33,205	34,476,220

Capital Markets - 2.6%
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		1,475	1,603,166		5,075	5,515,977		6,645	7,222,397		13,195	14,341,540
3.70%, 8/01/15		1,080	1,104,960		5,570	5,698,728		4,530	4,634,693		11,180	11,438,381
5.38%, 3/15/20 (c)		1,750	1,844,521		3,200	3,372,838		11,300	11,910,336		16,250	17,127,695
6.00%, 6/15/20		690	758,922		3,220	3,541,636		2,780	3,057,686		6,690	7,358,244
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(e)		2,275	227		2,550	255		9,575	958		14,400	1,440
Morgan Stanley:
5.05%, 1/21/11 (c)		270	273,563		—	—		2,640	2,674,835		2,910	2,948,398
5.63%, 1/09/12					—	—		250	263,274		250	263,274
2.88%, 5/14/13 (b)		1,070	1,090,428		—	—		4,190	4,269,995		5,260	5,360,423
4.20%, 11/20/14 (c)(f)		2,250	2,332,622		5,655	5,862,657		8,690	9,009,105		16,595	17,204,384
4.00%, 7/24/15		540	550,336		1,090	1,110,864		2,290	2,333,833		3,920	3,995,033
6.25%, 8/28/17		340	371,752		2,875	3,143,488		115	125,740		3,330	3,640,980
5.63%, 9/23/19		925	963,065		—	—		—	—		925	963,065
UBS AG, 2.25%, 8/12/13		2,650	2,676,831		5,350	5,404,169		11,200	11,313,400		19,200	19,394,400

			13,570,393			33,650,612			56,816,252			104,037,257

Commercial Banks - 1.9%
Cie de Financement Foncier, 2.50%, 9/16/15 (a)		1,800	1,810,264		3,600	3,620,527		8,200	8,246,756		13,600	13,677,547
Deutsche Bank AG, 5.38%, 10/12/12		—	—		3,175	3,455,079		—	—		3,175	3,455,079
HSBC Bank Plc, 3.50%, 6/28/15 (a)		1,120	1,174,837		2,160	2,265,758		4,500	4,720,329		7,780	8,160,924
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		1,535	1,737,479		3,575	4,046,571		11,975	13,554,598		17,085	19,338,648
6.00%, 10/01/17 9 (c)		2,335	2,650,477		930	1,055,650		—	—		3,265	3,706,127

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Commercial Banks (concluded)
Stadshypotek AB, 1.45%, 9/30/13 (a)	USD	2,130	$2,136,959	USD	4,330	$4,344,146	USD	9,935	$9,967,458	USD	16,395	$16,448,563
The Toronto-Dominion Bank, 2.20%, 7/29/15 (a)		1,775	1,798,805		3,560	3,607,743		7,465	7,565,113		12,800	12,971,661

			11,308,821			22,395,474			44,054,254			77,758,549

Consumer Finance - 0.3%
American Express Credit Corp., 2.75%, 09/15/15		—	—		2,000	2,012,542		—	—		2,000	2,012,542
SLM Corp.
0.80%, 1/27/14 (b)		—	—		—	—		6,750	5,830,569		6,750	5,830,569
3.17%, 1/31/14 (b)		—	—		3,850	3,333,253		—	—		3,850	3,333,253

			—			5,345,795			5,830,569			11,176,364

Diversified Financial Services - 3.0%
AngloGold Ashanti Holdings Plc, 5.38%, 04/15/20		380	401,996		1,795	1,898,902		1,540	1,629,141		3,715	3,930,039
6.50%, 4/15/40					500	521,027					500	521,027
Bank of America Corp.:
5.63%, 10/14/16					—	—		3,000	3238509		3,000	3,238,509
6.00%, 9/01/17		670	725,420		2,400	2,598,518		—	—		3,070	3,323,938
5.75%, 12/01/17 (c)(f)		1,085	1,160,032		560	598,726		—	—		1,645	1,758,758
5.63%, 7/01/20 (c)		930	982,730		1,895	2,002,445		3,770	3,983,755		6,595	6,968,930
The Bear Stearns Cos. LLC:
5.50%, 8/15/11					1,850	1,928,403					1,850	1,928,403
6.95%, 8/10/12					3,575	3,951,973					3,575	3,951,973
BP Capital Markets Plc
3.13%, 3/10/12		2,155	2,197,201		4,175	4,256,759		10,220	10,420,138		16,550	16,874,098
5.25%, 11/07/13					1,200	1,306,958					1,200	1,306,958
Citigroup, Inc.:
4.75%, 5/19/15		790	831,153		3,265	3,435,084		3,675	3,866,442		7,730	8,132,679
5.38%, 8/09/20		940	972,554		2,415	2,498,636		3,585	3,709,156		6,940	7,180,346
Countrywide Financial Corp., 5.80%, 6/07/12					3,120	3,314,357					3,120	3,314,357
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		2,135	2,358,599		4,700	5,192,231		9,780	10,804,259		16,615	18,355,089
General Electric Capital Corp.:
4.88%, 10/21/10					4,120	4,128,063					4,120	4,128,063
0.65%, 4/10/12 (b)					1,025	1,019,944					1,025	1,019,944
5.50%, 1/08/20 (c)		1,300	1,422,080		5,650	6,180,580		7,525	8,231,658		14,475	15,834,318
4.38%, 9/16/20 (c)		1,230	1,234,555		2,510	2,519,295		5,770	5,791,366		9,510	9,545,216
JPMorgan Chase & Co., 0.96%, 2/26/13 (b)		445	446,718		—	—		3,480	3,493,436		3,925	3,940,154

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Diversified Financial Services (concluded)
Osprey Trust/Osprey I, Inc., 7.80%, 1/15/49 (a)(b)(d)(e)				USD	—	$—	USD	2,375	$17,812	USD	2,375	$17,812
TIAA Global Markets, Inc., 5.13%, 10/10/12 (a)					3,925	4,247,627					3,925	4,247,627

			$12,733,038			51,599,528			55,185,672		—	119,518,238

Diversified Telecommunication Services - 1.6%
AT&T Inc., 6.50%, 9/01/37	USD	600	694,172		—	—		4,500	5,206,289		5,100	5,900,461
BellSouth Telecommunications, Inc., 0.00%, 12/15/95 (f)		900	661,987		—	—		—	—		900	661,987
France Telecom MSA, 7.75%, 3/01/11		—	—		—	—		600	617,607		600	617,607
Sprint Capital Corp., 7.63%, 1/30/11					635	645,319		—	—		635	645,319
Telecom Italia Capital SA
6.2— %, 7/18/11		—	—		3,875	4,014,698		—	—		3,875	4,014,698
5.25%, 11/15/13		—	—		3,670	3,943,037		285	306,203		3,955	4,249,240
5.25%, 10/01/15		1,000	1,079,136		—	—		3,700	3,992,803		4,700	5,071,939
Telefonica Emisiones SAU:
5.98%, 6/20/11					3,500	3,630,046					3,500	3,630,046
5.86%, 2/04/13					1,875	2,046,004					1,875	2,046,004
4.95%, 1/15/15		900	984,764		—	—		4,525	4,951,174		5,425	5,935,938
6.42%, 6/20/16		600	703,241		2,275	2,666,457		2,475	2,900,871		5,350	6,270,569
TELUS Corp., 8.00%, 6/01/11					1,031	1,079,597					1,031	1,079,597
Verizon Communications, Inc., 8.75%, 11/01/18 (c)(f)		1,531	2,083,264		3,950	5,374,848		5,527	7,520,705		11,008	14,978,817
6.40%, 2/15/38					700	809,605					700	809,605
Verizon New England, Inc., 7.88%, 11/15/29		200	231,321		—	—		1,355	1,567,198		1,555	1,798,519
Verizon New Jersey, Inc., 5.88%, 1/17/12		—	—		5,215	5,523,483		—	—		5,215	5,523,483

			6,437,885			29,733,094			27,062,850			63,233,829

Electric Utilities - 1.2%
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)		—	—		1,865	2,062,863		—	—		1,865	2,062,863
Carolina Power & Light Co., 5.30%, 1/15/19		—	—		2,425	2,818,105		—	—		2,425	2,818,105
The Detroit Edison Co., 6.35%, 10/15/32		—	—		—	—		5	5,941		5	5,941
Duke Energy Carolinas LLC
5.25%, 1/15/18		—	—		925	1,075,420		—	—		925	1,075,420
6.00%, 1/15/38		—	—		—	—		4,000	4,733,648		4,000	4,733,648
Duke Energy Corp., 3.35%, 4/01/15		—	—		1,000	1,055,170		—	—		1,000	1,055,170

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Electric Utilities (concluded)
EDP Finance BV, 5.38%, 11/02/12 (a)(c)	USD	—	$—	USD	8,435	$8,763,408	USD	—	$—	USD	8,435	$8,763,408
Florida Power & Light Co.
4.95%, 6/01/35		600	618,347		—	—		2,275	2,344,567		2,875	2,962,914
5.69%, 3/01/40		—	—		400	460,070		—	—		400	460,070
Florida Power Corp.:
6.65%, 7/15/11		960	1,003,720		—	—		—	—		960	1,003,720
5.90%, 3/01/33		175	200,241		—	—		605	692,260		780	892,501
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		325	365,579		—	—		3,000	3,374,580		3,325	3,740,159
6.50%, 9/15/37		875	1,050,697		—	—		—	—		875	1,050,697
NiSource Finance Corp., 7.88%, 11/15/10					2,475	2,492,117		—	—		2,475	2,492,117
PacifiCorp
5.50%, 1/15/19		—	—		3,600	4,235,857		—	—		3,600	4,235,857
6.25%, 10/15/37		700	848,163		500	605,831		3,000	3,634,983		4,200	5,088,977
Progress Energy, Inc.:
7.10%, 3/01/11		—	—		3,914	4,011,733		—	—		3,914	4,011,733
6.00%, 12/01/39		—	—		400	451,785		—	—		400	451,785
Southern California Edison Co., 5.95%, 02/01/38		—	—		—	—		1,000	1,184,561		1,000	1,184,561
Tenaska Alabama II Partners LP, 6.13%, 3/30/23 (a)		—	—		—	—		116	126,684		116	126,684
09/01/40		—	—		400	391,103		—	—		400	391,103

			4,086,747			28,423,462			16,097,224			48,607,433

Energy Equipment & Services - 0.0%
Halliburton Co., 5.50%, 10/15/10		—	—		1,925	1,927,464		—	—		1,925	1,927,464

Food & Staples Retailing - 0.0%
Wal-Mart Stores, Inc., 5.63%, 4/01/40		—	—		500	566,435		—	—		500	566,435

Food Products - 0.6%
Kraft Foods, Inc.:
6.00%, 2/11/13					1,280	1,421,559					1,280	1,421,559
6.50%, 8/11/17					2,475	2,965,206		4,170	4995923		6,645	7,961,129
5.38%, 2/10/20		1,710	1,910,154		3,315	3,703,017		4,925	5,501,466		9,950	11,114,637
6.50%, 2/09/40		530	620,559		685	802,043		1,525	1,785,571		2,740	3,208,173

			2,530,713			8,891,825			12,282,960			23,705,498

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Health Care Equipment & Supplies - 0.1%
CareFusion Corp., 6.38%, 8/01/19	USD	850	$1,011,302	USD	—	$—	USD	—	$—	USD	850	$1,011,302
Covidien International Finance SA, 2.80%, 06/15/15		330	341,963		630	652,839		1,320	1,367,853		2,280	2,362,655

			1,353,265			652,839			1,367,853			3,373,957

Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc., 5.25%, 3/15/11		—	—		2,750	2,802,267		—	—		2,750	2,802,267
WellPoint, Inc., 5.00%, 1/15/11		—	—		2,000	2,023,312		—	—		2,000	2,023,312

			—			4,825,579			—			4,825,579

Insurance - 2.2%
Berkshire Hathaway Finance Corp., 4.75%, 5/15/2012		—	—		—	—		3,290	3,494,582		3,290	3,494,582
Hartford Life Global Funding Trusts, 0.47%, 6/16/14 (b)		—	—		5,100	4,789,323		7,700	7,230,939		12,800	12,020,262
Manulife Financial Corp., 3.40%, 9/17/15		1,030	1,039,820		4,090	4,128,994		4,820	4,865,954		9,940	10,034,768
MetLife, Inc.:
7.72%, 2/15/19		—	—		2,800	3,563,557		—	—		2,800	3,563,557
4.75%, 2/08/21		—	—		1,800	1,909,627		—	—		1,800	1,909,627
6.38%, 6/15/34		350	400,856		—	—		900	1,030,772		1,250	1,431,628
5.88%, 2/06/41		325	353,506		—	—		1,325	1,441,217		1,650	1,794,723
Metropolitan Life Global Funding I:
2.88%, 9/17/12 (a)		—	—		1,100	1,134,452		—	—		1,100	1,134,452
2.50%, 1/11/13 (a)		3,830	3,921,729		—	—		7,535	7,715,463		11,365	11,637,192
5.13%, 4/10/13 (a)(c)		2,750	2,993,086		—	—		7,000	7,618,765		9,750	10,611,851
5.13%, 6/10/14 (a)		—	—		3,625	4,021,531		—	—		3,625	4,021,531
New York Life Global Funding, 5.25%, 10/16/12 (a)(c)		—	—		4,825	5,235,728		—	—		4,825	5,235,728
Pricoa Global Funding I, 5.40%, 10/18/12 (a)		—	—		3,950	4,237,698		—	—		3,950	4,237,698
Prudential Financial, Inc.
5.80%, 6/15/12		—	—		2,250	2,406,049		—	—		2,250	2,406,049
4.75%, 9/17/15		1,825	1,973,679		—	—		4,000	4,325,872		5,825	6,299,551
5.38%, 6/21/20		—	—		900	972,856		—	—		900	972,856
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		745	916,781		1,640	2,018,150		3,465	4,263,956		5,850	7,198,887

			11,599,457			34,417,965			41,987,520			88,004,942

Life Sciences Tools & Services - 0.0%
Life Technologies Corp., 6.00%, 3/01/20		635	719,336		—	—		—	—		635	719,336

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Media - 1.8%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	USD	—	$—	USD	2,050	$2,891,220	USD	—	$—	USD	2,050	$2,891,220
Comcast Corp.:
6.95%, 8/15/37		695	814,950		—	—		2,460	2,884,571		3,155	3,699,521
6.40%, 3/01/40		—	—		575	639,305		709	788,290		1,284	1,427,595
Cox Communications, Inc.
7.13%, 10/01/12		—	—		900	996,384		—	—		900	996,384
8.38%, 3/01/39 (a)		1,125	1,510,226		2,050	2,751,967		5,200	6,980,600		8,375	11,242,793
DIRECTV Holdings LLC/DIRECTV Financing Co.,
3.13%, 2/15/16					700	706,815					700	706,815
Inc., 6.00%, 8/15/40		310	320,160		630	650,648		1,390	1,435,556		2,330	2,406,364
Discovery Communications LLC, 3.70%, 6/1/2015		680	720,553		1,310	1,388,124		2,740	2,903,405		4,730	5,012,082
NBC Universal, Inc.:
5.15%, 4/30/20 (a)		985	1,063,727		1,870	2,019,462		3,965	4,281,907		6,820	7,365,096
4.38%, 4/01/21 (a)		1,305	1,320,900		2,650	2,682,288		6,095	6,169,261		10,050	10,172,449
News America Holdings, Inc.:
7.75%, 1/20/24		—	—		—	—		1,285	1,609,155		1,285	1,609,155
9.50%, 7/15/24					575	791,717					575	791,717
8.50%, 2/23/25		—	—		675	857,232		1,920	2,438,350		2,595	3,295,582
8.45%, 8/01/34		—	—		—	—		840	1,110,535		840	1,110,535
7.75%, 12/01/45		—	—		—	—		110	137,759		110	137,759
8.25%, 10/17/96		—	—		—	—		45	56,890		45	56,890
News America, Inc.:
7.13%, 4/08/28		300	342,132		—	—		1,175	1,340,017		1,475	1,682,149
7.63%, 11/30/28		1,150	1,377,508		—	—		2,010	2,407,644		3,160	3,785,152
TCI Communications, Inc.
7.88%, 2/15/26		—	—		—	—		2,540	3,146,908		2,540	3,146,908
7.13%, 2/15/28		620	709,822		—	—		—	—		620	709,822
Time Warner Cable, Inc., 5.00%, 2/01/20		470	503,338		950	1,017,384		2,090	2,238,246		3,510	3,758,968
Time Warner, Inc.:
4.70%, 1/15/21		280	296,684		570	603,964		1,320	1,398,654		2,170	2,299,302
6.10%, 7/15/40		190	204,596		380	409,193		870	936,836		1,440	1,550,625
Turner Broadcasting System, Inc., 8.38%, 07/01/13		—	—		300	348,631		—	—		300	348,631

			9,184,596			18,754,334			42,264,584			70,203,514

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Metals & Mining - 0.0%
Teck Resources Ltd.:
4.50%, 1/15/21	USD	—	$—	USD	500	$518,011	USD	—	$—	USD	500	$518,011
6.00%, 8/15/40		—	—		500	524,469		—	—		500	524,469

			—			1,042,480			—			1,042,480

Multi-Utilities - 0.1%
CenterPoint Energy, Inc., 6.50%, 5/01/18		—	—		1,500	1,741,047		—	—		1,500	1,741,047
Dominion Resources, Inc., 5.20%, 8/15/19		—	—		500	571,753		—	—		500	571,753

			—			2,312,800			—			2,312,800

Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp., 6.38%, 9/15/17		—	—		800	881,564		—	—		800	881,564
Atlantic Richfield Co., 9.13%, 3/01/11		—	—		—	—		4,960	5124493		4,960	5,124,493
Canadian Natural Resources Ltd., 6.50%, 02/15/37		900	1,061,276		1,500	1,768,794		3,700	4,363,025		6,100	7,193,095
6.25%, 3/15/38		—	—		500	574,815		—	—		500	574,815
Cenovus Energy, Inc., 6.75%, 11/15/39		810	977,968		2,500	3,018,420		3,975	4,799,288		7,285	8,795,676
CenterPoint Energy Resources Corp., 6.15%, 5/1/2016		—	—		—	—		2,100	2,407,247		2,100	2,407,247
Devon Financing Corp. ULC, 7.88%, 9/30/31		—	—		—	—		925	1,238,803		925	1,238,803
Enterprise Products Operating LLC, 6.13%,
6.50%, 1/31/19		—	—		—	—		1,725	2010249		1,725	2,010,249
5.25%, 1/31/20					700	757,842					700	757,842
5.20%, 9/01/20		—	—		—	—		2,275	2463470		2,275	2,463,470
6.13%, 10/15/39		675	726,549		1,225	1,318,552		2,300	2,475,649		4,200	4,520,750
Kinder Morgan Energy Partners LP, 5.30%, 9/15/2020		740	797,483		1,390	1,497,975		2,960	3,189,933		5,090	5,485,391
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		995	995,397		1,825	1,825,728		4,105	4,106,638		6,925	6,927,763
Valero Energy Corp., 6.63%, 6/15/37		1200	1,205,092		2,850	2,862,093		4,875	4,895,685		8,925	8,962,870
XTO Energy, Inc., 6.25%, 8/01/17		—	—		2,700	3,348,046		—	—		2,700	3,348,046

			5,763,765			17,853,829			37,074,480			60,692,074

Paper & Forest Products - 0.2%
7.95%, 6/15/18		—	—		—	—		4,000	4850996		4,000	4,850,996
International Paper Co., 7.30%, 11/15/39		520	582,135		975	1,091,504		1,885	2,110,241		3,380	3,783,880

			582,135			1,091,504			6,961,237			8,634,876

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Corporate Bonds (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Pharmaceuticals - 0.1%
Abbott Laboratories, 5.60%, 5/15/11 (f)	USD	—	$—	USD	1,315	$1,357,657	USD	—	$—	USD	1,315	$1,357,657
Bristol-Myers Squibb Co., 6.88%, 8/01/97		—	—		—	—		559	680,366		559	680,366
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36		—	—		400	480,748					400	480,748

			—			1,838,405			680,366			2,518,771

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40		770	849,753		—	—		3090	3,410,047		3860	4,259,800

Software - 0.1%
Oracle Corp.:
5.25%, 1/15/16		—	—		—	—		50	58156		50	58,156
5.38%, 7/15/40 (a)		—	—		500	537,789		4,000	4,302,312		4,500	4,840,101

			—			537,789			4,360,468			4,898,257

Tobacco - 0.4%
Philip Morris International, Inc.:
4.88%, 5/16/13					2,965	3,254,995					2,965	3,254,995
6.88%, 3/17/14		900	1,061,108		—	—		4,150	4,892,887		5,050	5,953,995
4.50%, 3/26/20		1,100	1,200,099		1,700	1,854,698		4,300	4,691,296		7,100	7,746,093

			2,261,207			5,109,693			9,584,183			16,955,083

Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc., 6.25%, 6/15/13		—	—		2,625	2,953,878					2,625	2,953,878
Vodafone Group Plc, 4.15%, 6/10/14 (c)(f)		2,850	3,078,222		5,125	5,535,400		11,790	12,734,120		19,765	21,347,742

			3,078,222			8,489,278			12,734,120			24,301,620

Total Corporate Bonds - 19.5%			90,492,806			291,911,915			398,748,741			781,153,462

Foreign Agency Obligations
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)		1,975	2,099,488		4,145	4,406,268		9,100	9,673,591		15,220	16,179,347
Bank Nederlandse Gemeenten, 1.75%, 10/06/15 (a)		3,390	3,379,796		8,030	8,005,830		15,795	15,747,457		27,215	27,133,083
CDP Financial, Inc., 3.00%, 11/25/14 (a)		2,915	3,027,015		6,185	6,422,671		13,420	13,935,690		22,520	23,385,376
Dexia Credit Local SA
2.00%, 3/05/13 (a)		1,555	1,566,728		2,860	2,881,570		6,415	6,463,382		10,830	10,911,680
2.75%, 4/29/14 (a)		—	—		28,930	29,695,509		3,595	3,690,126		32,525	33,385,635

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Foreign Agency Obligations (concluded)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Eksportfinans ASA:
1.88%, 4/02/13	USD	4,115	$4,203,592	USD	7,570	$7,732,975	USD	16,775	$17,136,149	USD	28,460	$29,072,716
3.00%, 11/17/14		2,225	2,346,051		2,720	2,867,982		6,700	7,064,513		11,645	12,278,546
2.00%, 9/15/15		3,215	3,222,980		6,515	6,531,170		14,980	15,017,180		24,710	24,771,330
5.50%, 5/25/16 (c)		1,625	1,897,826		3,150	3,678,863		7,150	8,350,435		11,925	13,927,124
FIH Erhvervsbank A/S, 2.45%, 8/17/12 (a)		—	—		9,230	9,465,762		—	—		9,230	9,465,762
Japan Finance Corp., 2.00%, 6/24/11		1,425	1,439,826		2,775	2,803,871		6,510	6,577,730		10,710	10,821,427
Korea Electric Power Corp., 5.13%, 4/23/34 (a)		—	—		—	—		75	81,177		75	81,177
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		885	898,508		1,795	1,822,397		3,720	3,776,778		6,400	6,497,683
2.75%, 9/08/20		390	392,462		790	794,988		1,800	1,811,365		2,980	2,998,815
Landwirtschaftliche Rentenbank:
5.25%, 7/02/12		630	678,796		1,220	1,314,494		2,925	3,151,553		4,775	5,144,843
4.38%, 1/15/13		405	437,464		780	842,522		1,975	2,133,310		3,160	3,413,296
4.13%, 7/15/13		185	200,754		355	385,231		850	922,384		1,390	1,508,369
4.00%, 2/02/15		365	403,365		710	784,628		2,170	2,398,089		3,245	3,586,082
Pemex Finance Ltd., 9.03%, 2/15/11		351	356,634		—	—		170	172,975		521	529,609
Petrobras International Finance Co.:
5.88%, 3/01/18		115	127,787		1,060	1,177,866		545	605,601		1,720	1,911,254
5.75%, 1/20/20		2,610	2,889,387		5,480	6,066,607		12,330	13,649,865		20,420	22,605,859
Qatari Diar Finance QSC, 3.50%, 7/21/15 (a)		490	500,212		985	1,005,528		2,055	2,097,828		3,530	3,603,568

Total Foreign Agency Obligations - 6.6%			30,068,671		—	98,686,732			134,457,178			263,212,581

Foreign Government Obligations
Canada - 0.8%
Province of Ontario Canada:
1.88%, 11/19/12		1,765	1,806,564		3,750	3,838,309		8,140	8,331,689		13,655	13,976,562
4.10%, 6/16/14		1,875	2,059,747		4,205	4,619,327		8,680	9,535,258		14,760	16,214,332

			3,866,311			8,457,636			17,866,947			30,190,894

Israel - 0.5%
Israel Government AID Bond:					—	—
AID-Israel, 5.50%, 9/18/23		5,000	6,171,385		—	—		—	—		5,000	6,171,385
5.50%, 4/26/24		—	—		—	—		5,475	6,805,436		5,475	6,805,436
5.50%, 9/18/33		—	—		—	—		6,735	8,119,575		6,735	8,119,575

			6,171,385			—			14,925,011			21,096,396

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Foreign Government Obligations (concluded)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Mexico - 0.2%
United Mexican States:
5.63%, 1/15/17	USD	495	$566,280	USD	1,360	$1,555,840	USD	2,945	$3,369,080	USD	4,800	$5,491,200
5.13%, 1/15/20		320	357,600		530	592,275		1,240	1,385,700		2,090	2,335,575
7.50%, 4/08/33			—		200	265,000		440	583,000		640	848,000

			923,880			2,413,115			5,337,780			8,674,775

Total Foreign Government Obligations - 1.5%			10,961,576			10,870,751			38,129,738			59,962,065

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations - 4.9%
Arkle Master Issuer Plc,
Series 2010-1A, Class 2A, 1.52%, 2/17/15 (a)(b)		2,070	2,052,534		3,900	3,867,094		8,320	8,249,800		14,290	14,169,428
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 4A, 3.06%, 10/25/34 (b)		—	—		1,178	1,115,383		—	—		1,178	1,115,383
Bear Stearns Alt-A Trust:
Series 2004-13, Class A1, 1.00%, 11/25/34 (b)		—	—		1,322	1,071,663		—	—		1,322	1,071,663
Series 2004-12, Class 1A1, 0.61%, 1/25/35 (b)		—	—		1,096	820,487		—	—		1,096	820,487
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 06/25/35		3,768	3,395,941		4,626	4,169,700		16,024	14,443,496		24,418	22,009,137
Series 2005-20CB, Class 3A3, 5.50%, 07/25/35		—	—		—	—		2,370	2,348,652		2,370	2,348,652
Series 2006-OA21, Class A1, 0.45%, 3/20/47 (b)		1,836	1,002,452		2,380	1,299,475		—	—		4,216	2,301,927
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.80%, 2/25/35 (b)		—	—		700	585,021					700	585,021
Series 2007-J3, Class A10, 6.00%, 07/25/37		3,411	2,851,724		—	—		14,103	11,791,881		17,514	14,643,605
Series 2006-OA5, Class 2A1, 0.46%, 4/25/46 (b)		785	453,905		977	565,065		3,380	1,954,571		5,142	2,973,541
Series 2006-OA5, Class 3A1, 0.46%, 4/25/46 (b)		1,396	859,907		—	—		5,742	3,536,762		7,138	4,396,669
Credit Suisse Mortgage Capital Certificates,
Series 2006-8, Class 3A1, 6.00%, 10/25/21		726	595,491		998	818,800		3,312	2,716,928		5,036	4,131,219
Deutsche Alt-A Securities, Inc.,
Series 2006-OA1, Class A1, 0.46%, 2/25/47 (b)		—	—		753	478,840		—	—		753	478,840
First Horizon Alternative Mortgage Securities,
Series 2004-AA4, Class A1, 2.43%, 10/25/34 (b)		2,157	1,849,457		2,397	2,054,952		—	—		4,554	3,904,409
First Horizon Asset Securities, Inc.,
Series 2005-AR3, Class 3A1, 5.52%, 8/25/35 (b)		591	563,418		—	—		2,569	2,448,157		3,160	3,011,575
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35 (b)		998	973,787		408	398,367		2,859	2,788,573		4,265	4,160,727

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Non-Agency Mortgage-Backed Securities (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1A2A, 0.59%, 9/19/35 (b)	USD	196	$122,568	USD	—	$—	USD	—	$—	USD	196	$122,568
Holmes Master Issuer Plc,
Series 2007-2A, Class 3A1, 0.61%, 7/15/21 (b)		950	940,655		—	—		3,700	3,663,603		4,650	4,604,258
Homebanc Mortgage Trust
Series 2005-4, Class A1, 0.53%, 10/25/35 (b)		1,831	1,353,783		—	—		6,214	4,593,360		8,045	5,947,143
Series 2006-2, Class A1, 0.44%, 12/25/36 (b)		—	—		1,922	1,393,780					1,922	1,393,780
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2, 5.50%, 03/25/22		333	313,132		381	357,866		1,286	1,207,796		2,000	1,878,794
Series 2006-S2, Class 2A2, 5.88%, 07/25/36		379	360,112		474	450,139		1,611	1,530,474		2,464	2,340,725
MortgageIT Trust,
Series 2004-1, Class A1, 0.65%,11/25/34 (b)					2,481	2,092,520					2,481	2,092,520
Residential Accredit Loans, Inc.,
Series 2006-QO2, Class A1, 0.48%, 2/25/46 (b)		1,063	431,544		—	—		4,314	1,752,068		5,377	2,183,612
Station Place Securitization Trust,
Series 2009-1, Class A, 1.76%, 1/25/40 (a)(b)		2,390	2,390,000		5,255	5,255,000		11,035	11,035,000		18,680	18,680,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.58%,
Series 2004-6, Class 4A1, 4.86%, 6/25/34 (b)		—	—		5,458	5,121,165		—	—		5,458	5,121,165
Series 2004-13, Class A2, 0.56%, 9/25/34 (b)					698	534,706					698	534,706
Series 2005-19XS, Class 1A1, 0.58%, 10/25/35 (b)		—	—		—	—		4,780	3,190,372		4,780	3,190,372
Series 2007-3, Class 2A1, 5.58%, 4/25/47 (b)		4,398	3,323,574		—	—		19,036	14,384,426		23,434	17,708,000
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.16%, 5/25/47 (b)		903	577,738		1,139	728,452		—	—		2,042	1,306,190
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR2, Class 2A5, 4.34%, 3/25/36 (b)		2,354	2,002,491		—	—		160	136,533		2,514	2,139,024
Series 2006-AR3, Class A4, 5.55%, 3/25/36 (b)		—	—		—	—		19,390	17,080,346		19,390	17,080,346
Series 2006-AR12, Class 2A1, 5.97%, 9/25/36 (b)		1,012	934,721		—	—		4,229	3,905,057		5,241	4,839,778
Series 2006-AR15, Class A1, 5.45%, 10/25/36 (b)		3,198	2,759,542		—	—		—	—		3,198	2,759,542
Series 2006-AR18, Class 2A1, 5.52%, 11/25/36 (b)		4,473	3,736,673		—	—		18,479	15,437,366		22,952	19,174,039

			33,845,149			33,178,475			128,195,221			195,218,845

Commercial Mortgage-Backed Securities - 10.4%
Banc of America Commercial Mortgage, Inc.:											—	—
Series 2001-1, Class A2, 6.50%, 04/15/11		2,169	2,195,232		2,665	2,696,377		7,402	7,489,935		12,236	12,381,544
Series 2002-PB2, Class A4, 6.19%, 01/11/12		3,519	3,691,643		—	—		—	—		3,519	3,691,643
Series 2007-3, Class A4, 5.84%, 5/10/17 (b)		530	546,939		—	—		2,495	2,574,741		3,025	3,121,680

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Non-Agency Mortgage-Backed Securities (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2002-2, Class A3, 5.12%, 07/11/43	USD	—	$—	USD	—	$—	USD	22,670	$23,639,668	USD	22,670	$23,639,668
Series 2006-5, Class AM, 5.45%, 09/10/47		155	141,451		—	—		725	661,627		880	803,078
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/15/15 (b)		180	180,433		—	—		810	811,947		990	992,380
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49		525	567,624		—	—		—	—		525	567,624
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 03/11/12		—	—		1,310	1,366,034		2,890	3,013,618		4,200	4,379,652
Series 2007-CD5, Class A4, 5.89%, 8/15/17 (b)		—	—		893	965,121					893	965,121
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.21%, 9/10/17 (b)		—	—		3,730	3,940,102					3,730	3,940,102
Commercial Mortgage Pass-Through Certificates,
Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		1,965	2,008,689		2,385	2,438,027		8,540	8,729,874		12,890	13,176,590
Series 2006-C8, Class A4, 5.31%, 12/10/46		—	—		2,500	2,599,107					2,500	2,599,107
Series 2007-C9, Class A4, 6.01%, 12/10/49 (b)		—	—		—	—		3,600	3,918,536		3,600	3,918,536
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 01/15/11		—	—		1,473	1,476,138					1,473	1,476,138
Series 2002-CP5, Class A2, 4.94%, 12/15/35		4,865	5,168,748		6,185	6,571,162		—	—		11,050	11,739,910
Series 2002-CKS4, Class A2, 5.18%, 11/15/35		3,140	3,322,098		4,050	4,284,872		—	—		7,190	7,606,970
CW Capital Cobalt Ltd.,		—	—		—	—		12,951	13,604,414		12,951	13,604,414
Series 2006-C1, Class A2, 5.17%, 8/15/48 (o)
DLJ Commercial Mortgage Corp.,
Series 1998-CG1, Class B1, 6.91%, 6/10/31 (b)		—	—		—	—		1,908	1,908,142		1,908	1,908,142
First Union National Bank Commercial Mortgage
Series 2001-C3, Class A3, 6.42%, 06/15/11		—	—		5,781	5,913,321		—	—		5,781	5,913,321
Series 2001-C2, Class A2, 6.66%, 01/12/43		2,488	2,520,305		—	—		—	—		2,488	2,520,305
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35		3,791	4,002,106		4,839	5,107,951		14,137	14,923,643		22,767	24,033,700
Series 2002-2A, Class A3, 5.35%, 08/11/34		2,910	3,073,997		—	—		16,200	17,112,974		19,110	20,186,971
Series 2007-C1, Class A2, 5.42%, 12/10/49 (a)		—	—		—	—		18,000	18,634,855		18,000	18,634,855
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2, 6.96%, 11/15/10		—	—		96	96,323		302	301,408		398	397,731
Series 2001-C1, Class A2, 6.47%, 04/15/34		—	—		—	—		13,864	14,001,722		13,864	14,001,722
Series 2003-C3, Class A3, 4.65%, 04/10/40		—	—		—	—		996	1,013,609		996	1,013,609
Series 2003-C2, Class A2, 5.66%, 5/10/40 (b)		—	—		5,830	6,399,464		18,085	19,851,510		23,915	26,250,974
Series 2004-C3, Class A3, 4.21%, 12/10/41		—	—		1,345	1,347,631					1,345	1,347,631
Series 2006-C1, Class AM, 5.29%, 11/10/45 (b)		270	264,631		—	—		1,270	1,244,748		1,540	1,509,379

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Non-Agency Mortgage-Backed Securities (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG9, Class A2, 5.38%, 07/10/12	USD	—	$—	USD	—	$—	USD	19,776	$20,492,084	USD	19,776	$20,492,084
Series 2004-GG1, Class A4, 4.76%, 06/10/36		—	—		—	—		2,218	2,229,229		2,218	2,229,229
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A4, 4.96%, 08/10/38		3,500	3,662,685		—	—		—	—		3,500	3,662,685
Series 2006-GG8, Class A4, 5.56%, 11/10/39		—	—		—	—		2,760	2,939,702		2,760	2,939,702
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB9, Class A2, 5.11%, 5/12/11 (b)		—	—		6,247	6,365,848					6,247	6,365,848
Series 2001-CIB2, Class A3, 6.43%, 06/15/11		3,016	3,085,394		—	—		—	—		3,016	3,085,394
Series 2001-C1, Class A3, 5.86%, 10/12/11		3,773	3,901,583		—	—		14,120	14,600,456		17,893	18,502,039
Series 2001-CIB3, Class A3, 6.47%, 12/15/11		—	—		—	—		16,870	17,546,691		16,870	17,546,691
Series 2004-CB8, Class A1A, 4.16%, 4/12/14 (a)		—	—		1,917	1,969,517		7,409	7,610,274		9,326	9,579,791
Series 2007-LD11, Class A2, 5.99%, 6/15/49 (b)		—	—		—	—		20,000	20,893,668		20,000	20,893,668
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2, 4.06%, 8/15/10 (b)		463	463,229		—	—		—	—		463	463,229
Series 2001-C3, Class A2, 6.37%, 12/15/28		—	—		6,505	6,665,267					6,505	6,665,267
Series 2006-C4, Class AM, 6.10%, 6/15/38 (b)		200	199,693		—	—		910	908,605		1,110	1,108,298
Series 2006-C7, Class AM, 5.38%, 11/15/38		190	187,689		—	—		910	898,930		1,100	1,086,619
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		—	—		4,825	5,104,322					4,825	5,104,322

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Non-Agency Mortgage-Backed Securities (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Merrill Lynch Mortgage Trust, Series 2003-KEY1,
Series 2007-C1, Class A4, 6.02%, 06/12/17 (b)	USD	—	$—	USD	1,750	$1,871,511	USD	—	$—	USD	1,750	$1,871,511
Series 2003-KEY1, Class A4, 5.24%, 11/12/35 (b)		—	—		—	—		7,100	7,675,865		7,100	7,675,865
Morgan Stanley Capital I, Series 2004-HQ4, Class A7, 4.97%, 4/14/40		—	—		2,500	2,629,860		—	—		2,500	2,629,860
Prudential Mortgage Capital Funding LLC, Series 2001-ROCK, Class A2, 6.61%, 05/10/34		—	—		—	—		11,007	11,166,569		11,007	11,166,569
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 4/16/17 (a)(b)		—	—		4,200	4,612,125		—	—		4,200	4,612,125
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C6, Class A4, 5.13%, 8/15/35 (b)		4,470	4,832,317		—	—		18,000	19,458,995		22,470	24,291,312
Series 2005-C21, Class A3, 5.20%, 10/15/44 (b)		534	533,245		648	647,308		2,317	2,315,480		3,499	3,496,033
Series 2006-C26, Class A2, 5.94%, 06/15/45		14,000	15,161,224		—	—		—	—		14,000	15,161,224

			59,710,955		—	75,067,388			282,173,519			416,951,862

Interest Only Collateralized Mortgage Obligations - 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:											—	—
Series 1987-1, 11.00%, 2/17/17		—	—		—	—		59	7,785		59	7,785
Series 1987-2, 11.00%, 3/06/17		—	—		—	—		53	9,655		53	9,655

			—			—			17,440		—	17,440

Interest Only Commercial Mortgage-Backed Securities - 0.0%
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX, 1.66%, 6/20/29 (a)(b)		—	—		—	—		6,382	198593		6,382	198,593
Series 1997-C2, Class AX, 0.27%, 1/17/35 (b)		—	—		—	—		2,256	11607		2,256	11,607
Structured Asset Securities Corp., Series 1996-CFL, Class X1, 2.10%, 2/25/28 (b)		—	—		—	—		2,106	119		2,106	119

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Non-Agency Mortgage-Backed Securities (concluded)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.83%, 5/25/36 (a)(b)	USD	13,172	$235,992	USD	16,997	$304,512	USD	—	$—	USD	30,169	$540,504

			235,992			304,512			210,319			750,823

Principal Only Collateralized Mortgage Obligations - 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 0.33%, 2/17/17 (j)		—	—		—	—		61	59,983		61	59,983
Series 1987-2, 0.52%, 3/06/17 (j)		—	—		—	—		53	51,182		53	51,182

			—			—			111,165			111,165

Total Non-Agency Mortgage-Backed Securities - 15.3%			93,792,096			108,550,375			410,707,664			613,050,135

Preferred Securities
Capital Trusts
Banks - 0.1%
State Street Capital Trust III, 8.25%, 3/15/42 (b)		—	—		4,220	4,327,779		—	—		4,220	4,327,779

Diversified Financial Services - 0.5%
Credit Suisse Guernsey, 5.86% (b)(g)		499	474,362		4,610	4,382,381		—	—		5,109	4,856,743
General Electric Capital Corp., 6.38%, 11/15/67 (b)					75	74,813					75	74,813
Goldman Sachs Capital II, 5.79% (b)(g)		725	615,344		—	—		1,925	1,633,844		2,650	2,249,188
JPMorgan Chase & Co., 7.90% (b)(g)		490	525,099		3,000	3,214,890		8,915	9,553,581		12,405	13,293,570
Lehman Brothers Holdings Capital Trust VII, 5.86% (b)(d)(e)(g)		360	36		—	—		1,270	127		1,630	163

			1,614,841		—	7,672,084			11,187,552			20,474,477

Insurance - 0.4%
Chubb Corp., 6.38%, 3/29/67 (b)		775	763,375		975	960,375		5,000	4,925,000		6,750	6,648,750
Lincoln National Corp., 6.05%, 4/20/67 (b)		—	—		—	—		3,075	2,682,938		3,075	2,682,938
The Travelers Cos., Inc., 6.25%, 3/15/37 (b)		—	—		1,000	960,000		4,000	3,840,000		5,000	4,800,000

			763,375			1,920,375			11,447,938			14,131,688

Total Capital Trusts - 1.0%			2,378,216			13,920,238			22,635,490			38,933,944

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Preferred Stocks		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Diversified Telecommunication Services - 0.0%
Centaur Funding Corp. (a)	USD	—	$—	USD	—	$—	USD	205	$223,322	USD	205	$223,322

Total Preferred Securities - 1.0%			2,378,216			13,920,238			22,858,812			39,157,266

Project Loans - 0.0%
Federal Housing Authority, USGI Project,
Series 56, 7.46%, 1/01/23		—	—		96	94,737		—	—		96	94,737
USGI, Series 87, 7.43%, 12/01/22		70	68,915		—	—		—	—		70	68,915

			68,915			94,737			—			163,652

Taxable Municipal Bonds
Belvoir Land LLC, Series A-1, 5.27%, 12/15/47 (a)		—	—		—	—		1,600	1349472		1,600	1,349,472
Belvoir Land LLC, Class A-2, 5.40%, 12/15/47 (a)		1,175	958,882		—	—		—	—		1,175	958,882
The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		750	841,080		—	—		3,340	3,745,610		4,090	4,586,690
Chicago O’Hare International Airport RB, 6.40%, 1/1/1940		350	373,453		650	693,557		1,000	1,067,010		2,000	2,134,020
Irwin Land LLC RB, Series A-2, 5.30%, 12/15/35 (a)		—	—		—	—		3,415	2,954,180		3,415	2,954,180
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,075	1,352,092		—	—		4,790	6,024,670		5,865	7,376,762
New York State Dormitory Authority RB, Series F, 5.63%, 3/15/39		825	866,118		1,750	1,837,220		3,850	4,041,884		6,425	6,745,222
Ohana Military Communities LLC, 6.19%, 4/01/49 (a)		750	750,577		—	—		—	—		750	750,577
Port Authority of New York & New Jersey RB, 6.04%, 12/01/29		625	702,850		1,190	1,338,226		2,845	3,199,373		4,660	5,240,449
State of California GO:
5.45%, 4/01/15		3,950	4,232,583		7,625	8,170,493		18,050	19,341,297		29,625	31,744,373
7.50%, 4/01/34		510	561,826		980	1,079,588		2,060	2,269,337		3,550	3,910,751
7.30%, 10/01/39		1,435	1,521,545		4,660	4,941,045		6,515	6,907,920		12,610	13,370,510
7.35%, 11/01/39		510	543,951		970	1,034,573		2,050	2,186,468		3,530	3,764,992
State of Wisconsin RB (AGM Insured), Series A, 4.80%, 5/01/13		—	—		1,910	2,064,901					1,910	2,064,901
University of California RB, 5.95%, 5/15/45		585	594,963		1,185	1,205,181		2,730	2,776,492		4,500	4,576,636
Yale University, 2.90%, 10/15/14		—	—		4,204	4,450,623					4,204	4,450,623

Total Taxable Municipal Bonds - 2.4%			13,299,920			26,815,407			55,863,713			95,979,040

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
U.S. Government Sponsored Agency Securities		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Agency Obligations - 2.9%
Fannie Mae:
5.25%, 8/01/12 (h)(i)	USD	3,275	$3,533,044	USD	3,225	$3,479,104	USD	14,600	$15,750,363	USD	21,100	$22,762,511
4.63%, 5/01/13 I (h)(i)		2,550	2,762,040		2,065	2,236,711		11,815	12,797,453		16,430	17,796,204
6.63%, 11/15/30		—	—		1,500	2,063,625		—	—		1,500	2,063,625
Federal Farm Credit Bank, 2.63%, 4/17/14		—	—		14,000	14,756,504		—	—		14,000	14,756,504
Federal Home Loan Bank, 5.63%, 6/13/16		—	—		4,550	5,079,820		—	—		4,550	5,079,820
Freddie Mac, 5.00%, 2/16/17											—	—
5.00%, 2/16/17 - 6/15/23		570	669,397		1,623	1,822,038		2,390	2,806,771		4,583	5,298,206
5.50%, 8/23/17 - 7/15/27		—	—		4,951	5,687,460		—	—		4,951	5,687,460
Resolution Funding Corp. Interest Strip:
2.53%, 7/15/18 (j)		1,725	1,417,969		—	—		2,850	2,342,731		4,575	3,760,700
2.59%, 10/15/18 (j)		1,725	1,402,397		—	—		2,850	2,317,004		4,575	3,719,401
Small Business Administration,
Series 2001-P10B, Class 1, 6.34%, 08/01/11		—	—		68	70,394		—	—		68	70,394
Small Business Administration Participation Certificates:
Series 1992-20H, 7.40%, 8/01/12		—	—		117	121,011		7	7261		124	128,272
Series 1996-20B, Class 1, 6.38%, 02/01/16		660	705,011		—	—		—	—		660	705,011
Series 1996-20J, 7.20%, 10/01/16		—	—		—	—		301	323,000		301	323,000
Series 1996-20H, 7.25%, 8/01/16		—	—		513	557,362		—	—		513	557,362
Series 1996-20K, 6.95%, 11/01/16		993	1,059,707		—	—		—	—		993	1,059,707
Series 1997-20B, Class 1, 7.10%, 02/01/17		652	707,839		—	—		300	325,519		952	1,033,358
Series 1997-20F, Class 1, 7.20%, 06/01/17		202	222,807		—	—		—	—		202	222,807
Series 1997-20G, Class 1, 6.85%, 07/01/17		1,541	1,695,203		—	—		—	—		1,541	1,695,203
Tennessee Valley Authority, 5.25%, 9/15/39		2,630	3,052,465		5,425	6,296,434		16,910	19,626,304		24,965	28,975,203

			17,227,879			42,170,463			56,296,406			115,694,748

Collateralized Mortgage Obligations - 1.8%
Fannie Mae:
Series 2005-97, Class HM, 5.00%, 01/25/26		—	—		512	513,319					512	513,319
Series 2005-118, Class MC, 6.00%, 01/25/32		—	—		1,095	1,105,900					1,095	1,105,900
Series 2002-T6, Class A1, 3.31%, 02/25/32		—	—		992	1,017,203					992	1,017,203
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		7,525	8,484,723		—	—		11,515	12,983,599		19,040	21,468,322
Series 2005-109, Class PV, 6.00%, 10/25/32		—	—		7,744	8,469,689					7,744	8,469,689
Series 2005-118, Class WA, 6.00%, 10/25/33		—	—		1,135	1,146,454					1,135	1,146,454
Series 2004-88, Class HA, 6.50%, 07/25/34		—	—		—	—		3,270	3,536,551		3,270	3,536,551
Series 2005-48, Class AR, 5.50%, 02/25/35		2,969	3,307,362		—	—		—	—		2,969	3,307,362

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
U.S. Government Sponsored Agency Securities (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2005-29, Class AT, 4.50%, 04/25/35	USD	—	$—	USD	994	$1,067,190				USD	994	$1,067,190
Series 2005-29, Class WB, 4.75%, 04/25/35		—	—		3,365	3,639,942					3,365	3,639,942
Series 2005-62, Class CQ, 4.75%, 07/25/35		—	—		4,429	4,794,188					4,429	4,794,188
Freddie Mac:
Series 3215, Class EP, 5.38%, 9/15/11		—	—		—	—	USD	3,761	$3,860,472		3,761	3,860,472
Series 2594, Class TV, 5.50%, 3/15/14		—	—		—	—		3,259	3,527,702		3,259	3,527,702
Series 2825, Class VP, 5.50%, 06/15/15		2,195	2,397,711		—	—		—	—		2,195	2,397,711
Series 1591, Class PK, 6.35%, 10/15/23		—	—		—	—		3,222	3,510,791		3,222	3,510,791
Series 3207, Class NB, 6.00%, 11/15/30					2,231	2,254,730					2,231	2,254,730
Series 2864, Class NA, 5.50%, 1/15/31		—	—		—	—		6,276	6,643,207		6,276	6,643,207
Series 2996, Class MK, 5.50%, 6/15/35		—	—		—	—		88	97,776		88	97,776

			14,189,796			24,008,615			34,160,098			72,358,509

Federal Deposit Insurance Corporation Guaranteed - 2.1%
Citigroup Funding, Inc.:		2,285	2,348,706		4,420	4,543,230		10,475	10,767,043		17,180	17,658,979
2.13%, 7/12/12 (i)
1.88%, 10/22/12 (c)(i)		4,400	4,512,279		9,335	9,573,211		20,200	20,715,464		33,935	34,800,954
General Electric Capital Corp.:
2.00%, 9/28/12 (c)(i)		2,750	2,825,719		5,700	5,856,944		12,800	13,152,435		21,250	21,835,098
2.13%, 12/21/12		1,110	1,145,343		2,255	2,326,801		5,125	5,288,185		8,490	8,760,329

			10,832,047			22,300,186			49,923,127			83,055,360

Interest Only Collateralized Mortgage Obligations - 1.5%
Fannie Mae:
Series 2006-82, Class SI, 6.17%, 9/25/36 (b)		7,759	809,094		—	—		34,818	3,630,724		042,577	— 4,439,818
Series 2009-70, Class SI, 6.19%, 9/25/36 (b)		7,319	855,655		—	—		32,874	3,843,434		40,193	4,699,089
Series 2009-90, Class IA, 5.49%, 3/25/37 (b)		7,637	668,307		—	—		35,695	3,123,506		43,332	3,791,813
Series 2009-42, Class SI, 5.74%, 6/25/39 (b)		6,239	614,602		—	—		28,978	2,854,598		35,217	3,469,200
Series 2010-64, Class AS, 6.24%, 6/25/40 (b)		6,573	761,207		—	—		29,626	3,430,792		36,199	4,191,999
Series 2010-118, Class YB, 6.24%, 10/25/40 (b)		9,200	1,071,723		—	—		41,000	4,776,158		50,200	5,847,881
Ginnie Mae:
Series 2009-106, Class SL, 5.84%, 4/20/36 (b)		5,393	718,360		10,394	1,384,418		25,283	3,367,646		41,070	5,470,424
Series 2006-69, Class SA, 6.54%, 12/20/36 (b)		1,318	148,652		—	—		5,302	598,065		6,620	746,717

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
U.S. Government Sponsored Agency Securities (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (concluded)
Series 2009-16, Class SL, 7.08%, 1/20/37 (b)	USD	3,970	$458,478	USD	—	$—	USD	16,292	$1,881,545	USD	20,262	$2,340,023
Series 2007-9, Class BI, 6.56%, 3/20/37 (b)		3,263	366,904		—	—		13,421	1,509,152		16,684	1,876,056
Series 2009-106, Class SU, 5.94%, 5/20/37 (b)		3,074	322,406		—	—		13,612	1,427,798		16,686	1,750,204
Series 2007-27, Class S, 6.24%, 5/20/37 (b)		2,449	257,823		—	—		9,948	1,047,405		12,397	1,305,228
Series 2007-36, Class SA, 6.21%, 6/20/37 (b)		1,708	197,395		—	—		6,944	802,452		8,652	999,847
Series 2009-33, Class SK, 6.14%, 5/20/39 (b)		7,134	683,003		—	—		28,468	2,725,690		35,602	3,408,693
Series 2009-66, Class US, 5.74%, 8/16/39 (b)		4,512	403,160		—	—		20,090	1,794,889		24,602	2,198,049
Series 2009-93, Class SN, 5.79%, 10/16/39 (b)		2,576	225,305		—	—		11,751	1,027,609		14,327	1,252,914
Series 2009-93, Class SM, 5.79%, 10/16/39 (b)		1,822	159,361		—	—		8,232	719,873		10,054	879,234
Series 2009-88, Class SK, 5.99%, 10/16/39 (b)		3,248	344,596		—	—		14,441	1,532,351		17,689	1,876,947
Series 2009-92, Class SL, 6.04%, 10/16/39 (b)		4,654	485,794		—	—		21,532	2,247,705		26,186	2,733,499
Series 2009-110, Class CS, 6.13%, 11/16/39 (b)		3,422	335,015		—	—		14,458	1,415,267		17,880	1,750,282
Series 2009-106, Class KS, 6.14%, 11/20/39 (b)		7,342	744,748		—	—		34,216	3,470,808		41,558	4,215,556

			10,631,588			1,384,418			47,227,467			59,243,473

Mortgage-Backed Securities - 68.2%
Fannie Mae Mortgage-Backed Securities:
7.00%, 12/01/10 - 6/01/32		4	4,630		—	—		536	574,451		540	579,081
5.50%, 6/01/11 - 10/01/40 (c)(k)		69,115	73,776,696		32,400	34,494,250		400,395	426,874,437		501,910	535,145,383
6.00%, 9/01/11 - 10/01/40 (k)		87,166	93,831,921		38,247	41,273,585		300,862	324,082,465		426,275	459,187,971
4.50%, 12/01/20 - 10/01/40 (c)(k)		49,400	51,405,250		37,800	39,359,250		251,795	262,510,603		338,995	353,275,103
4.00%, 2/01/25 - 10/01/40 (k)		48,993	50,545,980		65,428	67,617,421		287,362	297,235,140		401,783	415,398,541
5.00%, 10/01/25 - 10/01/40 (c)(k)		68,566	72,592,216		65,047	69,001,750		294,776	312,108,076		428,389	453,702,042
3.64%, 1/01/31 (b)		—	—		—	—		1,431	1,500,924		1,431	1,500,924
2.93%, 12/01/34 (b)		2,304	2,416,586		—	—		—	—		2,304	2,416,586
4.83%, 8/01/38 (b)		2,886	3,056,467		—	—		—	—		2,886	3,056,467
5.07%, 8/01/38 (b)		—	—		—	—		8,434	8,965,013		8,434	8,965,013
5.14%, 8/01/38 (b)		—	—		—	—		9,063	9,651,422		9,063	9,651,422
3.50%, 10/01/40 (k)		4,900	4,935,219		—	—		22,500	22,661,719		27,400	27,596,938
6.50%, 10/01/40 (k)		7,100	7,741,219		—	—		30,500	33,254,531		37,600	40,995,750
Freddie Mac Mortgage-Backed Securities:
5.50%, 3/01/11 - 10/01/40 (k)		404	434,158		2,700	2,862,843		6,201	6,643,024		9,305	9,940,025
6.50%, 10/01/10 - 7/01/17		7	7,516		—	—		73	78,055		80	85,571
6.00%, 10/01/11 - 12/01/32 (k)		422	457,896		—	—		7,175	7,783,410		7,597	8,241,306
8.00%, 11/01/22 - 10/01/25		—	—		—	—		8	9,428		8	9,428
4.00%, 1/01/25 - 10/01/25 (k)		44,145	46,175,496		44,824	46,986,639		94,672	99,236,907		183,641	192,399,042
5.00%, 10/01/25 - 10/01/40 (k)		10,374	10,900,212		—	—		43,994	46,227,973		54,368	57,128,185

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
U.S. Government Sponsored Agency Securities (continued)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
Mortgage-Backed Securities (concluded)
3.17%, 10/01/35 (b)	USD	—	$—	USD	—	$—	USD	6,716	$6,967,295	USD	6,716	$6,967,295
5.37%, 11/01/38 (b)		1,492	1,595,943		—	—		—	—		1,492	1,595,943
4.50%, 4/01/40 - 10/01/40 (k)		8,500	8,896,435		32,239	33,635,775		67,646	70,577,602		108,385	113,109,812
Ginnie Mae Mortgage-Backed Securities:
7.00%, 3/15/13		—	—		—	—		37	37,769		37	37,769
9.50%, 9/15/16 - 11/15/16		10	11,204		—	—		—	—		10	11,204
9.00%, 7/15/18		—	—		—	—		1	1,146		1	1,146
7.50%, 11/15/29		—	—		—	—		1	603		1	603
5.50%, 3/15/32		—	—		—	—		20	21,972		20	21,972
5.50%, 11/15/33		20	21,346		—	—		—	—		20	21,346
6.00%, 12/15/36 - 10/01/40 (k)		—	—		100	108,250		538	587,121		638	695,371
5.00%, 10/01/40 (k)		2,700	2,866,212		—	—		11,200	11,889,472		13,900	14,755,684
6.50%, 10/01/40 (k)		2,800	3,078,250		—	—		11,100	12,203,063		13,900	15,281,313

			434,750,852			335,339,763			1,961,683,621			2,731,774,236

Principal Only Collateralized Mortgage Obligations - 0.0%
Fannie Mae, Series 1989-16, Class B, 0.54%, 3/25/19 (j)		—	—		41	39,083		—	—		41	39,083

Total U.S. Government Sponsored Agency Securities - 76.4%			487,632,162			425,242,528			2,149,290,719			3,062,165,409

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.13%, 5/15/21 - 8/15/21 (c)(i)		6,885	10,403,914		15,855	23,957,174		30,590	46,221,794		53,330	80,582,882
8.00%, 11/15/21 (c)(h)(i)		4,360	6,576,105		8,440	12,729,892		29,490	44,479,207		42,290	63,785,204
7.25%, 8/15/22		2,025	2,935,934		4,110	5,958,859		9,455	13,708,275		15,590	22,603,068
3.50%, 2/15/39 (f)(i)		—	—		—	—		7,490	7,246,575		7,490	7,246,575
4.25%, 5/15/39 (i)		4,290	4,716,319		—	—		12,625	13,879,609		16,915	18,595,928
4.38%, 5/15/40 (h)(i)		3,375	3,790,564		28,080	31,537,490		29,300	32,907,709		60,755	68,235,763
3.88%, 8/15/40		6,715	6,941,631		8,480	8,766,200		26,360	27,249,650		41,555	42,957,481
U.S. Treasury Notes:
0.88%, 2/29/12 (i)		25,430	25,623,777		28,000	28,213,360		76,110	76,689,958		129,540	130,527,095
1.00%, 3/31/12		—	—		—	—		8,159	8,239,611		8,159	8,239,611

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
U.S. Treasury Obligations (concluded)		Par (000)	Value		Par (000)	Value		Par (000)	Value		Par (000)	Value
U.S. Treasury Bonds (concluded)
0.38%, 8/31/12 - 9/30/12 (i)(k)	USD	3,795	$3,792,184	USD	58,680	$58,630,026	USD	48,900	$48,863,716	USD	111,375	$111,285,926
1.25%, 9/30/15 (i)		63,990	63,890,048		84,635	84,502,800		265,345	264,930,531		413,970	413,323,379
2.63%, 8/15/20 (i)		17,477	17,640,847		182,775	184,488,516		119,485	120,605,172		319,737	322,734,535

Total U.S. Treasury Obligations - 32.2%			146,311,323			438,784,317			705,021,807			1,290,117,447

Total Long-Term Investments (Cost - $6,375,048,789) - 161.4%			911,328,554			1,490,749,618			4,062,621,394			6,464,699,566

Short-Term Securities		Shares			Shares			Shares			Shares
Money Market Funds - 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (l)(m)		785,936	785,936		—	—		24,142,136	24,142,136		24,928,072	24,928,072

Total Short-Term Securities (Cost - $24,928,072) - 0.6%			785,936			—			24,142,136			24,928,072

Options Purchased		Contracts			Contracts			Contracts			Contracts
Exchange-Traded Call Options Purchased
U.S. Treasury Notes (5 Year), Strike Price USD 121, Expires 11/26/10		29	18,352		58	36,703		121	76,570		208	131,625

Exchange-Traded Put Options Purchased
U.S. Treasury Notes (5 Year), Strike Price USD 117, Expires 11/26/10		29	1,133		58	2,266		121	4,727		208	8,126

Over-the-Counter Call Swaptions Purchased		Notional Amount (000)			Notional Amount (000)			Notional Amount (000)			Notional Amount (000)
Receive a fixed rate of 3.000% and pay a floating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG		6,500	259,731		13,300	531,450		30,300	1,210,747		50,100	2,001,928
Receive a fixed rate of 3.650% and pay a floating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		8,100	675,762		24,700	2,060,655		52,900	4,413,306		85,700	7,149,723

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Over-the-Counter Call Swaptions Purchased (concluded)		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value
Receive a fixed rate of 3.703% and pay afloating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International	USD	6,300	$461,557	USD	12,800	$937,767	USD	26,500	$1,941,470	USD	45,600	$3,340,794
Receive a fixed rate of 3.805% and pay afloating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		1,900	133,360		3,900	273,739		9,000	631,707		14,800	1,038,806
Receive a fixed rate of 3.855% and pay afloating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		15,300	1,510,609		44,200	4,363,982		92,300	9,113,021		151,800	14,987,612
Receive a fixed rate of 3.885% and pay afloating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		5,600	475,703		11,300	959,900		23,600	2,004,747		40,500	3,440,350
Receive a fixed rate of 3.925% and pay afloating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		6,300	549,495		12,700	1,107,712		26,600	2,320,090		45,600	3,977,297
Receive a fixed rate of 4.000% and pay afloating rate based on 3-month LIBOR, Expires 5/16/11, Broker, BNP Paribas		—	—		16,500	1,826,547					16,500	1,826,547
Receive a fixed rate of 4.005% and pay afloating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA		—	—		—	—		34,600	3,844,288		34,600	3,844,288
Receive a fixed rate of 4.215% and pay afloating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		8,000	1,034,934		—	—		—	—		8,000	1,034,934
Receive a fixed rate of 4.388% and pay afloating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		3,400	412,233		6,400	775,968		13,600	1,648,932		23,400	2,837,133
Receive a fixed rate of 5.200% and pay afloating rate based on 3-month LIBOR,
Expires 4/28/15, Broker, Citibank, N.A.		13,400	1,808,031		25,300	3,413,670		53,800	7,259,108		92,500	12,480,809
Receive a fixed rate of 5.210% and pay afloating rate based on 3-month LIBOR, Expires 3/03/11, Broker, Goldman Sachs Bank USA		—	—		9,500	2,108,111		—	—		9,500	2,108,111

Total Over-the-Counter Call Swaptions Purchased			7,321,415			18,359,501			34,387,416			60,068,332

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Over-the-Counter Put Swaptions Purchased		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value
Pay a fixed rate of 2.015% and receive afloating rate based on 3-month LIBOR, Expires 11/10/10, Broker, Bank of America, N.A.	USD	7,700	$2,832	USD	15,500	$5,701	USD	32,500	$11,954	USD	55,700	$20,487
Pay a fixed rate of 3.000% and receive afloating rate based on 3-month LIBOR, Expires 9/02/11, Broker, UBS AG		6,500	214,668		13,300	439,244		30,300	1,000,684		50,100	1,654,596
Pay a fixed rate of 3.703% and receive afloating rate based on 3-month LIBOR, Expires 8/03/12, Broker, Credit Suisse International		6,300	216,599		12,800	440,073		26,500	911,089		45,600	1,567,761
Pay a fixed rate of 3.805% and receive afloating rate based on 3-month LIBOR, Expires 9/17/13, Broker, Citibank, N.A.		1,900	99,268		3,900	203,761		9,000	470,218		14,800	773,247
Pay a fixed rate of 3.855% and receive afloating rate based on 3-month LIBOR, Expires 5/19/11, Broker, JPMorgan Chase Bank, N.A.		15,300	90,700		44,200	262,022		92,300	547,164		151,800	899,886
Pay a fixed rate of 3.885% and receive afloating rate based on 3-month LIBOR, Expires 7/09/12, Broker, Goldman Sachs Bank USA		5,600	157,529		11,300	317,871		23,600	663,873		40,500	1,139,273
Pay a fixed rate of 3.925% and receive afloating rate based on 3-month LIBOR, Expires 7/16/12, Broker, Goldman Sachs Bank USA		6,300	173,672		12,700	350,101		26,600	733,283		45,600	1,257,056
Pay a fixed rate of 4.000% and receive afloating rate based on 3-month LIBOR, Expires 5/16/11, Broker, BNP Paribas		—	—		16,500	74,074		—	—		16,500	74,074
Pay a fixed rate of 4.005% and receive afloating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Goldman Sachs Bank USA		—	—		—	—		34,600	154,011		34,600	154,011
Pay a fixed rate of 4.020% and receive afloating rate based on 3-month LIBOR, Expires 5/05/11, Broker, Credit Suisse International		13,100	51,371		24,700	96,861		52,900	207,446		90,700	355,678
Pay a fixed rate of 4.215% and receive afloating rate based on 3-month LIBOR, Expires 4/29/11, Broker, Credit Suisse International		8,000	20,745		—	—		—	—		8,000	20,745
Pay a fixed rate of 4.388% and receive afloating rate based on 3-month LIBOR, Expires 5/08/12, Broker, Citibank, N.A.		3,400	53,062		6,400	99,882		13,600	212,250		23,400	365,194
Pay a fixed rate of 5.200% and receive afloating rate based on 3-month LIBOR, Expires 4/28/15, Broker, Citibank, N.A.		13,400	472,860		25,300	892,789		53,800	1,898,499		92,500	3,264,148
Pay a fixed rate of 5.210% and receive afloating rate based on 3-month LIBOR, Expires 3/03/11, Broker, Goldman Sachs Bank USA					9,500	1,096					9,500	1,096

Total Over-the-Counter Put Swaptions Purchased			1,553,306			3,183,475			6,810,471			11,547,252

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Over-the-Counter Put Swaptions Purchased		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value
Total Options Purchased (Cost - $58,329,237) - 1.8%	USD		$8,894,206	USD		$21,581,945	USD		$41,279,184	USD		$71,755,335

Total Investments Before TBA Sale Commitments and Options Written (Cost - $6,458,306,098*) - 163.8%			921,008,696			1,512,331,563			4,128,042,714			6,561,382,973

Total TBA Sale Commitments (k)		Par (000)			Par (000)			Par (000)			Par (000)
Fannie Mae Mortgage-Backed Securities:
4.00%, 10/01/25 - 10/01/40		39,700	(40,920,916)		65,400	(67,448,238)		243,900	(252,140,862)		349,000	(360,510,016)
4.50%, 10/01/25 - 10/01/40		42,900	(44,652,344)		28,400	(29,571,500)		251,000	(261,451,406)		322,300	(335,675,250)
5.00%, 10/01/25 - 10/01/40		54,784	(57,673,722)		64,947	(68,357,655)		239,113	(251,732,256)		358,844	(377,763,633)
5.50%, 10/01/25 - 10/01/40		39,967	(42,518,931)		28,000	(29,758,750)		289,906	(308,293,058)		357,873	(380,570,739)
6.00%, 10/01/40		42,300	(45,429,625)		38,000	(40,790,020)		111,000	(119,186,250)		191,300	(205,405,895)
Freddie Mac Mortgage-Backed Securities:
6.00%, 7/01/25		—	—		—	—		2,900	(3,150,125)		2,900	(3,150,125)
4.00%, 10/01/25		41,200	(42,944,614)		44,800	(46,648,000)		84,500	(87,985,625)		170,500	(177,578,239)
4.50%, 10/01/40		8,400	(8,736,000)		32,239	(33,528,124)		67,646	(70,351,494)		108,285	(112,615,618)
5.00%, 10/01/40		10,274	(10,790,832)		—	—		43,694	(45,892,664)		53,968	(56,683,496)
5.50%, 10/01/40					2,700	(2,862,843)					2,700	(2,862,843)
Ginnie Mae Mortgage-Backed Securities, 6.00%, 10/01/40		—	—		—	—		500	(541,250)		500	(541,250)

Total TBA Sale Commitments (Proceeds - $2,019,975,711) - (50.3)%			(293,666,984)			(318,965,130)			(1,400,724,990)			(2,013,357,104)

Options Written		Notional Amount (000)			Notional Amount (000)			Notional Amount (000)			Notional Amount (000)
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 2.210% and receive afloating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.		2,600	(7,178)		5,400	(14,908)		12,400	(34,233)		20,400	(56,319)

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Options Written (continued)		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value
Over-the-Counter Call Swaptions Written (continued)
Pay a fixed rate of 2.320% and receive afloating rate based on 3-month LIBOR, Expires 12/03/10, Broker, Citibank, N.A.	USD	3,800	$(18,079)	USD	7,700	$(36,633)	USD	17,600	$(83,733)	USD	29,100	$(138,445)
Pay a fixed rate of 2.720% and receive afloating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Bank of America, N.A.		8,700	(168,394)		17,700	(342,595)		40,400	(781,969)		66,800	(1,292,958)
Pay a fixed rate of 3.075% and receive afloating rate based on 3-month LIBOR, Expires 9/14/11, Broker, Bank of America, N.A.		3,700	(162,524)		7,500	(329,440)		17,400	(764,300)		28,600	(1,256,264)
Pay a fixed rate of 3.230% and receive afloating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	7,300	(482,945)	EUR	14,800	(979,121)	EUR	33,800	(2,236,100)	EUR	55,900	(3,698,166)
Pay a fixed rate of 3.830% and receive afloating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.	USD	3,300	(267,208)	USD	8,400	(680,166)	USD	10,000	(809,722)	USD	21,700	(1,757,096)
Pay a fixed rate of 3.860% and receive afloating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		8,500	(836,817)		16,500	(1,624,409)		—	—		25,000	(2,461,226)
Pay a fixed rate of 3.970% and receive afloating rate based on 3-month LIBOR, Expires 8/11/15, Broker, Bank of America, N.A.		3,800	(165,657)		7,600	(331,314)		16,900	(736,738)		28,300	(1,233,709)
Pay a fixed rate of 4.050% and receive afloating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		4,900	(471,295)		9,500	(913,735)		20,000	(1,923,653)		34,400	(3,308,683)
Pay a fixed rate of 4.060% and receive afloating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		5,100	(589,604)		9,700	(1,121,404)		20,500	(2,369,977)		35,300	(4,080,985)
Pay a fixed rate of 4.060% and receive afloating rate based on 3-month LIBOR, Expires 7/15/13, Broker, Credit Suisse International		3,400	(288,838)		—	—		—	—		3,400	(288,838)
Pay a fixed rate of 4.063% and receive afloating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		9,800	(1,135,603)		18,600	(2,155,328)		39,200	(4,542,411)		67,600	(7,833,342)
Pay a fixed rate of 4.070% and receive afloating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG		—	—		4,700	(402,751)		12,500	(1,071,147)		17,200	(1,473,898)
Pay a fixed rate of 4.140% and receive afloating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		—	—		9,700	(990,991)		43,000	(4,393,052)		52,700	(5,384,043)

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Options Written (continued)		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 4.210% and receive afloating rate based on 3-month LIBOR, Expires 8/06/15, Broker, Goldman Sachs Bank USA	USD	5,100	$(254,583)	USD	10,300	$(514,158)	USD	21,500	$(1,073,242)	USD	36,900	$(1,841,983)
Pay a fixed rate of 4.315% and receive afloating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		1,300	(131,539)		2,200	(222,605)		6,200	(627,341)		9,700	(981,485)
Pay a fixed rate of 4.755% and receive afloating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		4,500	(456,211)		8,600	(871,869)		18,100	(1,834,980)		31,200	(3,163,060)
Pay a fixed rate of 4.840% and receive afloating rate based on 3-month LIBOR, Expires 12/02/14, Broker, JPMorgan Chase Bank, N.A.		—	—		—	—		17,500	(2,044,126)		17,500	(2,044,126)
Pay a fixed rate of 4.890% and receive afloating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		4,300	(514,678)		9,500	(1,137,078)		20,100	(2,405,818)		33,900	(4,057,574)
Pay a fixed rate of 4.895% and receive afloating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		7,100	(1,013,821)		15,500	(2,213,271)		29,200	(4,169,517)		51,800	(7,396,609)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		10,000	(1,445,067)		20,000	(2,890,134)		41,000	(5,924,775)		71,000	(10,259,976)
Pay a fixed rate of 5.000% and receive afloating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		8,800	(1,301,024)		16,700	(2,468,989)		35,400	(5,233,666)		60,900	(9,003,679)
Pay a fixed rate of 5.050% and receive afloating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		14,900	(2,985,633)		22,000	(4,408,317)		—	—		36,900	(7,393,950)

			(12,696,698)			(24,649,216)			(43,060,500)			(80,406,414)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 1.960% and pay a floating rate based on 3-month LIBOR, Expires 11/30/10, Broker, Deutsche Bank AG		—	—		12,800	(17,793)		29,200	(40,591)		42,000	(58,384)
Receive a fixed rate of 2.100% and pay afloating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.		21,400	(5)		41,200	(9)		86,500	(20)		149,100	(34)

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Options Written (continued)		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value
Over-the-Counter Put Swaptions Written (continued)
Receive a fixed rate of 2.315% and pay afloating rate based on 3-month LIBOR, Expires 11/10/10, Broker, Bank of America, N.A.	USD	7,700	$(304)	USD	15,500	$(612)	USD	32,500	$(1,284)	USD	55,700	$(2,200)
Receive a fixed rate of 2.720% and pay afloating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Bank of America, N.A.		8,700	(103,534)		17,700	(210,639)		40,400	(480,780)		66,800	(794,953)
Receive a fixed rate of 3.075% and pay afloating rate based on 3-month LIBOR, Expires 9/14/11, Broker, Bank of America, N.A.		3,700	(115,432)		7,500	(233,984)		17,400	(542,843)		28,600	(892,259)
Receive a fixed rate of 3.210% and pay afloating rate based on 3-month LIBOR, Expires 12/02/10, Broker, Citibank, N.A.		2,600	(5,348)		5,400	(11,108)		12,400	(25,507)		20,400	(41,963)
Receive a fixed rate of 3.230% and pay afloating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	7,300	(452,707)	EUR	14,800	(917,816)	EUR	33,800	(2,096,094)	EUR	55,900	(3,466,617)
Receive a fixed rate of 3.320% and pay afloating rate based on 3-month LIBOR, Expires 12/03/10, Broker, Citibank, N.A.	USD	3,800	(5,206)	USD	7,700	(10,550)	USD	17,600	(24,113)	USD	29,100	(39,869)
Receive a fixed rate of 3.830% and pay afloating rate based on 3-month LIBOR, Expires 7/30/12, Broker, Citibank, N.A.		3,300	(101,153)		8,400	(257,481)		10,000	(306,525)		21,700	(665,159)
Receive a fixed rate of 3.860% and pay afloating rate based on 3-month LIBOR, Expires 6/02/11, Broker, UBS AG		8,500	(55,887)		16,500	(108,486)		—	—		25,000	(164,373)
Receive a fixed rate of 3.970% and pay afloating rate based on 3-month LIBOR, Expires 8/11/15, Broker, Bank of America, N.A.		3,800	(132,960)		7,600	(265,920)		16,900	(591,322)		28,300	(990,202)
Receive a fixed rate of 4.000% and pay afloating rate based on 3-month LIBOR, Expires 8/13/12, Broker, Morgan Stanley Capital Services, Inc.		10,800	(295,096)		21,800	(595,657)		48,200	(1,317,004)		80,800	(2,207,757)
Receive a fixed rate of 4.050% and pay afloating rate based on 3-month LIBOR, Expires 6/18/12, Broker, Deutsche Bank AG		4,900	(114,456)		9,500	(221,904)		20,000	(467,166)		34,400	(803,526)
Receive a fixed rate of 4.060% and pay afloating rate based on 3-month LIBOR, Expires 5/13/11, Broker, BNP Paribas		5,100	(20,185)		9,700	(38,390)		20,500	(81,134)		35,300	(139,709)
Receive a fixed rate of 4.060% and pay afloating rate based on 3-month LIBOR, Expires 7/15/13, Broker, Credit Suisse International		3,400	(142,522)		—	—		—	—		3,400	(142,522)
Receive a fixed rate of 4.063% and pay afloating rate based on 3-month LIBOR, Expires 5/12/11, Broker, Royal Bank of Scotland Plc		9,800	(38,269)		18,600	(72,634)		39,200	(153,077)		67,600	(263,980)

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

		BlackRock Managed Income Portfolio			BlackRock Bond Portfolio			BlackRock Total Return Portfolio II			BlackRock Total Return Portfolio II Pro Forma Combined
Options Written (continued)		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value		Notional Amount (000)	Value
Over-the Counter Put Swaptions Written (continued)
Receive a fixed rate of 4.070% and pay afloating rate based on 3-month LIBOR, Expires 7/08/13, Broker, Deutsche Bank AG	USD	—	$—	USD	4,700	$(194,356)	USD	12,500	$(516,903)	USD	17,200	$(711,259)
Receive a fixed rate of 4.140% and pay afloating rate based on 3-month LIBOR, Expires 6/15/12, Broker, Deutsche Bank AG		—	—		9,700	(208,613)		43,000	(924,779)		52,700	(1,133,392)
Receive a fixed rate of 4.210% and pay afloating rate based on 3-month LIBOR, Expires 8/06/15, Broker, Goldman Sachs Bank USA		5,100	(158,680)		10,300	(320,472)		21,500	(668,946)		36,900	(1,148,098)
Receive a fixed rate of 4.315% and pay afloating rate based on 3-month LIBOR, Expires 5/28/13, Broker, Royal Bank of Scotland Plc		1,300	(43,661)		2,200	(73,888)		6,200	(208,231)		9,700	(325,780)
Receive a fixed rate of 4.468% and pay afloating rate based on 3-month LIBOR, Expires 8/05/15, Broker, JPMorgan Chase Bank, N.A.		10,500	(288,397)		21,200	(582,288)		44,500	(1,222,255)		76,200	(2,092,940)
Receive a fixed rate of 4.755% and pay afloating rate based on 3-month LIBOR, Expires 5/30/17, Broker, JPMorgan Chase Bank, N.A.		4,500	(241,652)		8,600	(461,824)		18,100	(971,978)		31,200	(1,675,454)
Receive a fixed rate of 4.840% and pay afloating rate based on 3-month LIBOR, Expires 12/02/14, Broker, JPMorgan Chase Bank, N.A.		—	—		—	—		17,500	(686,028)		17,500	(686,028)
Receive a fixed rate of 4.890% and pay afloating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		4,300	(164,232)		9,500	(362,838)		20,100	(767,689)		33,900	(1,294,759)
Receive a fixed rate of 4.895% and pay afloating rate based on 3-month LIBOR, Expires 3/04/13, Broker, Deutsche Bank AG		7,100	(142,612)		15,500	(311,337)		29,200	(586,518)		51,800	(1,040,467)
Receive a fixed rate of 4.920% and pay afloating rate based on 3-month LIBOR, Expires 3/05/13, Broker, Deutsche Bank AG		10,000	(197,826)		20,000	(395,652)		41,000	(811,087)		71,000	(1,404,565)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker, JPMorgan Chase Bank, N.A.		8,800	(178,464)		16,700	(338,675)		35,400	(717,910)		60,900	(1,235,049)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 5/16/11, Broker, Citibank, N.A.		14,900	(10,853)		22,000	(16,024)		—	—		36,900	(26,877)

			(3,009,441)			(6,228,950)			(14,209,784)			(23,448,175)

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(Percentages shown are based on Combined Net Assets)

	BlackRock Managed Income Portfolio		BlackRock Bond Portfolio		BlackRock Total Return Portfolio II		BlackRock Total Return Portfolio II Pro Forma Combined
Options Written (concluded)	Notional Amount (000)	Value	Notional Amount (000)	Value	Notional Amount (000)	Value	Notional Amount (000)	Value
Total Options Written (Premiums Received - $83,643,203) - (2.6)%		$(15,706,139)		$(30,878,166)		$(57,270,284)		(103,854,589)

Total Investments Net of TBA Sale Commitments and Options Written - 110.9%		611,635,573		1,162,488,267		2,670,047,440		4,444,171,280
Other Assets Less Liabilities (Liabilities in Excess of Other Assets) - (10.9)%		(111,294,193)		17,717,578		(338,603,282)		(438,292,831	)(n)

Net Assets - 100.0%		$500,341,380		$1,180,205,845		$2,331,444,158		$4,005,878,449

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost. . .	$6,465,235,078

Gross unrealized appreciation. . .	$187,933,825
Gross unrealized depreciation . . .	(91,785,930)

Net unrealized appreciation . . .	$96,147,895

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security, or a portion thereof, has been pledged as collateral for swap contracts.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	All or a portion of security pledged as collateral in connection with open financial futures contracts.
(i)	All or a portion of security pledged as collateral for reverse repurchase agreements.
(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

(k)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(34,332,812)	$37,281
BNP Paribas	$(99,987,305)	$106,452
Citibank, N.A.	$183,496,215	$30,978
Credit Suisse International	$(67,706,497)	$(193,636)
Deutsche Bank AG	$(2,515,858)	$66,211
First Union Capital Markets	$(46,648,000)	$56,000
Goldman Sachs Bank USA	$(261,386,488)	$3,240,709
JPMorgan Chase Bank, N.A.	$87,775,952	$365,976
Morgan Stanley Capital Services, Inc.	$(157,068,148)	$646,911
Nomura Securities International, Inc.	$31,208,187	$206,407
RBC Dain Rauscher, Inc.	$3,635,781	$(352)
Royal Bank of Scotland Plc	$112,218,609	$472,942
UBS AG	$(18,208,504)	$122,886
Wachovia Investors	$106,063	$94
Wells Fargo & Co.	$(82,906,052)	$128,994
(l)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Combined Affiliate	Shares Held at September 30, 2009	Net Activity	Shares Held at September 30, 2010	Realized Gain	Income
BlackRock Liquidity Funds, TempFund
Institutional Class	25,213,008	(284,936)	24,928,072	$58	$46,125
(m)	Represents the current yield as of report date.
(n)	Reflects the distribution of undistributed net investment income of $5,907,362, of which $1,532,354 was attributable to BlackRock Managed Income Portfolio and $4,375,008 was attributable to BlackRock Bond Portfolio. Also reflects estimated reorganization costs of $205,572, of which $88,667 was attributable to BlackRock Total Return Portfolio II and $116,905 was attributable to BlackRock Managed Income Portfolio, respectively.
(o)	All or a portion of security has been pledged as collateral in connection with Term Asset-Backed Securities Loan Facility (“TALF”) Program.
•	Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Credit Suisse International	0.23%	3/11/2010	10/1/2010	$3,049,722	$3,045,733
Credit Suisse International	0.19%	3/11/2010	Open	$3,196,035	$3,192,597
Bank of America, N.A.	0.16%	3/12/2010	Open	$2,778,817	$2,776,313
Credit Suisse International	0.19%	3/16/2010	Open	$2,346,061	$2,343,600
Credit Suisse International	0.15%	3/16/2010	Open	$5,867,524	$5,862,663
Barclays Bank Plc	0.16%	4/8/2010	Open	$77,834,454	$77,805,000
Barclays Bank Plc	0.26%	5/17/2010	Open	$2,718,312	$2,715,625
Credit Suisse International	0.28%	8/13/2010	Open	$4,608,143	$4,606,387
Barclays Bank Plc	0.27%	8/24/2010	Open	$2,288,508	$2,287,856
Barclays Bank Plc	0.27%	8/24/2010	Open	$4,340,737	$4,339,500
JP Morgan Chase Bank, N.A.	0.20%	9/9/2010	Open	$3,587,138	$3,586,700
Credit Suisse International	0.05%	9/15/2010	Open	$46,942,293	$46,941,250
Barclays Bank Plc	0.24%	9/17/2010	Open	$77,422,225	$77,415,000
Barclays Bank Plc	0.17%	9/22/2010	Open	$50,314,638	$50,312,500
Barclays Bank Plc	0.20%	9/23/2010	Open	$60,042,525	$60,039,856
Barclays Bank Plc	0.19%	9/23/2010	10/1/2010	$7,087,801	$7,087,500
Barclays Bank, Plc	0.24%	9/29/2010	Open	$16,120,215	$16,120,000
Barclays Bank Plc	0.19%	9/30/2010	10/1/2010	$191,362,918	$191,361,908
Credit Suisse International	0.28%	9/30/2010	Open	$195,756,522	$195,755,000
Bank of America, N.A.	0.30%	9/30/2010	10/1/2010	$3,030,025	$3,030,000

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
JP Morgan Chase Bank, N.A.	0.38%	9/30/2010	10/1/2010	$92,768,479	$92,767,500
JP Morgan Chase Bank, N.A.	0.23%	9/30/2010	10/15/2010	$1,997,691	$1,997,500

Total					$855,389,988

Foreign currency exchange contracts as of September 30, 2010 were as follows:

BlackRock Total Return Portfolio II Pro Forma Combined
Currency Purchased		Currency Sold		Counterparty	Unrealized Settlement Date	Unrealized Appreciation (Depreciation)
CHF	76,578,335	EUR	58,715,000	Citibank, N.A.	10/14/2010	$(2,094,502)
CHF	19,013,293	EUR	14,345,000	Goldman Sachs Bank USA	10/14/2010	$(202,311)
CHF	18,445,447	EUR	14,345,000	Royal Bank of Scotland Plc	10/14/2010	$(780,262)
EUR	14,345,000	CHF	18,445,949	Goldman Sachs Bank USA	10/14/2010	$779,751
EUR	58,715,000	CHF	77,078,997	Goldman Sachs Bank USA	10/14/2010	$1,584,935
EUR	14,345,000	CHF	18,728,258	Royal Bank of Scotland Plc	10/14/2010	$492,418
EUR	28,795,000	USD	37,627,636	Citibank, N.A.	10/14/2010	$1,623,240
EUR	31,410,000	USD	40,103,973	Goldman Sachs Bank USA	10/14/2010	$2,711,447
EUR	28,795,000	USD	37,567,398	Royal Bank of Scotland Plc	10/14/2010	$1,683,478
JPY	2,507,644,781	USD	29,955,000	BNP Paribas	10/14/2010	$87,564
JPY	3,139,394,522	USD	37,195,000	BNP Paribas	10/14/2010	$416,172
JPY	2,111,089,499	USD	24,840,000	BNP Paribas	10/14/2010	$451,677
JPY	318,225,380	USD	3,740,000	Citibank, N.A.	10/14/2010	$72,464
JPY	3,223,770,600	USD	38,440,000	Credit Agricole SA	10/14/2010	$182,030
JPY	2,125,047,825	USD	24,975,000	Citibank, N.A.	10/14/2010	$483,903
JPY	3,224,617,164	USD	38,460,000	Morgan Stanley Capital Services, Inc.	10/14/2010	$172,173
JPY	35,180,460	USD	420,000	Royal Bank of Scotland Plc	10/14/2010	$1,475
JPY	1,840,060,400	USD	21,455,000	Royal Bank of Scotland Plc	10/14/2010	$544,642
USD	23,440,000	JPY	1,965,279,920	BNP Paribas	10/14/2010	$(104,821)
JPY	656,528,990	USD	7,670,000	Royal Bank of Scotland Plc	10/14/2010	$195,474
JPY	310,948,290	USD	3,720,000	BNP Paribas	10/14/2010	$5,282
USD	37,580,101	EUR	28,795,000	Citibank, N.A.	10/14/2010	$(1,670,774)
USD	26,788,868	EUR	20,685,000	Citibank, N.A.	10/14/2010	$(1,407,151)
USD	12,005,272	EUR	9,355,000	Goldman Sachs Bank USA	10/14/2010	$(746,662)
USD	30,859,079	EUR	23,820,000	Citibank, N.A.	10/14/2010	$(1,610,304)
USD	8,155,372	EUR	6,355,000	Goldman Sachs Bank USA	10/14/2010	$(507,220)
USD	19,225,000	EUR	1,619,677,411	BNP Paribas	10/14/2010	$(179,368)
USD	11,640,000	JPY	983,358,840	Citibank, N.A.	10/14/2010	$(141,023)
USD	15,295,000	JPY	1,282,378,685	BNP Paribas	10/14/2010	$(68,398)
USD	7,595,000	JPY	641,633,195	Citibank, N.A.	10/14/2010	$(92,016)
USD	38,460,000	JPY	3,238,293,540	Deutsche Bank AG	10/14/2010	$(336,021)
USD	38,735,000	JPY	3,243,068,507	Deutsche Bank AG	10/14/2010	$(118,226)
USD	19,235,000	JPY	1,623,087,770	Goldman Sachs Bank USA	10/14/2010	$(210,225)
USD	19,100,000	JPY	1,612,230,950	Royal Bank of Scotland Plc	10/14/2010	$(215,156)
USD	38,190,000	JPY	3,219,819,903	UBS AG	10/14/2010	$(384,699)
USD	2,320,944	JPY	1,825,000	Citibank, N.A.	11/17/2010	(166,053)

						$452,933

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

Financial futures contracts purchased as of September 30, 2010 were as follows:

BlackRock Total Return Portfolio II Pro Forma Combined
Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
499	U.S. Treasury Notes (5 Year)	Chicago Board Options	December 2010	$60,312,727	$7,883
5,561	U.S. Treasury Notes (10 Year)	Chicago Board Options	December 2010	$437,004,516	$(489,991)
464	U.S. Treasury Bonds (30 Year)	Chicago Board Options	December 2010	$48,406,187	$271,728
143	Euro-Bund	Eurex	December 2010	$14,333,779	$(123,903)

Total					$(334,283)

Financial futures contracts sold as of September 30, 2010 were as follows:

BlackRock Total Return Portfolio II Pro Forma Combined
Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
1,459	U.S. Treasury Notes (2 Year)	Chicago Board Options	December 2010	$320,227,704	$(32,064)
308	U.S. Treasury Bonds (30 Year)	Chicago Board Options	December 2010	$41,185,375	$(148,712)
361	U.S. Treasury Notes (5 Year)	Chicago Board Options	December 2010	$43,633,055	$(2,035)
679	Ultra Treasury Bonds	Chicago Board Options	December 2010	$95,929,968	$157,396
191	Euro Dollar Futures	Chicago Mercantile	December 2010	$47,578,100	$(25,805)
403	Euro Dollar Futures	Chicago Mercantile	March 2011	$100,336,925	$(73,061)
345	Euro Dollar Futures	Chicago Mercantile	June 2011	$85,831,688	$(87,893)
341	Euro Dollar Futures	Chicago Mercantile	September 2011	$84,755,550	$(247,284)
1,044	Euro Dollar Futures	Chicago Mercantile	December 2011	$259,173,000	$(892,200)
259	Euro Dollar Futures	Chicago Mercantile	March 2012	$64,209,337	$(106,486)
171	Euro Dollar Futures	Chicago Mercantile	June 2012	$42,328,912	$(83,034)
139	Euro Dollar Futures	Chicago Mercantile	September 2012	$34,355,587	$(72,540)
127	Euro Dollar Futures	Chicago Mercantile	December 2012	$31,334,075	$(74,986)
126	Euro Dollar Futures	Chicago Mercantile	March 2013	$31,035,375	$(74,052)
74	Euro Dollar Futures	Chicago Mercantile	June 2013	$18,191,975	$(42,422)
24	Euro Dollar Futures	Chicago Mercantile	September 2013	$5,888,700	$(6,310)

Total					$(1,811,488)

Interest rate swaps outstanding as of September 30, 2010 were as follows:

BlackRock Total Return Portfolio II Pro Forma Combined
Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
1.12%(a)	3-month LIBOR	BNP Paribas	January 2012	$38,300	$(375,702)
1.21%(a)	3-month LIBOR	Citibank, N.A.	May 2012	$79,800	1,215,151
0.81%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2012	$15,700	(79,715)
0.79%(b)	3-month LIBOR	Deutsche Bank AG	July 2012	$31,500	(146,246)
0.85%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2012	$31,500	(181,700)
0.81%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2012	$31,500	(159,938)
0.76%(b)	3-month LIBOR	Credit Suisse International	August 2012	$21,000	(83,416)
0.68%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2012	$18,100	42,785
0.73%(a)	3-month LIBOR	Deutsche Bank AG	August 2012	$25,000	(83,714)
0.76%(a)	3-month LIBOR	Credit Suisse International	August 2012	$10,400	(41,311)
0.68%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2012	$6,300	14,892
0.76%(a)	3-month LIBOR	Credit Suisse International	August 2012	$13,600	(54,022)
0.68%(a)	3-month LIBOR	Deutsche Bank AG	September 2012	$30,200	55,368
0.68%(a)	3-month LIBOR	UBS AG	September 2012	$29,500	50,201
0.68%(b)	3-month LIBOR	Deutsche Bank AG	September 2012	$42,000	(69,799)

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

BlackRock Total Return Portfolio II Pro Forma Combined
Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
0.68%(b)	3-month LIBOR	Deutsche Bank AG	September 2012	$14,800	$27,134
0.68%(b)	3-month LIBOR	UBS AG	September 2012	$14,500	24,675
0.67%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	September 2012	$43,000	69,316
3.05%(b)	3-month LIBOR	Credit Suisse International	August 2014	$50,600	(3,857,014)
2.23%(b)	3-month LIBOR	Deutsche Bank AG	May 2015	$31,800	1,432,325
2.38%(b)	3-month LIBOR	BNP Paribas	June 2015	$16,800	859,068
1.69%(a)	3-month LIBOR	Royal Bank of Scotland Plc	August 2015	$8,300	(98,690)
1.64%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2015	$55,100	(527,391)
1.94%(a)	3-month LIBOR	Royal Bank of Scotland Plc	July 2015	$7,300	185,168
1.67%(b)	3-month LIBOR	Bank of America, N.A.	August 2015	$7,400	(81,537)
1.69%(b)	3-month LIBOR	Royal Bank of Scotland Plc	August 2015	$6,200	(73,720)
1.66%(b)	3-month LIBOR	Royal Bank of Scotland Plc	August 2015	$21,800	(223,188)
1.67%(a)	3-month LIBOR	Bank of America, N.A.	August 2015	$3,700	(40,768)
1.69%(a)	3-month LIBOR	Royal Bank of Scotland Plc	August 2015	$3,100	(36,860)
1.64%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2015	$12,300	(117,730)
1.66%(a)	3-month LIBOR	Royal Bank of Scotland Plc	August 2015	$10,800	(110,570)
1.62%(a)	3-month LIBOR	Deutsche Bank AG	August 2015	$11,900	(97,391)
1.71%(a)	3-month LIBOR	Citibank, N.A.	September 2015	$62,550	(686,284)
1.69%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2015	$15,000	141,768
1.60%(a)	3-month LIBOR	Deutsche Bank AG	September 2015	$8,800	(39,422)
1.72%(a)	3-month LIBOR	Citibank, N.A.	September 2015	$7,800	93,520
1.71%(b)	3-month LIBOR	Citibank, N.A.	September 2015	$27,210	(298,542)
1.70%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2015	$9,000	(94,367)
1.69%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2015	$27,700	261,798
1.65%(a)	3-month LIBOR	Deutsche Bank AG	September 2015	$11,600	89,758
1.57%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	September 2015	$500	2,617
1.72%(b)	3-month LIBOR	Citibank, N.A.	September 2015	$3,900	46,760
1.72%(b)	3-month LIBOR	Deutsche Bank AG	September 2015	$4,500	54,063
1.71%(a)	3-month LIBOR	Citibank, N.A.	September 2015	$13,415	(147,186)
1.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2015	$32,000	(335,528)
1.69%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2015	$14,600	137,987
2.13%(b)	3-month LIBOR	Plc	August 2017	$5,600	(46,479)
2.13%(a)	3-month LIBOR	Royal Bank of Scotland Plc	August 2017	$11,600	(96,278)
2.13%(a)	3-month LIBOR	Barclays Bank Plc	August 2017	$2,700	(22,409)
4.87%(a)	3-month LIBOR	Deutsche Bank AG	February 2020	$17,800	(2,961,879)
4.82%(b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	$16,300	(2,858,409)
4.80%(a)	3-month LIBOR	Royal Bank of Scotland Plc	June 2020	$72,400	(11,773,043)
3.15%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	July 2020	$19,000	(1,128,927)
2.93%(a)	3-month LIBOR	Citibank, N.A.	July 2020	$1,300	50,586
2.96%(a)	3-month LIBOR	Citibank, N.A.	July 2020	$7,900	328,305
3.05%(b)	3-month LIBOR	UBS AG	July 2020	$5,800	(289,249)
2.50%(a)	3-month LIBOR	Deutsche Bank AG	August 2020	$68,600	224,322
2.92%(b)	3-month LIBOR	Barclays Bank Plc	August 2020	$4,100	(151,317)
2.88%(a)	3-month LIBOR	Bank of America, N.A.	August 2020	$2,200	73,031
2.76%(b)	3-month LIBOR	Royal Bank of Scotland Plc	August 2020	$3,600	(79,049)
2.70%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2020	$4,800	(79,605)
2.68%(a)	3-month LIBOR	Citibank, N.A.	August 2020	$4,000	57,348
2.68%(a)	3-month LIBOR	Deutsche Bank AG	August 2020	$9,700	139,070
2.57%(a)	3-month LIBOR	Deutsche Bank AG	August 2020	$3,100	13,649
2.56%(a)	3-month LIBOR	Credit Suisse International	August 2020	$2,400	5,984
2.50%(b)	3-month LIBOR	Deutsche Bank AG	August 2020	$31,300	102,351
2.92%(a)	3-month LIBOR	Barclays Bank Plc	August 2020	$800	(29,525)
2.88%(b)	3-month LIBOR	Bank of America, N.A.	August 2020	$1,100	36,516
2.76%(a)	3-month LIBOR	Royal Bank of Scotland Plc	August 2020	$1,800	(39,524)
2.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	August 2020	$2,400	(39,803)

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

BlackRock Total Return Portfolio II Pro Forma Combined
Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
2.68%(b)	3-month LIBOR	Citibank, N.A.	August 2020	$2,000	$28,674
2.57%(b)	3-month LIBOR	Deutsche Bank AG	August 2020	$1,500	6,604
2.50%(a)	3-month LIBOR	Deutsche Bank AG	August 2020	$15,300	50,031
2.56%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$25,900	(30,503)
2.77%(a)	3-month LIBOR	Deutsche Bank AG	September 2020	$13,280	(261,947)
2.82%(a)	3-month LIBOR	Citibank, N.A.	September 2020	$3,100	(74,345)
2.68%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$16,900	(197,208)
2.80%(a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2020	$7,100	(155,448)
2.69%(a)	3-month LIBOR	Citibank, N.A.	September 2020	$32,900	(376,497)
2.62%(a)	3-month LIBOR	Credit Suisse International	September 2020	$19,800	(111,194)
2.70%(b)	3-month LIBOR	Deutsche Bank AG	September 2020	$76,200	979,056
2.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$8,700	(107,445)
2.62%(a)	3-month LIBOR	UBS AG	September 2020	$14,900	(81,650)
2.57%(a)	3-month LIBOR	Deutsche Bank AG	September 2020	$6,200	(7,438)
2.59%(a)	3-month LIBOR	Goldman Sachs Bank USA	September 2020	$4,500	(10,822)
2.60%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$25,900	97,264
2.59%(b)	3-month LIBOR	Deutsche Bank AG	September 2020	$9,900	24,036
2.55%(a)	3-month LIBOR	UBS AG	September 2020	$10,100	10,720
2.56%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$11,300	(13,308)
2.61%(a)	3-month LIBOR	Citibank, N.A.	September 2020	$15,400	93,084
2.77%(b)	3-month LIBOR	Deutsche Bank AG	September 2020	$5,800	(114,404)
2.82%(b)	3-month LIBOR	Citibank, N.A.	September 2020	$1,400	(33,575)
2.70%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$5,700	(77,237)
2.68%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$7,400	(86,352)
2.80%(b)	3-month LIBOR	Royal Bank of Scotland Plc	September 2020	$3,100	(67,872)
2.69%(b)	3-month LIBOR	Citibank, N.A.	September 2020	$14,300	(163,645)
2.62%(b)	3-month LIBOR	Credit Suisse International	September 2020	$8,600	(48,296)
2.70%(a)	3-month LIBOR	Deutsche Bank AG	September 2020	$33,100	425,286
2.70%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$3,800	(46,930)
2.62%(b)	3-month LIBOR	UBS AG	September 2020	$6,500	(35,619)
2.60%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$11,300	42,435
2.59%(a)	3-month LIBOR	Deutsche Bank AG	September 2020	$3,500	8,497
2.55%(b)	3-month LIBOR	UBS AG	September 2020	$4,400	4,670
2.53%(b)	3-month LIBOR	Deutsche Bank AG	September 2020	$2,500	(11,236)
2.69%(b)	3-month LIBOR	Barclays Bank Plc	September 2020	$6,700	88,093
2.69%(b)	3-month LIBOR	Tha Bank of New York Mellon	September 2020	$4,100	54,541
2.56%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$5,600	(6,595)
2.61%(b)	3-month LIBOR	Citibank, N.A.	September 2020	$7,600	45,937
2.77%(a)	3-month LIBOR	Deutsche Bank AG	September 2020	$2,900	(57,202)
2.82%(a)	3-month LIBOR	Citibank, N.A.	September 2020	$700	(16,788)
2.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$2,800	(37,941)
2.68%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$3,600	(42,009)
2.77%(b)	3-month LIBOR	Deutsche Bank AG	September 2020	$7,000	134,408
2.80%(a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2020	$1,500	(32,842)
2.72%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	September 2020	$8,700	(127,969)
2.69%(a)	3-month LIBOR	Citibank, N.A.	September 2020	$7,000	(80,106)
2.62%(a)	3-month LIBOR	Credit Suisse International	September 2020	$4,200	(23,586)
2.70%(b)	3-month LIBOR	Deutsche Bank AG	September 2020	$16,300	209,430
2.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$1,900	(23,465)
2.62%(a)	3-month LIBOR	UBS AG	September 2020	$3,200	(17,535)
2.57%(a)	3-month LIBOR	Deutsche Bank AG	September 2020	$1,300	(1,560)
2.60%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	$5,600	21,030
2.59%(b)	3-month LIBOR	Deutsche Bank AG	September 2020	$2,100	5,098
2.55%(a)	3-month LIBOR	UBS AG	September 2020	$2,200	2,335
3.46%(a)	3-month LIBOR	BNP Paribas	October 2020	$15,800	(1,226,697)

Pro Forma Condensed Combined Schedule of Investments for

BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio and BlackRock Bond Portfolio

As of September 30, 2010 (Unaudited)

BlackRock Total Return Portfolio II Pro Forma Combined
Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
3.50%(b)	3-month LIBOR	Deutsche Bank AG	September 2040	$6,000	$(205,357)
3.48%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2040	$3,800	(114,336)
3.50%(a)	3-month LIBOR	Deutsche Bank AG	September 2040	$13,700	(468,898)
3.48%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2040	$8,700	(261,768)
3.50%(a)	3-month LIBOR	Deutsche Bank AG	September 2040	$2,900	(99,256)
3.48%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2040	$1,900	(57,168)

Total					$(24,584,551)

(a)	Fund pays fixed interest rate and receives floating rate.
(b)	Fund pays floating interest rate and receives fixed rate.

Credit default swaps on single-name issues—sold protection outstanding as of September 30, 2010 were as follows:

BlackRock Total Return Portfolio II Pro Forma Combined
Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount	Unrealized Appreciation
Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	December 2014	BBB	$16,100	$67,521

Total						$67,521

1.	Using S&P’s rating of the issuer.
2.	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Credit default swaps on traded indexes—buy protection outstanding as of September 30, 2010 were as follows:

BlackRock Total Return Portfolio II Pro Forma Combined
Index	Pay Fixed Rate	Counterparty	Expiration	Notional Amount	Unrealized Depreciation
CDX.NA.IG Series 14 Version 1	1.00%	Citibank, N.A.	June 2015	$23,800	($128,258)
CDX.NA.IG Series 14 Version 1	1.00%	Citibank, N.A.	June 2015	$23,800	($151,186)

Total					($279,444)

Total return swaps outstanding as of September 30, 2010 were as follows:

BlackRock Total Return Portfolio II Pro Forma Combined
Interest Payable Rate	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
6.50%	Goldman Sachs Bank USA	January 2038	$14,001	$(113,211	) [1]
6.50%	JPMorgan Chase Bank, N.A.	January 2038	$14,077	$(65,201	) [1]
6.50%	JPMorgan Chase Bank, N.A.	January 2038	$36,271	$(98,259	) [1]
6.50%	Credit Suisse International	January 2038	$30,771	$(104,964	) [1]
5.50%	Goldman Sachs Bank USA	January 2039	$26,175	$244,323	[2]
Total
				$(137,312)

1.	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.
2.	Based on the change in the return of the Markit IOS Index referencing the interest component of the 5.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

See Notes to Condensed Combined Financial Statements

Pro Forma Condensed Combined Statement of Assets and Liabilities for

BlackRock Managed Income Portfolio, BlackRock Bond Portfolio, and BlackRock Total Return Portfolio II

as of September 30, 2010 (Unaudited)

	BlackRock Managed Income Portfolio	BlackRock Bond Portfolio	BlackRock Total Return Portfolio II	Pro Forma Adjustments		BlackRock Total Return Portfolio II Pro Forma Combined
Assets:
Investments at value - unaffiliated(1)	$920,222,760	$1,512,331,563	$4,103,900,578			$6,536,454,901
Investments at value - affiliated(2)	785,936	—	24,142,136			24,928,072
Cash	1,408,030	2,022,004	—			3,430,034
Foreign currency at value(3)	52,718	108,912	240,283			401,913
Cash held as collateral for financial futures contracts	20,000	—	—			20,000
TBA sale commitments receivable	294,635,096	320,188,412	1,405,152,203			2,019,975,711
Investments sold receivable	277,579,794	369,663,317	1,369,649,093			2,016,892,204
Interest receivable	4,236,086	9,020,125	18,767,612			32,023,823
Unrealized appreciation on swaps	3,394,650	3,346,013	1,737,926			8,478,589
Unrealized appreciation on foreign currency exchange	1,503,201	3,054,804	6,930,120			11,488,125
Capital shares sold receivable	1,032,141	1,635,355	4,508,844			7,176,340
Receivable from advisor	46,708	661	14,912			62,281
Margin variation receivable	20,396	53,622	195,303			269,321
Dividends receivable - affiliated	255	3,959	2,574			6,788
Principal paydown receivable	92,422	—	599,510			691,932
Prepaid expenses	41,553	60,162	121,123			222,838
Other assets	—	9,602	—			9,602

Total Assets	1,505,071,746	2,221,498,511	6,935,962,217			10,662,532,474

Liabilities:
Bank overdraft	—	—	20,358,625			$20,358,625
Investments purchased payable	535,680,564	509,447,461	2,538,972,878			3,584,100,903
TBA sale commitments at value(4)	293,666,984	318,965,130	1,400,724,990			2,013,357,104
Reverse repurchase agreements	149,725,850	160,724,475	544,939,663			855,389,988
Options written at value(5)	15,706,139	30,878,166	57,270,284			103,854,589
Unrealized depreciation on swaps	5,313,948	10,909,433	17,188,994			33,412,375
Capital shares redeemed payable	465,611	1,684,234	3,612,090			5,761,935
Cash collateral received for swap contracts	—	2,180,000	4,600,000			6,780,000
Cash collateral on reverse repurchase agreements	—	—	297,000			297,000
Interest expense payable	503,979	518,296	2,303,324			3,325,599
Unrealized depreciation on foreign currency exchange contracts	1,442,590	2,940,195	6,652,407			11,035,192
Income dividends payable	976,887	1,121,368	2,147,493	$5,907,362	(8)	10,153,110
Reorganization expenses	—	—	—	205,572	(9)	205,572
Investment advisory fees payable	190,757	283,459	731,832			1,206,048
Service and distribution fees payable	43,639	125,573	182,885			352,097
Margin variation payable	152,027	281,879	593,624			1,027,530
Other affiliates payable	16,533	51,275	88,916			156,724
Officer’s and Trustees’ fees payable	5,813	9,340	16,841			31,994
Swap premiums received	645,512	735,945	3,096,956			4,478,413
Other accrued expenses payable	193,533	436,437	739,257			1,369,227

Total liabilities	$1,004,730,366	$1,041,292,666	$4,604,518,059	$6,112,934		$6,656,654,025

Net Assets:	$500,341,380	$1,180,205,845	$2,331,444,158	$(6,112,934)		$4,005,878,449

Pro Forma Condensed Combined Statement of Assets and Liabilities for

BlackRock Managed Income Portfolio, BlackRock Bond Portfolio, and BlackRock Total Return Portfolio II

as of September 30, 2010 (Unaudited)

	BlackRock Managed Income Portfolio	BlackRock Bond Portfolio	BlackRock Total Return II Portfolio	Pro Forma Adjustments		BlackRock Total Return Portfolio II Pro Forma Combined
Net Assets Consist of:
Paid-in capital	512,756,252	1,148,119,708	2,441,631,998	(205,572	)(9)	4,102,302,386
Undistributed net investment income	1,532,354	4,375,008	8,063,352	(5,907,362	)(8)	8,063,352
Accumulated net realized gain (loss)	(22,413,317)	894,687	(145,838,851)			(167,357,481)
Net unrealized appreciation/depreciation	8,466,091	26,816,442	27,587,659			62,870,192

Net Assets	$500,341,380	$1,180,205,845	$2,331,444,158	$(6,112,934)		$4,005,878,449

(1) Investments at cost—unaffiliated	$906,727,299	$1,471,727,878	$4,054,922,849			$6,433,378,026

(2) Investments at cost—affiliated	$785,936	$—	$24,142,136			$24,928,072

(3) Foreign currency at cost	$50,619	$104,822	$231,607			$387,048

(4) Proceeds from TBA sale commitments	$294,635,096	$320,188,412	$1,405,152,203			$2,019,975,711

(5) Premiums received	$11,805,198	$23,850,926	$47,987,079			$83,643,203

Net Asset Value:
BlackRock
Net assets	$—	$152,849,981	$1,077,975,866	(865,936	)(8)(9)	$1,229,959,911
Shares outstanding(6)	—	15,833,370	112,179,686	(17,135	)(7)	127,995,921
Net asset value	$—	$9.65	$9.61			$9.61

Institutional
Net assets	$312,659,189	$527,175,859	$790,767,841	(3,848,123	)(8)(9)	$1,626,754,766
Shares outstanding(6)	30,360,792	54,625,972	82,506,212	2,237,465	(7)	169,730,441
Net asset value	$10.30	$9.65	$9.58			$9.58

Service
Net assets	$154,030,640	$139,733,738	$37,639,153	(307,234	)(8)(9)	$331,096,297
Shares outstanding(6)	14,956,285	14,471,007	3,925,059	1,174,794	(7)	34,527,145
Net asset value	$10.30	$9.66	$9.59			$9.59

Investor A
Net assets	$25,401,952	$277,102,212	$280,856,521	(1,084,203	)(8)(9)	$582,276,482
Shares outstanding(6)	2,465,835	28,712,931	29,263,032	226,815	(7)	60,668,613
Net asset value	$10.30	$9.65	$9.60			$9.60

Investor B
Net assets	$697,808	$3,835,592	$10,118,318	(548	)(9)	$14,651,170
Shares outstanding(6)	67,772	397,491	1,055,046	7,381	(7)	1,527,690
Net asset value	$10.30	$9.65	$9.59			$9.59

Investor C
Net assets	$7,551,791	$79,508,463	$133,691,499	(6,875	)(9)	$220,744,878
Shares outstanding(6)	734,976	8,231,804	13,991,003	143,477	(7)	23,101,260
Net asset value	$10.27	$9.66	$9.56			$9.56

Class R
Net assets	$—	$—	$394,960	(15	)(9)	$394,945
Shares outstanding(6)	—	—	41,129			41,129
Net asset value	$—	$—	$9.60			$9.60
(6)	Unlimited number of shares authorized, $0.001 par value.
(7)	Reflects the capitalization adjustments giving the effect of the transfer of shares of the BlackRock Managed Income Portfolio and BlackRock Bond Portfolio which the BlackRock Total Return Portfolio II fund’s shareholders will receive as if the Reorganization had taken place on September 30, 2010. The foregoing should not be relied upon to reflect the number of shares of the BlackRock Total Return Portfolio II.
(8)	Reflects the distribution of undistributed net investment income of $5,907,362, of which $1,532,354 was attributable to BlackRock Managed Income Portfolio and $4,375,008 was attributable to BlackRock Bond Portfolio.
(9)	Reflects the charge for estimated reorganization expenses of $205,572, of which $116,905 was attributable to BlackRock Managed Income Portfolio and $88,667 was attributable to BlackRock Total Return Portfolio II.

See Notes to Condensed Combined Financial Statements

Pro Forma Condensed Combined Statement of Operations

BlackRock Managed Income Portfolio, BlackRock Bond Portfolio, and BlackRock Total Return Portfolio II

For the Twelve Months Ended September 30, 2010 (Unaudited)

	BlackRock Managed Income Portfolio	BlackRock Bond Portfolio	BlackRock Total Return Portfolio II	Pro Forma Adjustments		BlackRock Total Return Portfolio II Pro Forma Combined(1)
Investment Income:
Interest	$27,240,629	$47,591,635	$114,634,124			$189,466,388
Dividends	—	—	18,614			18,614
Dividends - affiliated	6,083	15,696	24,346			46,125

Total income	27,246,712	47,607,331	114,677,084			189,531,127

Expenses:
Investment advisory	2,546,602	5,124,329	10,373,040	$(1,317,408	)(2)	16,726,563
Service - Investor A	56,435	263,307	636,898	—		956,640
Service and distribution - Investor B	9,242	47,895	115,552	—		172,689
Service and distribution - Investor C	66,803	713,564	1,169,069	—		1,949,436
Service and distribution - Class R	—	—	1,781	—		1,781
Service and distribution - Service	422,503	410,029	99,507	—		932,039
Transfer agent - BlackRock	—	14,838	115,671	—		130,509
Transfer agent - Institutional	605,488	381,251	1,059,925	—		2,046,664
Transfer agent - Investor A	28,651	145,070	354,390	—		528,111
Transfer agent - Investor B	2,255	7,703	24,627	—		34,585
Transfer agent - Investor C	8,687	69,552	162,716	—		240,955
Transfer agent - Class R	—	—	722	—		722
Transfer agent - Service	74,263	192,214	57,064	—		323,541
Administration - fund level	380,912	714,577	1,362,982	(249,194	)(3)	2,209,277
Printing	61,969	143,705	251,893	(23,431	)(4)	434,136
Administration - BlackRock	—	42,597	206,008	(34,107	)(3)	214,498
Administration - Institutional	77,589	125,590	149,285	(128,107	)(3)	224,357
Administration - Investor A	5,641	26,255	63,667	105	(3)	95,668
Administration - Investor B	233	1,199	2,894	(10	)(3)	4,316
Administration - Investor C	1,668	17,801	29,208	61	(3)	48,738
Administration - Class R	—	—	88	—		88
Administration - Service	42,227	41,077	9,853	(206	)(3)	92,951
Custodian	123,806	146,981	305,040	(161,997	)(4)	413,830
Professional	114,942	155,791	313,886	(168,951	)(4)	415,668
Registration	60,831	131,623	125,842	(186,673	)(4)	131,623
Officer and Trustees	26,035	38,740	61,393	(23,361	)(4)	102,807
Borrowing costs(5)	—	31,030	93,022	—		124,052
Miscellaneous	89,111	124,040	200,420	(183,511	)(4)	230,060
Recoupment of past waived fees - class specific	981	16,788	38,862	(56,631	)(5)	—

Total expenses excluding interest expense and fees	4,806,874	9,127,546	17,385,305	(2,533,421)		28,786,304

Interest expense	684,001	1,307,559	4,099,727	—		6,091,287

Total expenses	5,490,875	10,435,105	21,485,032	(2,533,421)		34,877,591

Less fees waived by advisor	(69,526)	(1,682,274)	(2,973,996)	910,465	(5)	(3,815,331)
Less administration fees waived - BlackRock	—	(42,597)	(205,423)	33,522	(5)	(214,498)
Less administration fees waived - Institutional	(77,589)	(48,240)	(111,526)	12,998	(5)	(224,357)
Less administration fees waived - Investor A	—	(216)	—	216	(5)	—
Less administration fees waived - Investor B	(124)	(21)	(772)	917	(5)	—
Less administration fees waived - Investor C	(12)	—	—	12	(5)	—
Less administration fees waived - Class R	—	—	(32)	(4	)(5)	(36)
Less administration fees waived - Service	(29,319)	(854)	—	30,173	(5)	—
Less transfer agent fees waived - BlackRock	—	(706)	(3,412)	(21	)(5)	(4,139)
Less transfer agent fees waived - Institutional	(1,106)	(225)	(9,426)	(4,532	)(5)	(15,289)
Less transfer agent fees waived - Investor A	—	(21)	—	21	(5)	—

Pro Forma Condensed Combined Statement of Operations

BlackRock Managed Income Portfolio, BlackRock Bond Portfolio, and BlackRock Total Return Portfolio II

For the Twelve Months Ended September 30, 2010 (Unaudited)

	BlackRock Managed Income Portfolio	BlackRock Bond Portfolio	BlackRock Total Return Portfolio II	Pro Forma Adjustments		BlackRock Total Return Portfolio II Pro Forma Combined(1)
Less transfer agent fees waived - Investor B	$(66)	$(1)	$(54)	$121	(5)	$—
Less transfer agent fees waived - Investor C	(1)		—	1	(5)	—
Less transfer agent fees waived - Class R	—		(3)	3	(5)	—
Less transfer agent fees waived - Service	(6)	(20)	—	26	(5)	—
Less transfer agent fees reimbursed - BlackRock	—	(14,059)	(111,414)	(897	)(5)	(126,370)
Less transfer agent fees reimbursed - Institutional	(596,968)	(4,548)	(292,103)	491,987	(5)	(401,632)
Less transfer agent fees reimbursed - Investor A		(36)	—	36	(5)	—
Less transfer agent fees reimbursed - Investor B	(539)	(18)	(50)	607	(5)	—
Less transfer agent fees reimbursed - Investor C	(14)	—	—	14	(5)	—
Less transfer agent fees reimbursed - Class R	—	—	(109)	109	(5)	—
Less transfer agent fees reimbursed - Service	(221)	(191)	—	412	(5)	—
Lees fees paid indirectly	(34)	(199)	(607)	840	(5)	—

Total expenses after fees waived, reimbursed and paid indirectly	4,715,350	8,640,879	17,776,105	(1,056,395)		30,075,939

Net investment income	22,531,362	38,966,452	96,900,979	1,056,395		159,455,188

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments - unaffiliated	6,574,722	14,089,745	37,309,088	—		57,973,555
Options written	7,879,791	15,908,666	31,170,343	—		54,958,800
Financial futures contracts	(1,561,726)	(2,706,814)	(8,224,793)	—		(12,493,333)
Swaps	168,783	4,083,698	5,838,410	—		10,090,891
Foreign currency transactions	633,371	1,338,212	2,975,700	—		4,947,283

	13,694,941	32,713,507	69,068,748	—		115,477,196

Net change in unrealized appreciation/depreciation on:
Investments - unaffiliated	21,746,456	32,289,808	96,589,840	—		150,626,104
Options written	(1,712,077)	(4,084,528)	(8,684,887)	—		(14,481,492)
Financial futures contracts	(456,157)	(764,017)	(2,715,483)	—		(3,935,657)
Swaps	(3,849,473)	(13,847,638)	(21,390,163)	—		(39,087,274)
Foreign currency transactions	1,093,595	151,035	(665,440)	—		579,190

	16,822,344	13,744,660	63,133,867	—		93,700,871

Total realized and unrealized gain	30,517,285	46,458,167	132,202,615	—		209,178,067

Net Increase in Net Assets Resulting from Operations:	$53,048,647	$85,424,619	$229,103,594	$1,056,395		$368,633,255

(1)	This Pro Forma Condensed Combined Statement of Operations excludes non-recurring aggregate estimated Reorganization expense of $205,572, of which $116,905 was attributable to BlackRock Managed Income Portfolio and $88,667 was attributable to the BlackRock Total Return Portfolio II.
(2)	Reflects adjustments due to contractual advisory agreement of BlackRock Total Return Portfolio II.
(3)	Reflects adjustments due to contractual administration agreement of BlackRock Total Return Portfolio II.
(4)	Reflects the anticipated savings as a result of the Reorganization through consolidated of custody, legal and other services.
(5)	Reflects adjustments due to the expense limitation agreement of BlackRock Total Return Portfolio II currently in effect and changes that will be in effect upon completion of the Reorganization.

See Notes to Condensed Combined Financial Statements

Notes to Pro Forma Condensed Combined Financial Statements as of September 30, 2010 (Unaudited)

NOTE 1 — Basis of Combination:

The Board of Trustees (the “Board”) of the BlackRock Funds II (the “Trust”) on behalf of its portfolios, BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio, and BlackRock Bond Portfolio (collectively, the “Funds”), at a meeting held on March 18, 2011, approved the Funds entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the BlackRock Managed Income Portfolio and BlackRock Bond Portfolio will transfer all of their assets, subject to their liabilities, to the BlackRock Total Return Portfolio II, in exchange for the shares of the BlackRock Total Return Portfolio II equal in value to the net assets of the BlackRock Managed Income Portfolio and BlackRock Bond Portfolio (the “Reorganization”). If the Reorganization is consummated, shares of the BlackRock Total Return Portfolio II then will be distributed to BlackRock Managed Income Portfolio and BlackRock Bond Portfolio shareholders on a pro rata basis in liquidation of BlackRock Managed Income Portfolio and BlackRock Bond Portfolio.

The Reorganization will be accounted for as a tax-free merger of investments companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds as though the merger had been effected on September 30, 2010. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Funds for the twelve months ended September 30, 2010. These statements have been derived from the books and records of the Funds utilized in calculating daily net asset values at the dates indicated above in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. As of September 30, 2010, all the securities held by the BlackRock Managed Income Portfolio and BlackRock Bond Portfolio comply with the compliance guidelines and/or investment restrictions of BlackRock Total Return Portfolio II. The historical cost of investment securities will be carried forward to the surviving legal entity.

The historical financial statements of the Funds included or incorporated by reference in their respective prospectuses should be read in conjunction with the accompanying pro forma condensed combined financial statements. Such pro forma condensed combined financial statements are presented for information purposes only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on September 30, 2010. Following the Reorganization, BlackRock Total Return Portfolio II will be the legal survivor.

If the Reorganization is completed, BlackRock Total Return Portfolio II and BlackRock Managed Income Portfolio’s shareholders will bear their share of the costs of the Reorganization while BlackRock Advisors, LLC and its affiliates will bear the costs of BlackRock Bond Portfolio. The estimated expenses of the Reorganization attributable to each Fund are as follows:

Estimated Reorganization Expenses
BlackRock Total Return Portfolio II	BlackRock Managed Income Portfolio	BlackRock Bond Portfolio
$88,667	$116,905	$195,653

NOTE 2 — BlackRock Total Return Portfolio II, BlackRock Managed Income Portfolio, and BlackRock Bond Portfolio Valuation:

The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices for one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair values, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

NOTE 3 — Capital Shares:

The pro forma net asset value per share assumes the issuance of shares of BlackRock Total Return Portfolio II that would have been issued at September 30, 2010 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of the respective shares of the BlackRock Managed Income Portfolio and BlackRock Bond Portfolio, as of September 30, 2010, divided by the net asset value per share of the shares of BlackRock Total Return Portfolio II as of September 30, 2010. The pro forma number of shares outstanding, by class, for BlackRock Total Return Portfolio II consists of the following at September 30, 2010.

Capital Shares Table

Class of Shares	Shares of BlackRock Total Return Portfolio II Pre-Combination	Additional Shares Assumed Issued in Reorganization		Total Outstanding Shares Post-Combination
BlackRock	112,179,686	15,816,235	(a)	127,995,921
Institutional	82,506,212	87,224,229		169,730,441
Service	3,925,059	30,602,086		34,527,145
Investor A	29,263,032	31,405,581		60,668,613
Investor B	1,055,046	472,644		1,527,690
Investor C	13,991,003	9,110,257		23,101,260
Class R	41,129	—	(b)	41,129

(a)	BlackRock Bond Portfolio has no shares outstanding for this class.
(b)	BlackRock Managed Income Portfolio and BlackRock Bond Portfolio have no Class R shares outstanding.

NOTE 4 — Pro Forma Operating Expenses:

The pro forma condensed combined statement of operations for the twelve month period ended September 30, 2010, as adjusted, giving effect to the Reorganization reflects changes in expenses of BlackRock Total Return Portfolio II as if the Reorganization was consummated on October 1, 2009. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganization, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 — Federal Income Taxes:

Each of the BlackRock Total Return Portfolio II, the BlackRock Managed Income Portfolio and the BlackRock Bond Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated, unless it is determined that such qualification is no longer in the best interest of shareholders, BlackRock Total Return Portfolio II will seek to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, the BlackRock Managed Income Portfolio and BlackRock Bond Portfolio will make any required income or capital gain distributions prior to consummation of the Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies.

The BlackRock Total Return Portfolio II will succeed to the capital loss carryforwards of the BlackRock Managed Income Portfolio and BlackRock Bond Portfolio. BlackRock Managed Income Portfolio and BlackRock Bond Portfolio’s capital loss carryforwards will be subject to the limitations of the Code. In addition, for five years beginning after the Closing Date of the Reorganization, the BlackRock Total Return Portfolio II will not be allowed to offset certain pre-Reorganization built-in gains attributable to the BlackRock Managed Income Portfolio and BlackRock Bond Portfolio with capital loss carryforwards. Due to the operation of these loss limitation rules, it is possible that the shareholders of the BlackRock Managed Income Portfolio and BlackRock Bond Portfolio would receive taxable distributions earlier than they would have in the absence of the respective Reorganization.

Shareholders of the BlackRock Managed Income Portfolio and BlackRock Bond Portfolio may tender their shares before the Reorganizations take place, which will be treated as a normal tender of shares and, generally, will be a taxable transaction. Shareholders must consult with their own tax advisers regarding potential transactions.

NOTE 6 — Pro Forma Calculation:

The accompanying Pro Forma Condensed Combined Financial Statements include pro forma calculations that are based on estimates and as such may not necessarily be representative of the actual combined fund financial statements.

NOTE 7 — Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the Pro Forma Condensed Combined Financial Statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the Pro Forma Condensed Combined Financial Statements.

PART C

OTHER INFORMATION

Item 15.     Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 10 of the Distribution Agreement incorporated herein by reference to Exhibit 5(a) of the Registrant’s Registration Statement filed on Form N-1A on January 28, 2011 (the “Registrant’s Registration Statement”). Indemnification of Registrant’s Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 12 of the Custodian Agreement incorporated herein by reference to Exhibit 7(a) of the Registrant’s Registration Statement, in Section 12 of the Transfer Agency Agreement incorporated herein by reference to Exhibit 8(b) of the Registrant’s Registration Statement and in Section 9 of the Administration Agreement incorporated herein by reference to Exhibit 8(a) of the Registrant’s Registration Statement. Indemnification of BlackRock Advisors, LLC is provided for in Section 5 of the Shareholders’ Administrative Services Agreement incorporated herein by reference to Exhibit 8(e) of the Registrant’s Registration Statement. Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated herein by reference to Exhibit 1(a) of the Registrant’s Registration Statement provides as follows:

Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 9.6 of the Registrant’s Declaration of Trust, incorporated herein by reference to Exhibit 1(a) of the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant.

Section 9.6 states as follows:

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Article IV, Section 1 of the Registrant’s Bylaws provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s Bylaws provides:

Mandatory Indemnification.

(a) The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising with respect to any matter as to which the Indemnitee shall have been adjudicated to have engaged in (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder in any action that is disposed of by a settlement, compromise payment, consent decree, or otherwise unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

(c) Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

(d) The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

(e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

(f) The Fund shall indemnify and provide for the advance payment of expenses to its representatives and employees to the full extent required under its Charter. Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

(g) Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s Bylaws provides:

Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s Bylaws provides:

Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act.

Item 16. Exhibits

(1)		—Articles of Incorporation

	(a)	—Declaration of Trust of the Registrant dated April 26, 2007 is incorporated by reference to Exhibit 1(a) of Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

(b)

—Amendment No. 1 to Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(2)		—By-laws

(a)

—Amended and Restated Code of Regulations of the Registrant, effective December 9, 2008 are incorporated by reference to Exhibit (2)(a) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2009.

(3)		—Voting trust agreements

	(a)	—None.

(4)		—Plan of Reorganization

	(a)	—Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Prospectus/Information Statement

(5)		—Instruments Defining Rights of Security Holders

(a)

—Sections V, VIII and IX of Registrant’s Declaration of Trust dated April 26, 2007 are incorporated by reference to Exhibit 1(a) of Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

	(b)	—Article I of Registrant’s Code of Regulations is incorporated by reference to Exhibit (2)(a) of Registrant’s Registration Statement on Form N-1A filed on May 3, 2007.

(c)

—Article I, Article II and Article V (Section 4) of the Amended and Restated Code of Regulations of the Registrant are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2009.

(6)		—Investment Advisory Contracts

(a)

—Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC relating to all Portfolios except the Strategic Portfolio I is incorporated herein by reference to Exhibit 4(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)

—Form of Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Strategic Portfolio I is incorporated herein by reference to Exhibit 4(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(c)

—Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to the Bond Portfolio is incorporated herein by reference to Exhibit 4(c) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(d)

—Form of Addendum No. 1 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(e)

—Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to the Emerging Market Debt, Strategic Income, Income and Income Builder Portfolios is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(f)

—Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Investment Management, LLC with respect to the Income and Income Builder Portfolios is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(g)

—Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Multi-Sector Bond Portfolio is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 26 to the Registration Statement filed on February 26, 2010.

(h)

—Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to BlackRock Multi-Sector Bond Portfolio is incorporated herein by reference to Exhibit 4(g) of Post-Effective Amendment No. 3 to the Registration Statement filed on February 26, 2010.

(i)

—Addendum No. 3 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC with respect to BlackRock Floating Rate Income Portfolio is incorporated herein by reference to Exhibit 4(i) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(j)

—Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. respect to BlackRock Floating Rate Income Portfolio is incorporated herein by reference to Exhibit 4(j) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(7)		—Underwriting Contracts

(a)

—Form of Distribution Agreement between Registrant and BlackRock Investments, LLC, formerly, BlackRock Investments, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 28, 2008.

(b)

—Form of Appendix A to Distribution Agreement between Registrant and BlackRock Investments, LLC is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(8)		—Bonus or Profit Sharing Contracts

—None.

(9)		—Custodian Agreements

(a)

—Form of Custodian Agreement between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)

—Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit 7(b) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(10)		—Rule 12b-1 Plan

(a)

—Distribution and Service Plan for Service, Investor A, Investor B, Investor C, Institutional, HL, BlackRock, Investor A1, Investor B1, Investor B2, Investor C1, Investor C2 and R Shares is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 29, 2008.

(b)

—Appendix to Distribution and Service Plan is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 29, 2008.

	(c)	—Form of Appendix A to Distribution and Service Plan is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(d)

—Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit 14(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(11)		—Legal Opinions

	(a)	—Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered is filed herewith.

(12)	(a)

—Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock Bond Portfolio and the BlackRock Total Return Portfolio II is filed herewith.

(b)

—Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock Managed Income Portfolio and the BlackRock Total Return Portfolio II is filed herewith.

(13)		—Other Material Contracts

(a)

—Form of Administration Agreement among Registrant, BlackRock Advisors, LLC and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Exhibit 8(a) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(b)

—Form of Appendix A to Administration Agreement among Registrant, BlackRock Advisors, LLC and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(c)

—Form of Transfer Agency Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Exhibit 8(b) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(d)

—Form of Exhibit A to Transfer Agency Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(e)

—Form of Expense Limitation Agreement by and between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on October 29, 2009.

(f)

—Schedule A to Expense Limitation Agreement is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on January 29, 2008.

(g)

—Form of Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(e) of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2007.

(h)

—Form of Appendix A to Shareholders’ Administrative Services Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(h) of Post-Effective Amendment No. 31 to the Registration Statement filed on July 7, 2010.

(i)

—Form of Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(b)(7) of Post-Effective Amendment No. 18 to BlackRock Fundamental Growth Fund, Inc.’s Registration Statement on Form N-1A filed on December 21, 2006.

(j)

—Termination, Replacement and Restatement Agreement between the Registrant, a syndicate of banks and certain other parties is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 22 of BlackRock Fundamental Growth Fund, Inc.’s Registration Statement on Form N-1A filed on December 23, 2009.

(k)

—Termination, Replacement and Restatement Agreement between the Registrant, a syndicate of banks and certain other parties is incorporated by reference to Exhibit 8(k) to Post-Effective Amendment No. 36 of the Registrant’s Registration Statement on Form N-1A filed on November 22, 2010.

	(l)	—Form of Amended and Restated Securities Lending Agreement between the Registrant and BlackRock Investment Management.[1]

	(m)	—Amendment to Expense Limitation Agreement is incorporated by reference to Exhibit 13(f) to the Registration Statement on Form N-14 of BlackRock Funds, filed on March 5, 2010.

(14)		—Consents

(a)

—Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock Bond Portfolio, the BlackRock Managed Income Portfolio and the BlackRock Total Return Portfolio II is filed herewith.

(15)		—Omitted Financial Statements

	(a)	—None

(16)		—Power of Attorney

	(a)	—Power of Attorney is included on the signature page.

17	(a)

—Prospectuses and Statement of Additional Information of the BlackRock Bond Portfolio, each dated January 28, 2011 (incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 333-142592), filed on January 28, 2011).

(b)

—Prospectuses and Statement of Additional Information of the BlackRock Managed Income Portfolio, each dated January 28, 2011 (incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 333-142592), filed on January 28, 2011).

(c)

—Prospectuses and Statement of Additional Information of the BlackRock Total Return Portfolio II, each dated January 28, 2011 (incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 333-142592), filed on January 28, 2011).

(d)

—Annual Report to Shareholders of the BlackRock Bond Portfolio for the year ended September 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on December 2, 2010).

(e)

—Annual Report to Shareholders of the BlackRock Managed Income Portfolio for the year ended September 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on December 2, 2010).

(f)

—Annual Report to Shareholders of the BlackRock Total Return Portfolio II for the year ended September 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on December 2, 2010).

[1]	To be filed by amendment.

Item 17.     Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York on the 1st day of April, 2011.

BLACKROCK FUNDS II (Registrant)

By:	/S/ JOHN PERLOWSKI
(John Perlowski, President and Chief Executive Officer)

Each person whose signature appears below hereby authorizes Howard Surloff, Ira Shapiro, Ben Archibald, John Perlowski, Neal J. Andrews, Jay M. Fife, Edward Baer, Brendan Kyne, Brian Schmidt, Janey Ahn, Aaron Wasserman, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission. This power of attorney will be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts. The execution of this power of attorney is not intended to, and does not, revoke any prior powers of attorney.

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN PERLOWSKI (John Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	April 1, 2011

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	April 1, 2011

/S/ JAMES H. BODURTHA (James H. Bodurtha)	Trustee	April 1, 2011

/S/ BRUCE R. BOND (Bruce R. Bond)	Trustee	April 1, 2011

/S/ DONALD W. BURTON (Donald W. Burton)	Trustee	April 1, 2011

/S/ RICHARD S. DAVIS (Richard S. Davis)	Trustee	April 1, 2011

/S/ STUART E. EIZENSTAT (Stuart E. Eizenstat)	Trustee	April 1, 2011

/S/ LAURENCE D. FINK (Laurence D. Fink)	Trustee	April 1, 2011

/S/ KENNETH A. FROOT (Kenneth A. Froot)	Trustee	April 1, 2011

Signature	Title	Date

/S/ HENRY GABBAY (Henry Gabbay)	Trustee	April 1, 2011

/S/ ROBERT M. HERNANDEZ (Robert M. Hernandez)	Trustee	April 1, 2011

/S/ JOHN F. O’BRIEN (John F. O’Brien)	Trustee	April 1, 2011

/S/ ROBERTA COOPER RAMO (Roberta Cooper Ramo)	Trustee	April 1, 2011

/S/ DAVID H. WALSH (David H. Walsh)	Trustee	April 1, 2011

/S/ FRED G. WEISS (Fred G. Weiss)	Trustee	April 1, 2011

EXHIBIT INDEX

Exhibit No.		Description

11	(a)	—Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered.

12	(a)	—Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock Bond Portfolio and the BlackRock Total Return Portfolio II.

	(b)	—Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock Managed Income Portfolio and the BlackRock Total Return Portfolio II.

14	(a)	—Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock Bond Portfolio, the BlackRock Managed Income Portfolio and the BlackRock Total Return Portfolio II.